UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Annual report for the year ended October 31, 2023

A balanced approach
that seeks to build
and preserve wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches its target date, with bond and equity-income funds increasing after the target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class R-6 shares. Class A share results are shown at net asset value unless otherwise indicated. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2023 (the most recent calendar quarter-end). Class A share returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the expense ratios as of the series prospectus dated January 1, 2024 (unaudited).

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*	Expense ratios

Class R-6 shares
American Funds 2065 Target Date Retirement Fund	18.23%	—	—	12.38%	0.39%
American Funds 2060 Target Date Retirement Fund®	18.17	6.37%	—	7.72	0.39
American Funds 2055 Target Date Retirement Fund®	18.14	6.41	8.35%	9.51	0.38
American Funds 2050 Target Date Retirement Fund®	17.77	6.49	8.40	7.14	0.38
American Funds 2045 Target Date Retirement Fund®	17.33	6.52	8.37	7.13	0.37
American Funds 2040 Target Date Retirement Fund®	16.70	6.46	8.25	7.06	0.37
American Funds 2035 Target Date Retirement Fund®	14.53	6.01	7.89	6.81	0.35
American Funds 2030 Target Date Retirement Fund®	12.16	5.15	7.05	6.32	0.33
American Funds 2025 Target Date Retirement Fund®	10.07	4.63	6.24	5.72	0.32
American Funds 2020 Target Date Retirement Fund®	8.83	4.11	5.53	5.09	0.31
American Funds 2015 Target Date Retirement Fund®	8.21	3.97	5.10	4.82	0.30
American Funds 2010 Target Date Retirement Fund®	7.31	3.74	4.76	4.54	0.29

Class A shares
American Funds 2065 Target Date Retirement Fund	10.93%	—	—	10.07%	0.77%
American Funds 2060 Target Date Retirement Fund®	11.03	4.75%	—	6.62	0.73
American Funds 2055 Target Date Retirement Fund®	11.02	4.80	7.37%	8.68	0.72
American Funds 2050 Target Date Retirement Fund®	10.63	4.90	7.41	6.42	0.71
American Funds 2045 Target Date Retirement Fund®	10.23	4.91	7.39	6.40	0.70
American Funds 2040 Target Date Retirement Fund®	9.68	4.85	7.27	6.34	0.71
American Funds 2035 Target Date Retirement Fund®	7.60	4.41	6.89	6.09	0.68
American Funds 2030 Target Date Retirement Fund®	5.43	3.58	6.06	5.60	0.67
American Funds 2025 Target Date Retirement Fund®	3.42	3.05	5.26	5.00	0.66
American Funds 2020 Target Date Retirement Fund®	2.20	2.52	4.54	4.36	0.64
American Funds 2015 Target Date Retirement Fund®	1.56	2.40	4.13	4.09	0.63
American Funds 2010 Target Date Retirement Fund®	0.81	2.16	3.78	3.81	0.62

*	Since February 1, 2007, for all funds except 2065 Fund (which commenced operations on March 27, 2020), 2060 Fund (which commenced operations on March 27, 2015) and 2055 Fund (which commenced operations on February 1, 2010).

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Results at a glance

6	The value of a $10,000 investment

9	Investment approach for American Funds Target Date Retirement Series

10	Investment portfolios

36	Financial statements

116	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for the American Funds Target Date Retirement Series for the fiscal year ended October 31, 2023.

All 12 of the funds in the Series experienced positive full-year returns, from the 2065 fund’s 9.17% return to 2010 fund’s 2.82% return. Six funds outpaced their respective S&P Target Date Index (as shown on the table on pages 4 and 5). Over their lifetimes, 11 of the 12 funds exceeded their respective S&P target date index benchmark’s average annual total return, with the 2040 and 2035 funds leading by 1.27%.

About the Series

The American Funds Target Date Retirement Series is managed by the Target Date Solutions Committee (TDSC), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. The Series is composed of a mix of individual American Funds, employed using an objective-based framework supported by rigorous analysis. The mix of funds initially focuses on growth and becomes more income-oriented near and during retirement. This gradual shift over time is referred to as the “glide path.” This strategic approach and use of broadly diversified funds have helped the Series weather challenging market environments. As of January 1, 2023, Michelle Black assumed the principal investment officer role from Brad Vogt while retaining her role as committee chair. Jessica Spaly joined the committee, and Jody Jonsson transitioned out. Brad Vogt remained on the committee until his unexpected passing in September.

The economy

The markets began the reporting period optimistic that inflation had peaked, and this helped the economy in general. Inflation has continued to ease since then, more rapidly in the U.S. than in other regions. The consensus a year ago was that the economy was headed for recession. While there is still uncertainty and doubt about the economic outlook, many market analysts and economists now think a recession is not imminent.

U.S. equities rebounded in the fourth quarter of 2022, having finished their worst year since 2008. The rally continued for three consecutive quarters, through the first two quarters of 2023, before reversing by the third quarter over fears that the U.S. Federal Reserve (the Fed) would keep interest rates higher for longer than had previously been expected. This was mirrored by global central banks indicating they may keep monetary policy tight.

Bond markets also rallied early in the period but stalled in the second quarter of 2023 due to pressure from rising interest rates. However, heading into the third quarter of 2023, the 10-year U.S. Treasury began a slow rise in yield, registering 4.18 on September 1 and 4.99 on October 19,1 before rallying again in early November. This will be a rate to watch closely as we move into a new reporting period.

Over the period, the world economy continued to show signs of stabilization and growth in some sectors, despite volatility caused by geopolitical strains, notably in energy prices. Key economic considerations in the coming period will include continuing geopolitical conflict and, over the longer run, climate adaptation along with the evolution and adoption of artificial intelligence (AI).

The AI explosion has been a huge market driver over the period and will likely continue to be a major economic force for

[1]	CNBC, “U.S. 10 Year Treasury.”

Past results are not predictive of results in future periods.

The target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds.

American Funds Target Date Retirement Series	1

years to come. AI is a driver of innovation, and therefore growth, that affects the whole economy, not just the technology sector. It will affect such sectors as health care, food, transportation and more. AI will have significant consequences — as yet unknown — on industries and individuals. This level of change can make investing difficult to navigate. Our position in such an environment is always to first take a long-term view and, using exhaustive research, invest in what makes sense for the long-term well-being of our investors.

The burst of investment in AI mirrors past historical surges in investment and productivity, driven by technological innovation: transportation infrastructure in the 19th century, electrification in the early 20th century and the internet in recent decades. Speculative frenzy often fuels such a bubble, which in turn drives up stock prices and lowers the cost of capital. This enables large-scale investment, with wildly varying returns to investors. Sometimes investment returns are spectacular; sometimes investors suffer large losses, even if society as a whole ends up benefiting. So, we use and advise care and caution.

The climate transition is a particular focus in the European Union (EU) now, with a package of measures that target an emissions reduction of at least 55% by 2030 a legal obligation.2 For example, all new cars must have zero CO2 emissions starting in 2035.3

Businesses globally are affected by climate policy, as EU countries are working on new legislation to achieve this goal and net zero CO2 emissions by 2050.

Changes enacted as a result of the new measures will have far-reaching effects, redirecting trillions of dollars globally. Because the climate transition has such significant impact on the economy and on the credit quality of affected businesses and assets, it will also affect the conduct of monetary policy and regulation aimed at ensuring the stability of the financial system as a whole. The good news is that the European Central Bank (ECB) still views its policy objectives as feasible and sees climate targets as attainable in a way that is politically, economically and socially acceptable.4 In the U.S., the outcomes are more difficult to evaluate because climate discussions continue to be polarized in American politics.

Going forward, as we watch geopolitical forces and crises rising, abating and taking shape, we focus on fundamental research and investor well-being for the long term. To do that, we put tremendous effort into understanding geopolitical risk in different regions and looking at how it affects investment opportunities large and small. Policy and conflict affect everything from supply chains to prices to quality of life for individuals. All of these factors are important to us, and we put these considerations and more into each decision.

Over decades of careful investing, we have learned to avoid quick reactions to headlines. As always, we take our time and dig into what is going on underneath and use the considerable reach of our full global resources as guides.

The stock market

Global stocks rose in the fourth quarter of 2022 and continued through the second quarter of 2023, as investors welcomed signs that inflation may have peaked in key markets around the world. The rallies were also driven by technology stocks that were lifted by rapid development in generative AI. Shares of NVIDIA soared 52% during the second quarter and 190% year-to-date, as of June 30, 2023. Rival chipmakers Broadcom and Advanced Micro Devices also enjoyed double-digit gains. Apple rose 18%, becoming the world’s first $3 trillion company. Other sectors rallied as well. Pharmaceutical giant Eli Lilly climbed 37% in the second quarter of 2023 over optimism regarding its early-stage Alzheimer’s and obesity drugs.

Markets lost ground in the third quarter of 2023, pressured by rising interest rates, slowing growth in some of the world’s largest economies and renewed fear that the Fed would keep interest rates higher for longer than previously expected. Consumer price increases — while still high on a historical basis — moderated in the U.S., Europe and many other economies.

The bond market

Global fixed income advanced in the early quarters of the reporting period, on adjusted rate expectations by the Fed and ECB. However, bond markets declined in the second quarter of 2023, as the ECB — along with many other central banks around the world — continued to tighten monetary policy. At its July meeting, the Fed boosted its benchmark federal funds rate to a 22-year high. The 11th hike since March 2022 pushed rates to a target range of 5.25% to 5.50%. Although the central bank held rates steady in September, its projections indicated another hike could come by the end of the year.

General expectations are that the Fed could begin cutting rates in 2024, but there are wide discrepancies in predictions about the timing of such rate cuts.

Inside the Series

Over the fiscal year, the 2040, 2045, 2050, 2055, 2060 and 2065 funds’ R-6 shares beat their respective S&P Target Date Index. These funds benefited from the strong performance of their underlying equity-focused funds, resulting in returns above their respective benchmarks for 12 of the 19 underlying funds.

Among underlying fixed income funds, American High-Income Trust® (5.23%) and American Funds Multi-Sector Income Fund

[2]	Reuters: “EU countries approve 2035 phaseout of CO2-emitting cars,” by Kate Abnett, March 29, 2023.
[3]	European Council/Council of the European Union: “Fit for 55.”
[4]	European Central Bank, “CLIMATE-RELATED INDICATORS: Analytical indicators on carbon emissions.”

Past results are not predictive of results in future periods.

2	American Funds Target Date Retirement Series

(4.99%) were bright spots, but only American Funds Multi-Sector Income Fund and Capital World Bond Fund® outpaced their benchmarks, the Bloomberg U.S. Aggregate Index and Bloomberg Global Aggregate Index, by 4.63% and 0.51%, respectively. Despite its positive return, American High-Income Trust was a relative laggard compared to its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (–1.00%). Of the four fixed income funds that declined, American Funds Inflation Linked Bond Fund® (–2.14%) and American Funds Strategic Bond Fund (–2.18%) slumped the most, lagging their benchmarks, the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index and Bloomberg U.S. Aggregate Index, by 1.42% and 2.54%, respectively.

All of the Series’ underlying equity-focused funds posted positive returns for the fiscal year. Growth-oriented funds posted double-digit returns, with the exception of SMALLCAP World Fund®, which returned 1.45%. Underlying growth-and-income funds ranged from highs for International Growth and Income Fund (16.46%) and The Investment Company of America® (15.26%), to a low of 1.12% for American Mutual Fund®, which lagged its benchmark, the S&P 500 Index, by 9.02%. Despite the positive results in underlying equity-income and balanced funds, their relative returns versus their respective benchmarks were mostly negative. American Funds Global Balanced Fund had the only return higher than its benchmark, the 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (0.31%). Over the long term, the Series has demonstrated strong results as 11 of the 12 funds beat their S&P Target Date benchmarks since inception and, on average, have delivered an annualized lifetime return of 0.70% above their benchmark.

Looking forward

Our focus continues to be the long-term well-being of our investors. Rapidly changing markets and world circumstances are things we cannot predict. However, through our 90-year history, we have seen that people and markets have shown their ability to endure. Our focus on exhaustive, fundamental research and investor well-being is designed for tough and uncertain times.

Careful securities selection remains at the core of our investment process, whether in times of rapid growth or inevitable decline. We continue to encourage you to take a long-term view on investing.

We thank you for your trust in our efforts and look forward to reporting to you next year.

Cordially,

Michelle J. Black
President

December 8, 2023

For current information about the Series, refer to capitalgroup.com.

It is with deep sadness that we note the passing of Brad Vogt, who was integral to the creation and management of American Funds portfolio solutions. He served on the board and management committee of The Capital Group Companies, parent company of the investment adviser to the American Funds. Brad also led the Capital Solutions Group, an investment unit created to manage multi-fund portfolios such as target date funds and was the principal investment officer of the Target Date Solutions Committee until January 1, 2023. Brad was a respected colleague, passionate mentor and insightful investor who embodied our firm’s culture and values. We will greatly miss his leadership, which was marked by grace, humility and tireless advocacy of what was in the best interest of our investors.

The Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index consists of investment-grade, fixed-rate, publicly placed, dollar-denominated, non-convertible inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity and $250 million par amount outstanding. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. The 60%/40% MSCI All Country World Index (ACWI)/Bloomberg Global Aggregate Index blends the MSCI ACWI with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. The MSCI All Country World Index is a free-float-adjusted market-capitalization-weighted index designed to measure equity market results in the global developed and emerging markets.

Past results are not predictive of results in future periods.

American Funds Target Date Retirement Series	3

Results at a glance

For periods ended October 31, 2023, with all distributions reinvested for Class R-6 and A shares

Past results are not predictive of results in future periods.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2065 Target Date Retirement Fund
Class R-6 shares	9.17%	—	—	11.29	[1]
Class A shares	8.67	—	—	10.86	[1]
S&P Target Date 2065+ Index	8.53	—	—	12.32	[1]

American Funds 2060 Target Date Retirement Fund
Class R-6 shares	9.16	7.40%	—	7.33	[2]
Class A shares	8.75	7.03	—	6.97	[2]
S&P Target Date 2060 Index	8.55	6.90	—	6.68	[2]

American Funds 2055 Target Date Retirement Fund
Class R-6 shares	9.04	7.44	7.70%	9.25	[3]
Class A shares	8.70	7.09	7.35	8.90	[3]
S&P Target Date 2055 Index	8.48	6.88	6.96	8.67	[3]

American Funds 2050 Target Date Retirement Fund
Class R-6 shares	8.73	7.54	7.75	6.95
Class A shares	8.37	7.18	7.40	6.61
S&P Target Date 2050 Index	8.44	6.82	6.88	5.84

American Funds 2045 Target Date Retirement Fund
Class R-6 shares	8.44	7.56	7.73	6.94
Class A shares	8.01	7.20	7.38	6.60
S&P Target Date 2045 Index	8.25	6.68	6.72	5.71

American Funds 2040 Target Date Retirement Fund
Class R-6 shares	8.13	7.49	7.63	6.88
Class A shares	7.82	7.13	7.28	6.54
S&P Target Date 2040 Index	7.78	6.38	6.48	5.61

American Funds 2035 Target Date Retirement Fund
Class R-6 shares	6.94	7.00	7.28	6.65
Class A shares	6.63	6.65	6.93	6.31
S&P Target Date 2035 Index	6.95	5.87	6.09	5.38

American Funds 2030 Target Date Retirement Fund
Class R-6 shares	5.71	5.93	6.48	6.18
Class A shares	5.38	5.57	6.12	5.83
S&P Target Date 2030 Index	5.95	5.22	5.56	5.09

American Funds 2025 Target Date Retirement Fund
Class R-6 shares	4.60	5.26	5.73	5.59
Class A shares	4.18	4.90	5.36	5.24
S&P Target Date 2025 Index	5.09	4.60	5.04	4.82

[1]	For the period March 27, 2020, commencement of 2065 Fund operations, through most recent fiscal year-end.
[2]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[3]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.

4	American Funds Target Date Retirement Series

Results at a glance (continued)

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2020 Target Date Retirement Fund
Class R-6 shares	3.60%	4.53%	5.04%	4.96%
Class A shares	3.26	4.18	4.69	4.61
S&P Target Date 2020 Index	4.80	3.90	4.47	4.47

American Funds 2015 Target Date Retirement Fund
Class R-6 shares	3.23	4.33	4.67	4.71
Class A shares	2.88	3.98	4.31	4.35
S&P Target Date 2015 Index	4.06	3.73	4.14	4.25

American Funds 2010 Target Date Retirement Fund
Class R-6 shares	2.82	4.05	4.36	4.44
Class A shares	2.54	3.70	4.01	4.08
S&P Target Date 2010 Index	3.99	3.42	3.69	3.92

S&P 500 Index	10.14	11.01	11.18	8.72
MSCI All Country World Index (ACWI) ex USA	12.07	3.46	2.54	2.26
Bloomberg U.S. Aggregate Index	0.36	–0.06	0.88	2.62

The S&P Target Date indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Limited. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the funds have lagged the indexes.

American Funds Target Date Retirement Series	5

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2023, with all distributions reinvested)

Fund results shown are for Class R-6 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on a $10,000 investment¹; thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

2065 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	Lifetime (since 3/27/20)

Class R-6 shares	9.17%	11.29%
Class A shares*	2.40	9.05

*	Assumes payment of the maximum 5.75% sales charge.

2060 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	Lifetime (since 3/27/15)

Class R-6 shares	9.16%	7.40%	7.33%
Class A shares*	2.51	5.77	6.24

*	Assumes payment of the maximum 5.75% sales charge.

2055 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	9.04%	7.44%	7.70%
Class A shares*	2.45	5.82	6.71

*	Assumes payment of the maximum 5.75% sales charge.

2050 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	8.73%	7.54%	7.75%
Class A shares*	2.17	5.92	6.76

*	Assumes payment of the maximum 5.75% sales charge.

Refer to page 8 for footnotes.

6	American Funds Target Date Retirement Series

2045 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	8.44%	7.56%	7.73%
Class A shares*	1.83	5.94	6.75

*	Assumes payment of the maximum 5.75% sales charge.

2040 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	8.13%	7.49%	7.63%
Class A shares*	1.63	5.86	6.64

*	Assumes payment of the maximum 5.75% sales charge.

2035 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	6.94%	7.00%	7.28%
Class A shares*	0.52	5.39	6.30

*	Assumes payment of the maximum 5.75% sales charge.

2030 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	5.71%	5.93%	6.48%
Class A shares*	–0.70	4.33	5.50

*	Assumes payment of the maximum 5.75% sales charge.

American Funds Target Date Retirement Series	7

2025 Fund

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	4.60%	5.26%	5.73%
Class A shares*	–1.84	3.66	4.74

*	Assumes payment of the maximum 5.75% sales charge.

2020 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	3.60%	4.53%	5.04%
Class A shares*	–2.70	2.96	4.08

*	Assumes payment of the maximum 5.75% sales charge.

2015 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	3.23%	4.33%	4.67%
Class A shares*	–3.02	2.77	3.70

*	Assumes payment of the maximum 5.75% sales charge.

2010 Fund

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2023)

	1 year	5 years	10 years

Class R-6 shares	2.82%	4.05%	4.36%
Class A shares*	–3.35	2.48	3.40

*	Assumes payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The S&P Target Date indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time.
[3]	The investment adviser has in the past reimbursed certain expenses for all share classes. Investment results reflect the reimbursements, without which they would have been lower.

The results shown are before taxes on fund distributions and sale of fund shares.

8	American Funds Target Date Retirement Series

Investment approach for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 12 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 10 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner.

American Funds Target Date Retirement Series glide path

Distinguishing points of our glide path

•	The funds in the series are managed for approximately 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee frequently monitors the funds in the series. Investment professionals manage the portfolio, moving it from a more growth-oriented strategy to a more income-oriented focus as the target date gets closer. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that does not guarantee investors’ retirement goals will be met. The target allocations shown are as of October 31, 2023, and are subject to the oversight committee’s discretion. The investment adviser anticipates assets will be invested within a range that deviates no more than 10% above or below the allocations shown in the prospectus/characteristics statement. Underlying funds may be added or removed during the year. Refer to capitalgroup.com for current allocations. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, refer to americanfundsretirement.com.

American Funds Target Date Retirement Series	9

American Funds 2065 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	2,917,732	$168,557
New Perspective Fund, Class R-6	3,280,222	168,505
AMCAP Fund, Class R-6	3,459,226	118,098
The Growth Fund of America, Class R-6	2,042,239	117,919
The New Economy Fund, Class R-6	1,714,659	84,207
New World Fund, Inc., Class R-6	981,098	67,333
EuroPacific Growth Fund, Class R-6	675,550	33,609
		758,228

Growth-and-income funds 38%
Fundamental Investors, Class R-6	2,352,048	151,590
Capital World Growth and Income Fund, Class R-6	2,814,510	151,589
Washington Mutual Investors Fund, Class R-6	2,582,851	134,721
The Investment Company of America, Class R-6	2,593,268	118,046
American Mutual Fund, Class R-6	1,789,485	84,249
		640,195

Balanced funds 12%
American Balanced Fund, Class R-6	3,467,144	100,894
American Funds Global Balanced Fund, Class R-6	3,098,465	100,886
		201,780

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	7,544,071	86,002

Total investment securities 100% (cost: $1,788,848,000)		1,686,205
Other assets less liabilities 0%		(339)

Net assets 100%		$1,685,866

10	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6	$77,033	$98,293	$881	$(37)	$(5,851)	$168,557	$285	$—
New Perspective Fund, Class R-6	77,006	88,409	1,285	(48)	4,423	168,505	990	2,723
AMCAP Fund, Class R-6	53,902	58,579	595	(24)	6,236	118,098	565	—
The Growth Fund of America, Class R-6	53,902	57,906	742	(29)	6,882	117,919	414	2,133
The New Economy Fund, Class R-6	38,499	40,590	455	(16)	5,589	84,207	137	—
New World Fund, Inc., Class R-6	30,819	35,248	318	(13)	1,597	67,333	458	—
EuroPacific Growth Fund, Class R-6	15,396	18,267	248	(10)	204	33,609	355	—
						758,228
Growth-and-income funds 38%
Fundamental Investors, Class R-6	69,169	78,338	788	(32)	4,903	151,590	1,893	2,276
Capital World Growth and Income Fund, Class R-6	69,170	77,837	826	(35)	5,443	151,589	2,540	—
Washington Mutual Investors Fund, Class R-6	61,844	74,399	396	(13)	(1,113)	134,721	2,095	3,713
The Investment Company of America, Class R-6	53,765	58,362	500	(19)	6,438	118,046	1,468	1,892
American Mutual Fund, Class R-6	38,699	49,177	191	(5)	(3,431)	84,249	1,412	1,204
						640,195
Balanced funds 12%
American Balanced Fund, Class R-6	46,204	54,825	302	(10)	177	100,894	1,397	—
American Funds Global Balanced Fund, Class R-6	46,204	54,829	460	(16)	329	100,886	1,560	—
						201,780
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	38,535	53,250	478	(73)	(5,232)	86,002	2,398	—
Total 100%				$(380)	$26,594	$1,686,205	$17,967	$13,941

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	11

American Funds 2060 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	15,601,118	$901,277
New Perspective Fund, Class R-6	17,522,163	900,114
AMCAP Fund, Class R-6	18,486,239	631,120
The Growth Fund of America, Class R-6	10,905,850	629,704
The New Economy Fund, Class R-6	9,153,828	449,544
New World Fund, Inc., Class R-6	5,232,909	359,135
EuroPacific Growth Fund, Class R-6	3,591,625	178,683
		4,049,577

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	15,014,057	808,657
Fundamental Investors, Class R-6	12,546,695	808,635
Washington Mutual Investors Fund, Class R-6	13,778,045	718,663
The Investment Company of America, Class R-6	13,839,286	629,964
American Mutual Fund, Class R-6	9,606,466	452,272
		3,418,191

Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	16,745,721	545,240
American Balanced Fund, Class R-6	18,572,569	540,462
		1,085,702

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	40,600,588	462,847

Total investment securities 100% (cost: $9,305,722,000)		9,016,317
Other assets less liabilities 0%		(1,254)

Net assets 100%		$9,015,063

12	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6	$628,321	$290,570	$6,501	$657	$(11,770)	$901,277	$2,191	$—
New Perspective Fund, Class R-6	624,585	233,949	4,659	1,645	44,594	900,114	7,606	20,920
AMCAP Fund, Class R-6	437,003	146,525	4,844	835	51,601	631,120	3,489	—
The Growth Fund of America, Class R-6	437,002	146,937	4,994	208	50,551	629,704	3,174	16,350
The New Economy Fund, Class R-6	311,947	97,018	2,795	536	42,838	449,544	1,054	—
New World Fund, Inc., Class R-6	249,589	91,208	1,866	591	19,613	359,135	3,528	—
EuroPacific Growth Fund, Class R-6	124,357	48,034	1,132	217	7,207	178,683	2,601	—
						4,049,577
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	558,013	202,161	5,210	1,102	52,591	808,657	16,497	—
Fundamental Investors, Class R-6	563,250	208,625	6,114	939	41,935	808,635	12,577	15,633
Washington Mutual Investors Fund, Class R-6	505,955	220,014	6,363	1,114	(2,057)	718,663	13,729	24,377
The Investment Company of America, Class R-6	435,940	151,067	5,019	785	47,191	629,964	9,422	14,619
American Mutual Fund, Class R-6	315,780	158,155	3,295	699	(19,067)	452,272	9,146	9,258
						3,418,191
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	374,701	161,988	4,427	67	12,911	545,240	9,770	—
American Balanced Fund, Class R-6	374,692	161,645	4,176	301	8,000	540,462	9,173	—
						1,085,702
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	311,623	184,724	5,586	(330)	(27,584)	462,847	14,994	—
Total 100%				$9,366	$318,554	$9,016,317	$118,951	$101,157

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	13

American Funds 2055 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	25,464,424	$1,471,080
New Perspective Fund, Class R-6	28,553,097	1,466,773
AMCAP Fund, Class R-6	32,805,103	1,119,966
The Growth Fund of America, Class R-6	19,353,527	1,117,473
The New Economy Fund, Class R-6	16,245,899	797,836
New World Fund, Inc., Class R-6	9,261,810	635,638
EuroPacific Growth Fund, Class R-6	6,371,342	316,974
American Funds Global Insight Fund, Class R-6	13,186,829	253,055
		7,178,795

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	26,559,909	1,430,517
Fundamental Investors, Class R-6	22,148,562	1,427,475
Washington Mutual Investors Fund, Class R-6	24,504,334	1,278,146
The Investment Company of America, Class R-6	21,839,968	994,155
American Mutual Fund, Class R-6	19,790,344	931,729
		6,062,022

Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	29,646,604	965,294
American Balanced Fund, Class R-6	33,038,876	961,431
		1,926,725

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	71,983,593	820,613

Total investment securities 100% (cost: $16,110,460,000)		15,988,155
Other assets less liabilities 0%		(2,308)

Net assets 100%		$15,985,847

14	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6	$1,147,724	$341,998	$11,569	$2,786	$(9,859)	$1,471,080	$3,949	$—
New Perspective Fund, Class R-6	1,138,938	249,130	9,753	3,707	84,751	1,466,773	13,691	37,656
AMCAP Fund, Class R-6	847,552	179,411	8,262	2,457	98,808	1,119,966	6,368	—
The Growth Fund of America, Class R-6	847,611	183,304	9,164	1,940	93,782	1,117,473	6,076	31,296
The New Economy Fund, Class R-6	604,839	115,695	5,442	2,025	80,719	797,836	2,017	—
New World Fund, Inc., Class R-6	484,183	120,993	10,702	1,331	39,833	635,638	6,844	—
EuroPacific Growth Fund, Class R-6	240,694	66,611	6,337	324	15,682	316,974	4,957	—
American Funds Global Insight Fund, Class R-6	143,955	100,335	1,539	255	10,049	253,055	2,220	—
						7,178,795
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	1,083,652	252,099	12,106	2,907	103,965	1,430,517	30,551	—
Fundamental Investors, Class R-6	1,094,851	262,763	13,852	2,259	81,454	1,427,475	23,399	29,282
Washington Mutual Investors Fund, Class R-6	984,118	307,544	14,166	2,688	(2,038)	1,278,146	25,443	45,123
The Investment Company of America, Class R-6	781,782	140,516	11,044	1,562	81,339	994,155	15,715	25,600
American Mutual Fund, Class R-6	688,958	288,841	8,543	1,945	(39,472)	931,729	19,206	19,857
						6,062,022
Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	724,559	224,826	12,600	395	28,114	965,294	17,958	—
American Balanced Fund, Class R-6	724,707	225,065	6,370	1,438	16,591	961,431	17,026	—
						1,926,725
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	600,483	282,841	13,873	(561)	(48,277)	820,613	27,529	—
Total 100%				$27,458	$635,441	$15,988,155	$222,949	$188,814

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	15

American Funds 2050 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 43%	Shares	Value (000)
New Perspective Fund, Class R-6	41,133,004	$2,113,002
SMALLCAP World Fund, Inc., Class R-6	33,416,029	1,930,444
AMCAP Fund, Class R-6	48,298,373	1,648,906
The Growth Fund of America, Class R-6	28,525,383	1,647,056
The New Economy Fund, Class R-6	20,434,740	1,003,550
New World Fund, Inc., Class R-6	11,001,290	755,019
American Funds Global Insight Fund, Class R-6	34,005,528	652,566
EuroPacific Growth Fund, Class R-6	9,326,812	464,009
		10,214,552

Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	35,989,065	1,938,371
Fundamental Investors, Class R-6	30,073,703	1,938,250
Washington Mutual Investors Fund, Class R-6	36,407,969	1,899,040
American Mutual Fund, Class R-6	34,206,361	1,610,435
The Investment Company of America, Class R-6	27,205,969	1,238,416
		8,624,512

Equity-income funds 3%
The Income Fund of America, Class R-6	17,765,670	381,784
Capital Income Builder, Class R-6	6,322,750	381,515
		763,299

Balanced funds 12%
American Balanced Fund, Class R-6	55,267,992	1,608,299
American Funds Global Balanced Fund, Class R-6	38,401,446	1,250,351
		2,858,650

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	105,545,992	1,203,224

Total investment securities 100% (cost: $23,309,954,000)		23,664,237
Other assets less liabilities 0%		(3,409)

Net assets 100%		$23,660,828

16	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
New Perspective Fund, Class R-6	$1,703,770	$289,206	$13,227	$6,654	$126,599	$2,113,002	$20,445	$56,233
SMALLCAP World Fund, Inc., Class R-6	1,607,001	354,814	30,453	(3,944)	3,026	1,930,444	5,488	—
AMCAP Fund, Class R-6	1,324,294	176,190	10,346	5,347	153,421	1,648,906	9,655	—
The Growth Fund of America, Class R-6	1,324,090	202,643	26,945	1,513	145,755	1,647,056	9,440	48,625
The New Economy Fund, Class R-6	830,163	66,935	6,327	3,451	109,328	1,003,550	2,754	—
New World Fund, Inc., Class R-6	642,555	70,470	16,409	725	57,678	755,019	9,083	—
American Funds Global Insight Fund, Class R-6	490,640	126,260	5,024	642	40,048	652,566	7,566	—
EuroPacific Growth Fund, Class R-6	374,622	72,946	10,178	437	26,182	464,009	7,637	—
						10,214,552
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	1,563,608	229,354	12,118	4,577	152,950	1,938,371	42,904	—
Fundamental Investors, Class R-6	1,588,110	239,835	13,200	5,472	118,033	1,938,250	32,956	41,446
Washington Mutual Investors Fund, Class R-6	1,582,129	337,590	24,323	4,481	(837)	1,899,040	39,001	69,166
American Mutual Fund, Class R-6	1,313,341	385,424	23,497	4,801	(69,634)	1,610,435	34,602	37,307
The Investment Company of America, Class R-6	1,010,488	135,111	15,706	2,848	105,675	1,238,416	20,041	32,879
						8,624,512
Equity-income funds 3%
The Income Fund of America, Class R-6	223,553	184,352	4,298	40	(21,863)	381,784	11,049	8,289
Capital Income Builder, Class R-6	222,945	171,835	4,650	123	(8,738)	381,515	11,098	—
						763,299
Balanced funds 12%
American Balanced Fund, Class R-6	1,244,633	344,107	12,306	3,435	28,430	1,608,299	28,835	—
American Funds Global Balanced Fund, Class R-6	1,016,300	209,169	19,611	(552)	45,045	1,250,351	24,079	—
						2,858,650
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	931,805	376,087	33,010	(1,941)	(69,717)	1,203,224	41,555	—
Total 100%				$38,109	$941,381	$23,664,237	$358,188	$293,945

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	17

American Funds 2045 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 41%	Shares	Value (000)
New Perspective Fund, Class R-6	38,188,365	$1,961,736
SMALLCAP World Fund, Inc., Class R-6	33,057,285	1,909,719
AMCAP Fund, Class R-6	54,617,769	1,864,651
The Growth Fund of America, Class R-6	32,258,830	1,862,625
The New Economy Fund, Class R-6	21,589,203	1,060,246
American Funds Global Insight Fund, Class R-6	52,456,970	1,006,649
New World Fund, Inc., Class R-6	11,468,626	787,092
EuroPacific Growth Fund, Class R-6	10,479,121	521,336
		10,974,054

Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	39,255,210	2,114,286
Fundamental Investors, Class R-6	32,712,606	2,108,327
Washington Mutual Investors Fund, Class R-6	37,102,502	1,935,266
American Mutual Fund, Class R-6	39,613,939	1,865,024
The Investment Company of America, Class R-6	25,134,524	1,144,124
		9,167,027

Equity-income funds 7%
The Income Fund of America, Class R-6	44,972,442	966,458
Capital Income Builder, Class R-6	12,447,705	751,094
		1,717,552

Balanced funds 13%
American Balanced Fund, Class R-6	71,689,447	2,086,163
American Funds Global Balanced Fund, Class R-6	41,248,602	1,343,055
		3,429,218

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	118,892,422	1,355,374

Total investment securities 100% (cost: $26,062,132,000)		26,643,225
Other assets less liabilities 0%		(3,978)

Net assets 100%		$26,639,247

18	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 41%
New Perspective Fund, Class R-6	$1,704,745	$142,437	$22,718	$5,955	$131,317	$1,961,736	$20,457	$56,265
SMALLCAP World Fund, Inc., Class R-6	1,627,934	309,335	30,895	(873)	4,218	1,909,719	5,549	—
AMCAP Fund, Class R-6	1,529,458	167,437	15,617	7,334	176,039	1,864,651	10,982	—
The Growth Fund of America, Class R-6	1,529,458	202,036	36,729	4,037	163,823	1,862,625	10,848	55,879
The New Economy Fund, Class R-6	872,131	77,808	8,115	4,461	113,961	1,060,246	2,869	—
American Funds Global Insight Fund, Class R-6	784,576	170,963	15,270	1,075	65,305	1,006,649	12,099	—
New World Fund, Inc., Class R-6	653,603	96,353	21,268	(228)	58,632	787,092	9,239	—
EuroPacific Growth Fund, Class R-6	433,832	72,543	16,670	(1,173)	32,804	521,336	8,787	—
						10,974,054
Growth-and-income funds 34%
Capital World Growth and Income Fund, Class R-6	1,662,194	300,446	16,110	6,337	161,419	2,114,286	46,539	—
Fundamental Investors, Class R-6	1,688,343	302,133	16,278	7,866	126,263	2,108,327	35,578	44,598
Washington Mutual Investors Fund, Class R-6	1,753,464	215,255	40,609	4,426	2,730	1,935,266	41,344	73,336
American Mutual Fund, Class R-6	1,654,330	314,907	29,173	6,986	(82,026)	1,865,024	41,727	46,993
The Investment Company of America, Class R-6	946,834	107,127	9,895	3,790	96,268	1,144,124	18,564	30,464
						9,167,027
Equity-income funds 7%
The Income Fund of America, Class R-6	696,826	342,081	15,447	(320)	(56,682)	966,458	31,314	25,384
Capital Income Builder, Class R-6	563,244	213,223	13,530	(99)	(11,744)	751,094	25,357	—
						1,717,552
Balanced funds 13%
American Balanced Fund, Class R-6	1,654,782	408,410	21,199	4,680	39,490	2,086,163	37,795	—
American Funds Global Balanced Fund, Class R-6	1,082,234	238,378	24,503	(215)	47,161	1,343,055	25,739	—
						3,429,218
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,072,905	399,259	36,495	(2,155)	(78,140)	1,355,374	47,198	—
Total 100%				$51,884	$990,838	$26,643,225	$431,985	$332,919

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	19

American Funds 2040 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	39,441,676	$2,277,362
AMCAP Fund, Class R-6	66,011,725	2,253,640
New Perspective Fund, Class R-6	43,638,475	2,241,708
SMALLCAP World Fund, Inc., Class R-6	34,445,041	1,989,890
The New Economy Fund, Class R-6	26,054,688	1,279,546
American Funds Global Insight Fund, Class R-6	66,495,213	1,276,043
New World Fund, Inc., Class R-6	10,299,077	706,826
EuroPacific Growth Fund, Class R-6	4,360,433	216,932
		12,241,947

Growth-and-income funds 33%
Fundamental Investors, Class R-6	36,464,283	2,350,123
Capital World Growth and Income Fund, Class R-6	43,371,069	2,335,965
American Mutual Fund, Class R-6	48,294,078	2,273,685
Washington Mutual Investors Fund, Class R-6	38,966,182	2,032,476
The Investment Company of America, Class R-6	28,738,224	1,308,164
International Growth and Income Fund, Class R-6	15,750,251	504,323
		10,804,736

Equity-income funds 7%
The Income Fund of America, Class R-6	60,822,103	1,307,067
Capital Income Builder, Class R-6	16,230,817	979,368
		2,286,435

Balanced funds 13%
American Balanced Fund, Class R-6	89,739,500	2,611,419
American Funds Global Balanced Fund, Class R-6	50,274,125	1,636,926
		4,248,345

Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	145,316,110	1,656,604
American Funds Inflation Linked Bond Fund, Class R-6	89,093,716	788,479
American Funds Multi-Sector Income Fund, Class R-6	60,509,489	521,592
		2,966,675

Total investment securities 100% (cost: $31,469,157,000)		32,548,138
Other assets less liabilities 0%		(4,916)

Net assets 100%		$32,543,222

20	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$1,896,655	$220,146	$46,517	$4,146	$202,932	$2,277,362	$13,427	$69,162
AMCAP Fund, Class R-6	1,899,938	142,951	17,277	9,264	218,764	2,253,640	13,476	—
New Perspective Fund, Class R-6	1,895,390	212,149	16,817	8,793	142,193	2,241,708	22,745	62,558
SMALLCAP World Fund, Inc., Class R-6	1,751,840	257,846	28,004	1,465	6,743	1,989,890	5,955	—
The New Economy Fund, Class R-6	1,077,403	65,457	9,784	5,465	141,005	1,279,546	3,544	—
American Funds Global Insight Fund, Class R-6	1,091,409	98,706	10,482	1,428	94,982	1,276,043	16,831	—
New World Fund, Inc., Class R-6	643,738	9,100	7,959	1,221	60,726	706,826	9,100	—
EuroPacific Growth Fund, Class R-6	237,941	4,677	47,857	4,765	17,406	216,932	4,677	—
						12,241,947
Growth-and-income funds 33%
Fundamental Investors, Class R-6	2,054,721	158,541	20,833	8,541	149,153	2,350,123	41,271	52,133
Capital World Growth and Income Fund, Class R-6	2,029,094	169,112	69,184	(3,822)	210,765	2,335,965	53,375	—
American Mutual Fund, Class R-6	1,943,236	438,826	17,071	9,089	(100,395)	2,273,685	50,447	55,199
Washington Mutual Investors Fund, Class R-6	1,796,087	261,435	32,279	7,010	223	2,032,476	43,279	76,808
The Investment Company of America, Class R-6	1,096,514	106,763	9,948	4,472	110,363	1,308,164	21,242	35,280
International Growth and Income Fund, Class R-6	296,549	184,901	3,488	796	25,565	504,323	12,117	3,835
						10,804,736
Equity-income funds 7%
The Income Fund of America, Class R-6	1,094,098	303,294	11,856	935	(79,404)	1,307,067	45,949	39,190
Capital Income Builder, Class R-6	816,592	191,984	17,469	336	(12,075)	979,368	35,077	—
						2,286,435
Balanced funds 13%
American Balanced Fund, Class R-6	2,174,152	396,527	19,712	7,221	53,231	2,611,419	48,492	—
American Funds Global Balanced Fund, Class R-6	1,348,557	248,958	20,301	(111)	59,823	1,636,926	31,517	—
						4,248,345
Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	1,355,199	440,338	41,442	(3,470)	(94,021)	1,656,604	58,095	—
American Funds Inflation Linked Bond Fund, Class R-6	481,531	367,919	7,799	(360)	(52,812)	788,479	31,982	—
American Funds Multi-Sector Income Fund, Class R-6	317,731	220,905	3,726	123	(13,441)	521,592	27,271	—
						2,966,675
Total 100%				$67,307	$1,141,726	$32,548,138	$589,869	$394,165

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	21

American Funds 2035 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 27%	Shares	Value (000)
The Growth Fund of America, Class R-6	40,367,707	$2,330,831
AMCAP Fund, Class R-6	65,242,492	2,227,379
New Perspective Fund, Class R-6	31,095,878	1,597,395
SMALLCAP World Fund, Inc., Class R-6	26,462,955	1,528,765
American Funds Global Insight Fund, Class R-6	71,142,290	1,365,221
The New Economy Fund, Class R-6	10,994,059	539,918
New World Fund, Inc., Class R-6	4,290,908	294,485
		9,883,994

Growth-and-income funds 31%
American Mutual Fund, Class R-6	52,810,993	2,486,341
Capital World Growth and Income Fund, Class R-6	45,946,812	2,474,695
Fundamental Investors, Class R-6	35,402,741	2,281,707
Washington Mutual Investors Fund, Class R-6	36,696,617	1,914,095
The Investment Company of America, Class R-6	32,003,557	1,456,802
International Growth and Income Fund, Class R-6	20,932,170	670,248
		11,283,888

Equity-income funds 7%
The Income Fund of America, Class R-6	64,186,025	1,379,358
Capital Income Builder, Class R-6	21,647,174	1,306,190
		2,685,548

Balanced funds 13%
American Balanced Fund, Class R-6	97,612,758	2,840,532
American Funds Global Balanced Fund, Class R-6	53,884,491	1,754,479
		4,595,011

Fixed income funds 22%
U.S. Government Securities Fund, Class R-6	160,239,339	1,826,728
American Funds Inflation Linked Bond Fund, Class R-6	187,225,885	1,656,949
American Funds Mortgage Fund, Class R-6	173,539,143	1,438,639
American Funds Multi-Sector Income Fund, Class R-6	115,754,051	997,800

22	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund (continued)

Fixed income funds (continued)	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	70,731,248	$850,190
Capital World Bond Fund, Class R-6	36,462,086	554,224
American Funds Strategic Bond Fund, Class R-6	63,513,154	553,835
		7,878,365

Total investment securities 100% (cost: $35,588,332,000)		36,326,806
Other assets less liabilities 0%		(5,751)

Net assets 100%		$36,321,055

American Funds Target Date Retirement Series	23

American Funds 2035 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 27%
The Growth Fund of America, Class R-6	$1,968,347	$171,212	$17,686	$9,973	$198,985	$2,330,831	$13,439	$69,227
AMCAP Fund, Class R-6	1,975,490	38,753	16,990	9,469	220,657	2,227,379	13,544	—
New Perspective Fund, Class R-6	1,460,415	65,726	47,389	(2,859)	121,502	1,597,395	17,525	48,201
SMALLCAP World Fund, Inc., Class R-6	1,517,749	5,159	12,094	6,100	11,851	1,528,765	5,159	—
American Funds Global Insight Fund, Class R-6	1,241,721	19,148	10,282	1,284	113,350	1,365,221	19,148	—
The New Economy Fund, Class R-6	539,327	1,748	74,050	(12,491)	85,384	539,918	1,800	—
New World Fund, Inc., Class R-6	267,296	3,778	2,255	873	24,793	294,485	3,778	—
						9,883,994
Growth-and-income funds 31%
American Mutual Fund, Class R-6	2,220,564	380,843	18,178	9,658	(106,546)	2,486,341	55,991	63,077
Capital World Growth and Income Fund, Class R-6	2,180,047	132,794	64,293	(1,237)	227,384	2,474,695	56,915	—
Fundamental Investors, Class R-6	2,034,605	117,334	24,556	6,414	147,910	2,281,707	40,406	51,144
Washington Mutual Investors Fund, Class R-6	1,737,236	205,688	37,650	5,806	3,015	1,914,095	41,173	72,977
The Investment Company of America, Class R-6	1,253,432	84,806	10,879	4,914	124,529	1,456,802	23,806	40,329
International Growth and Income Fund, Class R-6	607,722	27,669	36,811	(5,243)	76,911	670,248	19,810	7,859
						11,283,888
Equity-income funds 7%
The Income Fund of America, Class R-6	1,238,783	231,896	10,169	1,887	(83,039)	1,379,358	50,220	44,372
Capital Income Builder, Class R-6	1,107,037	220,086	9,384	1,335	(12,884)	1,306,190	46,853	—
						2,685,548
Balanced funds 13%
American Balanced Fund, Class R-6	2,476,652	311,436	20,903	5,029	68,318	2,840,532	53,630	—
American Funds Global Balanced Fund, Class R-6	1,530,205	162,914	12,799	1,826	72,333	1,754,479	34,389	—
						4,595,011
Fixed income funds 22%
U.S. Government Securities Fund, Class R-6	1,529,869	416,290	13,346	(131)	(105,954)	1,826,728	64,446	—
American Funds Inflation Linked Bond Fund, Class R-6	1,284,802	512,435	12,090	(2)	(128,196)	1,656,949	85,175	—
American Funds Mortgage Fund, Class R-6	907,761	632,160	10,127	136	(91,291)	1,438,639	51,287	—
American Funds Multi-Sector Income Fund, Class R-6	787,183	239,599	7,206	116	(21,892)	997,800	58,709	—
Intermediate Bond Fund of America, Class R-6	534,572	342,845	5,943	48	(21,332)	850,190	25,998	—
Capital World Bond Fund, Class R-6[2]	348,018	224,852	10,329	2,157	(10,474)	554,224	7,061	—
American Funds Strategic Bond Fund, Class R-6[2]	348,018	254,472	4,070	32	(44,617)	553,835	24,434	—
						7,878,365
Total 100%				$45,094	$870,697	$36,326,806	$814,696	$397,186

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

24	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 19%	Shares	Value (000)
AMCAP Fund, Class R-6	70,196,201	$2,396,498
The Growth Fund of America, Class R-6	31,457,687	1,816,367
American Funds Global Insight Fund, Class R-6	69,070,372	1,325,460
SMALLCAP World Fund, Inc., Class R-6	17,321,008	1,000,635
New Perspective Fund, Class R-6	18,328,747	941,548
		7,480,508

Growth-and-income funds 28%
Capital World Growth and Income Fund, Class R-6	51,170,151	2,756,024
American Mutual Fund, Class R-6	56,248,870	2,648,197
Washington Mutual Investors Fund, Class R-6	37,685,633	1,965,683
Fundamental Investors, Class R-6	26,532,516	1,710,021
The Investment Company of America, Class R-6	31,273,407	1,423,565
International Growth and Income Fund, Class R-6	24,436,727	782,464
		11,285,954

Equity-income funds 8%
The Income Fund of America, Class R-6	70,460,873	1,514,204
Capital Income Builder, Class R-6	25,088,606	1,513,847
		3,028,051

Balanced funds 13%
American Balanced Fund, Class R-6	106,697,490	3,104,897
American Funds Global Balanced Fund, Class R-6	58,679,122	1,910,592
		5,015,489

Fixed income funds 32%
American Funds Inflation Linked Bond Fund, Class R-6	261,041,870	2,310,220
The Bond Fund of America, Class R-6	201,815,164	2,155,386
U.S. Government Securities Fund, Class R-6	174,372,040	1,987,841
American Funds Mortgage Fund, Class R-6	237,608,896	1,969,778
Intermediate Bond Fund of America, Class R-6	151,023,511	1,815,303
American Funds Multi-Sector Income Fund, Class R-6	137,023,690	1,181,144
Capital World Bond Fund, Class R-6	50,832,017	772,647
American Funds Strategic Bond Fund, Class R-6	88,296,825	769,948
		12,962,267

Total investment securities 100% (cost: $39,900,698,000)		39,772,269
Other assets less liabilities 0%		(5,957)

Net assets 100%		$39,766,312

American Funds Target Date Retirement Series	25

American Funds 2030 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 19%
AMCAP Fund, Class R-6	$2,134,024	$30,861	$15,891	$9,149	$238,355	$2,396,498	$14,559	$—
The Growth Fund of America, Class R-6	1,718,681	105,101	191,580	(29,843)	214,008	1,816,367	11,623	59,869
American Funds Global Insight Fund, Class R-6	1,231,370	18,989	39,025	(1,448)	115,574	1,325,460	18,989	—
SMALLCAP World Fund, Inc., Class R-6	1,028,293	3,496	46,382	(14,207)	29,435	1,000,635	3,495	—
New Perspective Fund, Class R-6	849,143	38,216	15,058	1,333	67,914	941,548	10,190	28,026
						7,480,508
Growth-and-income funds 28%
Capital World Growth and Income Fund, Class R-6	2,511,401	64,627	79,242	(5,733)	264,971	2,756,024	64,627	—
American Mutual Fund, Class R-6	2,548,210	221,460	17,745	9,106	(112,834)	2,648,197	62,323	72,369
Washington Mutual Investors Fund, Class R-6	1,836,272	141,853	20,860	6,127	2,291	1,965,683	42,708	75,644
Fundamental Investors, Class R-6	1,552,410	69,263	27,519	3,003	112,864	1,710,021	30,555	38,708
The Investment Company of America, Class R-6	1,242,796	63,376	9,225	4,207	122,411	1,423,565	23,390	39,987
International Growth and Income Fund, Class R-6	695,014	32,020	26,591	(5,454)	87,475	782,464	23,032	8,988
						11,285,954
Equity-income funds 8%
The Income Fund of America, Class R-6	1,432,570	179,978	9,716	1,959	(90,587)	1,514,204	56,550	51,313
Capital Income Builder, Class R-6	1,422,896	106,897	9,681	1,718	(7,983)	1,513,847	57,787	—
						3,028,051
Balanced funds 13%
American Balanced Fund, Class R-6	2,851,343	182,818	20,106	7,806	83,036	3,104,897	60,466	—
American Funds Global Balanced Fund, Class R-6	1,762,993	69,072	12,305	1,826	89,006	1,910,592	38,463	—
						5,015,489
Fixed income funds 32%
American Funds Inflation Linked Bond Fund, Class R-6	1,954,045	556,986	17,078	(287)	(183,446)	2,310,220	127,201	—
The Bond Fund of America, Class R-6	1,451,556	819,333	13,174	238	(102,567)	2,155,386	72,610	—
U.S. Government Securities Fund, Class R-6	1,734,226	383,068	16,209	(400)	(112,844)	1,987,841	71,041	—
American Funds Mortgage Fund, Class R-6	1,732,996	370,856	15,351	(427)	(118,296)	1,969,778	81,725	—
Intermediate Bond Fund of America, Class R-6	1,451,530	416,556	11,226	27	(41,584)	1,815,303	61,259	—
American Funds Multi-Sector Income Fund, Class R-6	1,051,361	158,165	7,403	143	(21,122)	1,181,144	72,739	—
Capital World Bond Fund, Class R-6[2]	690,597	95,850	19,015	4,919	296	772,647	7,947	—
American Funds Strategic Bond Fund, Class R-6[2]	680,522	157,276	5,163	(39)	(62,648)	769,948	42,029	—
						12,962,267
Total 100%				$(6,277)	$573,725	$39,772,269	$1,055,308	$374,904

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

26	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 9%	Shares	Value (000)
AMCAP Fund, Class R-6	33,343,259	$1,138,339
American Funds Global Insight Fund, Class R-6	49,184,703	943,855
The Growth Fund of America, Class R-6	5,209,254	300,782
New Perspective Fund, Class R-6	3,523,480	181,001
SMALLCAP World Fund, Inc., Class R-6	3,132,117	180,942
		2,744,919

Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	35,422,936	1,907,879
American Mutual Fund, Class R-6	40,396,344	1,901,860
Washington Mutual Investors Fund, Class R-6	29,544,565	1,541,045
The Investment Company of America, Class R-6	20,864,641	949,759
Fundamental Investors, Class R-6	14,696,158	947,167
International Growth and Income Fund, Class R-6	12,819,556	410,482
		7,658,192

Equity-income funds 11%
The Income Fund of America, Class R-6	88,616,085	1,904,360
Capital Income Builder, Class R-6	22,693,540	1,369,328
		3,273,688

Balanced funds 13%
American Balanced Fund, Class R-6	84,438,149	2,457,150
American Funds Global Balanced Fund, Class R-6	42,487,078	1,383,379
		3,840,529

Fixed income funds 41%
The Bond Fund of America, Class R-6	214,141,069	2,287,027
American Funds Inflation Linked Bond Fund, Class R-6	253,226,564	2,241,055
Intermediate Bond Fund of America, Class R-6	142,345,388	1,710,992
American Funds Mortgage Fund, Class R-6	201,900,373	1,673,754

American Funds Target Date Retirement Series	27

American Funds 2025 Target Date Retirement Fund (continued)

Fixed income funds (continued)	Shares	Value (000)
U.S. Government Securities Fund, Class R-6	127,336,943	$1,451,641
American Funds Multi-Sector Income Fund, Class R-6	126,505,112	1,090,474
American Funds Strategic Bond Fund, Class R-6	88,018,055	767,518
American High-Income Trust, Class R-6	72,657,029	643,741
Capital World Bond Fund, Class R-6	37,924,942	576,459
		12,442,661

Total investment securities 100% (cost: $30,309,725,000)		29,959,989
Other assets less liabilities 0%		(4,864)

Net assets 100%		$29,955,125

28	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9%
AMCAP Fund, Class R-6	$1,250,541	$7,516	$270,081	$(48,713)	$199,076	$1,138,339	$7,516	$—
American Funds Global Insight Fund, Class R-6	880,241	13,574	31,180	(1,642)	82,862	943,855	13,574	—
The Growth Fund of America, Class R-6	491,926	20,462	257,941	65,449	(19,114)	300,782	3,327	17,136
New Perspective Fund, Class R-6	255,374	11,493	107,437	35,720	(14,149)	181,001	3,064	8,429
SMALLCAP World Fund, Inc., Class R-6	257,505	875	84,745	(39,927)	47,234	180,942	875	—
						2,744,919
Growth-and-income funds 26%
Capital World Growth and Income Fund, Class R-6	1,897,791	47,030	239,824	(24,963)	227,845	1,907,879	47,030	—
American Mutual Fund, Class R-6	1,924,626	100,018	45,042	7,776	(85,518)	1,901,860	45,659	54,360
Washington Mutual Investors Fund, Class R-6	1,514,447	95,639	76,818	6,405	1,372	1,541,045	34,554	61,084
The Investment Company of America, Class R-6	890,883	45,153	79,701	1,152	92,272	949,759	16,489	28,664
Fundamental Investors, Class R-6	891,864	39,837	54,293	795	68,964	947,167	17,505	22,332
International Growth and Income Fund, Class R-6	413,533	18,357	71,772	(5,251)	55,615	410,482	13,057	5,300
						7,658,192
Equity-income funds 11%
The Income Fund of America, Class R-6	1,850,643	179,084	12,865	2,953	(115,455)	1,904,360	72,497	66,288
Capital Income Builder, Class R-6	1,329,386	53,758	9,263	1,943	(6,496)	1,369,328	53,758	—
						3,273,688
Balanced funds 13%
American Balanced Fund, Class R-6	2,350,316	48,634	16,546	6,562	68,184	2,457,150	48,635	—
American Funds Global Balanced Fund, Class R-6	1,297,288	28,230	9,350	1,593	65,618	1,383,379	28,230	—
						3,840,529
Fixed income funds 41%
The Bond Fund of America, Class R-6	2,156,407	239,193	15,156	(18)	(93,399)	2,287,027	89,025	—
American Funds Inflation Linked Bond Fund, Class R-6	2,042,686	398,175	14,815	15	(185,006)	2,241,055	132,127	—
Intermediate Bond Fund of America, Class R-6	1,592,025	165,635	11,194	(33)	(35,441)	1,710,992	61,113	—
American Funds Mortgage Fund, Class R-6	1,578,041	204,785	11,065	34	(98,041)	1,673,754	71,276	—
U.S. Government Securities Fund, Class R-6	1,419,117	122,199	9,565	(84)	(80,026)	1,451,641	54,094	—
American Funds Multi-Sector Income Fund, Class R-6	1,031,867	83,207	7,192	127	(17,535)	1,090,474	68,830	—
American Funds Strategic Bond Fund, Class R-6[2]	717,624	117,483	5,407	(49)	(62,133)	767,518	43,040	—
American High-Income Trust, Class R-6	500,719	160,250	4,053	263	(13,438)	643,741	40,420	—
Capital World Bond Fund, Class R-6[2]	567,533	17,279	15,642	4,087	3,202	576,459	5,515	—
						12,442,661
Total 100%				$14,194	$86,493	$29,959,989	$971,210	$263,593

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	29

American Funds 2020 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 4%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	17,295,112	$331,893
AMCAP Fund, Class R-6	6,186,343	211,202
		543,095

Growth-and-income funds 22%
American Mutual Fund, Class R-6	19,026,834	895,783
Capital World Growth and Income Fund, Class R-6	14,349,931	772,887
Washington Mutual Investors Fund, Class R-6	14,182,757	739,773
The Investment Company of America, Class R-6	9,867,109	449,151
Fundamental Investors, Class R-6	6,881,335	443,502
International Growth and Income Fund, Class R-6	1,019,625	32,649
		3,333,745

Equity-income funds 17%
The Income Fund of America, Class R-6	76,485,839	1,643,680
Capital Income Builder, Class R-6	14,474,838	873,412
		2,517,092

Balanced funds 12%
American Balanced Fund, Class R-6	41,135,762	1,197,051
American Funds Global Balanced Fund, Class R-6	18,575,656	604,823
		1,801,874

Fixed income funds 45%
The Bond Fund of America, Class R-6	112,733,852	1,203,997
American Funds Inflation Linked Bond Fund, Class R-6	135,460,314	1,198,824
American Funds Mortgage Fund, Class R-6	109,092,929	904,380
Intermediate Bond Fund of America, Class R-6	75,230,271	904,268
U.S. Government Securities Fund, Class R-6	66,185,165	754,511
American Funds Multi-Sector Income Fund, Class R-6	70,165,741	604,829
American High-Income Trust, Class R-6	51,361,811	455,066
American Funds Strategic Bond Fund, Class R-6	52,005,870	453,491
Capital World Bond Fund, Class R-6	19,895,593	302,413
		6,781,779

Total investment securities 100% (cost: $14,981,201,000)		14,977,585
Other assets less liabilities 0%		(2,510)

Net assets 100%		$14,975,075

30	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
American Funds Global Insight Fund, Class R-6	$388,275	$5,898	$99,383	$(6,590)	$43,693	$331,893	$5,898	$—
AMCAP Fund, Class R-6	291,026	1,586	116,463	(13,286)	48,339	211,202	1,586	—
						543,095
Growth-and-income funds 22%
American Mutual Fund, Class R-6	952,555	54,385	75,978	6,996	(42,175)	895,783	22,313	26,670
Capital World Growth and Income Fund, Class R-6	853,524	29,136	201,897	(26,036)	118,160	772,887	19,862	—
Washington Mutual Investors Fund, Class R-6	795,705	54,453	117,828	16,127	(8,684)	739,773	17,632	31,149
The Investment Company of America, Class R-6	480,996	25,345	105,898	13,928	34,780	449,151	8,128	15,092
Fundamental Investors, Class R-6	480,395	22,998	98,001	5,840	32,270	443,502	8,782	11,287
International Growth and Income Fund, Class R-6	65,675	2,279	45,421	7,188	2,928	32,649	1,474	805
						3,333,745
Equity-income funds 17%
The Income Fund of America, Class R-6	1,636,442	146,957	42,310	1,352	(98,761)	1,643,680	62,830	58,225
Capital Income Builder, Class R-6	881,336	34,750	41,506	1,731	(2,899)	873,412	34,750	—
						2,517,092
Balanced funds 12%
American Balanced Fund, Class R-6	1,277,295	26,219	150,607	(6,491)	50,635	1,197,051	25,260	—
American Funds Global Balanced Fund, Class R-6	633,088	12,927	76,243	(9,713)	44,764	604,823	12,836	—
						1,801,874
Fixed income funds 45%
The Bond Fund of America, Class R-6	1,232,622	76,225	57,889	(7,928)	(39,033)	1,203,997	48,713	—
American Funds Inflation Linked Bond Fund, Class R-6	1,234,382	159,621	90,489	(13,197)	(91,493)	1,198,824	77,812	—
American Funds Mortgage Fund, Class R-6	923,461	61,671	29,278	(2,853)	(48,621)	904,380	39,869	—
Intermediate Bond Fund of America, Class R-6	924,988	57,591	60,355	(4,509)	(13,447)	904,268	34,081	—
U.S. Government Securities Fund, Class R-6	770,576	51,268	25,984	(3,168)	(38,181)	754,511	28,703	—
American Funds Multi-Sector Income Fund, Class R-6	627,029	40,441	54,119	(1,210)	(7,312)	604,829	40,441	—
American High-Income Trust, Class R-6	475,957	33,499	46,080	(2,767)	(5,543)	455,066	33,498	—
American Funds Strategic Bond Fund, Class R-6[2]	455,765	40,217	5,727	(95)	(36,669)	453,491	26,679	—
Capital World Bond Fund, Class R-6[2]	304,376	9,150	15,703	945	3,645	302,413	2,732	—
						6,781,779
Total 100%				$(43,736)	$(53,604)	$14,977,585	$553,879	$143,228

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	31

American Funds 2015 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth funds 1%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	982,450	$18,853
AMCAP Fund, Class R-6	274,664	9,377
		28,230

Growth-and-income funds 20%
American Mutual Fund, Class R-6	6,005,291	282,729
Capital World Growth and Income Fund, Class R-6	4,371,140	235,430
Washington Mutual Investors Fund, Class R-6	3,764,342	196,348
The Investment Company of America, Class R-6	3,110,566	141,593
Fundamental Investors, Class R-6	1,597,307	102,946
		959,046

Equity-income funds 19%
The Income Fund of America, Class R-6	28,107,368	604,028
Capital Income Builder, Class R-6	4,699,788	283,585
		887,613

Balanced funds 11%
American Balanced Fund, Class R-6	11,652,896	339,099
American Funds Global Balanced Fund, Class R-6	5,826,968	189,726
		528,825

Fixed income funds 49%
The Bond Fund of America, Class R-6	39,110,204	417,697
Intermediate Bond Fund of America, Class R-6	33,331,966	400,650
American Funds Inflation Linked Bond Fund, Class R-6	43,046,815	380,964
American Funds Mortgage Fund, Class R-6	34,282,451	284,202
American Funds Multi-Sector Income Fund, Class R-6	22,433,595	193,378
Short-Term Bond Fund of America, Class R-6	19,793,408	185,266
American Funds Strategic Bond Fund, Class R-6	20,098,408	175,258
American High-Income Trust, Class R-6	16,480,887	146,021
Capital World Bond Fund, Class R-6	6,391,441	97,150
U.S. Government Securities Fund, Class R-6	4,508,231	51,394
		2,331,980

Total investment securities 100% (cost: $4,670,391,000)		4,735,694
Other assets less liabilities 0%		(841)

Net assets 100%		$4,734,853

32	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 1%
American Funds Global Insight Fund, Class R-6	$43,193	$666	$29,226	$(1,945)	$6,165	$18,853	$666	$—
AMCAP Fund, Class R-6	21,963	99	15,204	(3,643)	6,162	9,377	98	—
						28,230
Growth-and-income funds 20%
American Mutual Fund, Class R-6	302,908	18,733	27,894	3,215	(14,233)	282,729	7,061	8,449
Capital World Growth and Income Fund, Class R-6	251,246	9,685	52,492	(5,439)	32,430	235,430	5,908	—
Washington Mutual Investors Fund, Class R-6	223,134	14,914	44,044	8,550	(6,206)	196,348	4,849	8,614
The Investment Company of America, Class R-6	152,650	7,944	34,529	4,862	10,666	141,593	2,590	4,773
Fundamental Investors, Class R-6	122,728	5,292	34,938	7,690	2,174	102,946	2,182	2,835
						959,046
Equity-income funds 19%
The Income Fund of America, Class R-6	640,569	48,964	49,739	1,330	(37,096)	604,028	23,778	22,266
Capital Income Builder, Class R-6	302,576	12,365	31,836	2,217	(1,737)	283,585	11,582	—
						887,613
Balanced funds 11%
American Balanced Fund, Class R-6	378,365	8,391	61,169	(2,519)	16,031	339,099	7,330	—
American Funds Global Balanced Fund, Class R-6	200,354	4,188	25,857	(3,260)	14,301	189,726	4,061	—
						528,825
Fixed income funds 49%
The Bond Fund of America, Class R-6	418,159	18,715	2,788	(71)	(16,318)	417,697	16,652	—
Intermediate Bond Fund of America, Class R-6	376,839	35,735	3,695	11	(8,240)	400,650	14,404	—
American Funds Inflation Linked Bond Fund, Class R-6	390,646	38,177	14,785	(2,323)	(30,751)	380,964	24,512	—
American Funds Mortgage Fund, Class R-6	294,023	12,616	6,334	(467)	(15,636)	284,202	12,616	—
American Funds Multi-Sector Income Fund, Class R-6	199,780	12,922	16,516	(409)	(2,399)	193,378	12,921	—
Short-Term Bond Fund of America, Class R-6	139,988	47,354	1,025	3	(1,054)	185,266	5,609	—
American Funds Strategic Bond Fund, Class R-6[2]	171,623	18,972	1,129	(4)	(14,204)	175,258	10,135	—
American High-Income Trust, Class R-6	153,978	10,794	16,006	(1,385)	(1,360)	146,021	10,793	—
Capital World Bond Fund, Class R-6[2]	97,319	2,934	4,509	406	1,000	97,150	900	—
U.S. Government Securities Fund, Class R-6	103,169	3,042	52,148	(7,700)	5,031	51,394	3,042	—
						2,331,980
Total 100%				$(881)	$(55,274)	$4,735,694	$181,689	$46,937

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	33

American Funds 2010 Target Date Retirement Fund

Investment portfolio October 31, 2023

Growth-and-income funds 17%	Shares	Value (000)
American Mutual Fund, Class R-6	4,076,306	$191,912
Washington Mutual Investors Fund, Class R-6	2,806,510	146,388
Capital World Growth and Income Fund, Class R-6	2,324,433	125,194
The Investment Company of America, Class R-6	2,439,121	111,029
Fundamental Investors, Class R-6	688,391	44,367
		618,890

Equity-income funds 24%
The Income Fund of America, Class R-6	28,891,641	620,881
Capital Income Builder, Class R-6	4,132,600	249,361
		870,242

Balanced funds 9%
American Balanced Fund, Class R-6	8,916,011	259,456
American Funds Global Balanced Fund, Class R-6	2,790,573	90,861
		350,317

Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	32,832,614	394,648
The Bond Fund of America, Class R-6	34,176,662	365,007
Short-Term Bond Fund of America, Class R-6	29,496,038	276,083
American Funds Inflation Linked Bond Fund, Class R-6	30,228,006	267,518
American Funds Mortgage Fund, Class R-6	30,388,255	251,919
American Funds Strategic Bond Fund, Class R-6	17,108,861	149,189
American Funds Multi-Sector Income Fund, Class R-6	13,975,197	120,466
American High-Income Trust, Class R-6	2,723,707	24,132
Capital World Bond Fund, Class R-6	1,101,917	16,749
		1,865,711

Total investment securities 100% (cost: $3,768,734,000)		3,705,160
Other assets less liabilities 0%		(353)

Net assets 100%		$3,704,807

34	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 17%
American Mutual Fund, Class R-6	$211,781	$16,392	$28,933	$1,325	$(8,653)	$191,912	$4,883	$5,887
Washington Mutual Investors Fund, Class R-6	157,243	16,282	28,873	1,957	(221)	146,388	3,468	6,137
Capital World Growth and Income Fund, Class R-6	149,253	8,782	49,150	644	15,665	125,194	3,364	—
The Investment Company of America, Class R-6	118,285	10,313	29,731	2,205	9,957	111,029	1,994	3,686
Fundamental Investors, Class R-6	55,960	3,334	19,464	3,738	799	44,367	973	1,269
						618,890
Equity-income funds 24%
The Income Fund of America, Class R-6	628,579	83,520	55,169	(2,665)	(33,384)	620,881	23,877	21,835
Capital Income Builder, Class R-6	258,719	11,772	21,300	(139)	309	249,361	9,964	—
						870,242
Balanced funds 9%
American Balanced Fund, Class R-6	276,120	8,168	34,594	(1,265)	11,027	259,456	5,436	—
American Funds Global Balanced Fund, Class R-6	112,503	2,834	31,265	(2,266)	9,055	90,861	2,086	—
						350,317
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	394,003	37,079	28,464	(1,304)	(6,666)	394,648	14,621	—
The Bond Fund of America, Class R-6	370,578	26,023	17,502	(1,466)	(12,626)	365,007	14,577	—
Short-Term Bond Fund of America, Class R-6	261,574	34,717	18,814	(726)	(668)	276,083	9,299	—
American Funds Inflation Linked Bond Fund, Class R-6	284,962	26,034	19,730	(3,175)	(20,573)	267,518	17,907	—
American Funds Mortgage Fund, Class R-6	252,619	21,424	7,784	(773)	(13,567)	251,919	10,967	—
American Funds Strategic Bond Fund, Class R-6[2]	151,241	14,239	4,220	(155)	(11,916)	149,189	8,868	—
American Funds Multi-Sector Income Fund, Class R-6	131,973	8,295	18,323	(406)	(1,073)	120,466	8,295	—
American High-Income Trust, Class R-6	48,240	2,693	26,689	(2,124)	2,012	24,132	2,693	—
Capital World Bond Fund, Class R-6[2]	31,869	753	17,323	(2,536)	3,986	16,749	(2)	—
						1,865,711
Total 100%				$(9,131)	$(56,537)	$3,705,160	$143,270	$38,814

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	35

Financial statements

Statements of assets and liabilities at October 31, 2023	(dollars in thousands)

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities of affiliated issuers, at value	$1,686,205	$9,016,317	$15,988,155	$23,664,237	$26,643,225
Receivables for:
Sales of investments	—	—	—	5,312	2,289
Sales of fund’s shares	4,622	14,874	21,194	25,944	22,564
Dividends	336	1,828	3,251	4,814	5,422
Total assets	1,691,163	9,033,019	16,012,600	23,700,307	26,673,500

Liabilities:
Payables for:
Purchases of investments	3,391	6,783	4,894	4,814	5,422
Repurchases of fund’s shares	1,582	9,896	19,577	31,223	24,853
Services provided by related parties	322	1,251	2,220	3,334	3,853
Trustees’ deferred compensation	2	26	62	108	125
Total liabilities	5,297	17,956	26,753	39,479	34,253
Net assets at October 31, 2023	$1,685,866	$9,015,063	$15,985,847	$23,660,828	$26,639,247

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,767,669	$9,156,138	$15,836,074	$22,887,882	$25,570,451
Total (accumulated loss) distributable earnings	(81,803)	(141,075)	149,773	772,946	1,068,796
Net assets at October 31, 2023	$1,685,866	$9,015,063	$15,985,847	$23,660,828	$26,639,247

Investment securities of affiliated issuers, at cost	$1,788,848	$9,305,722	$16,110,460	$23,309,954	$26,062,132

Refer to the notes to financial statements.

36	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Assets:
Investment securities of affiliated issuers, at value	$32,548,138	$36,326,806	$39,772,269	$29,959,989	$14,977,585
Receivables for:
Sales of investments	11,715	4,615	14,482	10,905	16,277
Sales of fund’s shares	25,769	29,348	35,641	19,907	7,899
Dividends	9,730	22,197	38,036	38,382	21,414
Total assets	32,595,352	36,382,966	39,860,428	30,029,183	15,023,175

Liabilities:
Payables for:
Purchases of investments	9,730	22,197	38,036	38,382	21,414
Repurchases of fund’s shares	37,516	34,078	49,910	30,822	24,182
Services provided by related parties	4,719	5,449	5,945	4,655	2,369
Trustees’ deferred compensation	165	187	225	199	135
Total liabilities	52,130	61,911	94,116	74,058	48,100
Net assets at October 31, 2023	$32,543,222	$36,321,055	$39,766,312	$29,955,125	$14,975,075

Net assets consist of:
Capital paid in on shares of beneficial interest	$30,866,416	$34,865,132	$39,090,757	$29,599,846	$14,630,103
Total (accumulated loss) distributable earnings	1,676,806	1,455,923	675,555	355,279	344,972
Net assets at October 31, 2023	$32,543,222	$36,321,055	$39,766,312	$29,955,125	$14,975,075

Investment securities of affiliated issuers, at cost	$31,469,157	$35,588,332	$39,900,698	$30,309,725	$14,981,201

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	37

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$4,735,694	$3,705,160
Receivables for:
Sales of investments	2,524	3,015
Sales of fund’s shares	1,681	3,500
Dividends	7,249	5,786
Total assets	4,747,148	3,717,461

Liabilities:
Payables for:
Purchases of investments	7,249	5,786
Repurchases of fund’s shares	4,205	6,314
Services provided by related parties	790	518
Trustees’ deferred compensation	51	36
Total liabilities	12,295	12,654
Net assets at October 31, 2023	$4,734,853	$3,704,807

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,546,051	$3,677,612
Total (accumulated loss) distributable earnings	188,802	27,195
Net assets at October 31, 2023	$4,734,853	$3,704,807

Investment securities of affiliated issuers, at cost	$4,670,391	$3,768,734

Refer to the notes to financial statements.

38	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$193,826	$791,363	$1,252,838	$1,920,920	$2,120,043
	Shares outstanding	14,136	55,966	60,052	115,215	124,676
	Net asset value per share	$13.71	$14.14	$20.86	$16.67	$17.00
Class C:	Net assets	$14,430	$81,561	$97,323	$142,419	$145,905
	Shares outstanding	1,067	5,907	4,804	8,816	8,838
	Net asset value per share	$13.52	$13.81	$20.26	$16.15	$16.51
Class T:	Net assets	$14	$13	$12	$13	$12
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$13.81	$14.23	$20.94	$16.73	$17.05
Class F-1:	Net assets	$2,728	$32,686	$50,986	$75,471	$95,085
	Shares outstanding	199	2,311	2,462	4,565	5,638
	Net asset value per share	$13.74	$14.14	$20.71	$16.53	$16.86
Class F-2:	Net assets	$12,888	$58,496	$70,449	$107,026	$132,883
	Shares outstanding	934	4,105	3,368	6,412	7,799
	Net asset value per share	$13.80	$14.25	$20.91	$16.69	$17.04
Class F-3:	Net assets	$533	$10,257	$12,132	$14,383	$11,883
	Shares outstanding	39	721	579	859	696
	Net asset value per share	$13.82	$14.23	$20.97	$16.75	$17.07
Class R-1:	Net assets	$880	$7,484	$10,563	$17,545	$25,880
	Shares outstanding	65	541	525	1,087	1,571
	Net asset value per share	$13.61	$13.84	$20.11	$16.14	$16.47
Class R-2:	Net assets	$102,644	$325,764	$559,380	$798,461	$999,435
	Shares outstanding	7,590	23,609	27,743	49,480	60,901
	Net asset value per share	$13.52	$13.80	$20.16	$16.14	$16.41
Class R-2E:	Net assets	$12,164	$75,506	$135,253	$201,059	$244,242
	Shares outstanding	893	5,413	6,628	12,344	14,697
	Net asset value per share	$13.62	$13.95	$20.41	$16.29	$16.62
Class R-3:	Net assets	$128,399	$482,597	$827,940	$1,286,425	$1,429,413
	Shares outstanding	9,405	34,452	40,289	78,421	85,495
	Net asset value per share	$13.65	$14.01	$20.55	$16.40	$16.72
Class R-4:	Net assets	$77,820	$438,278	$855,353	$1,241,085	$1,394,178
	Shares outstanding	5,670	30,970	41,064	74,615	82,142
	Net asset value per share	$13.72	$14.15	$20.83	$16.63	$16.97
Class R-5E:	Net assets	$69,151	$289,253	$464,635	$693,318	$810,218
	Shares outstanding	5,019	20,394	22,314	41,680	47,780
	Net asset value per share	$13.78	$14.18	$20.82	$16.63	$16.96
Class R-5:	Net assets	$25,521	$112,619	$246,121	$326,849	$365,149
	Shares outstanding	1,849	7,886	11,654	19,362	21,189
	Net asset value per share	$13.80	$14.28	$21.12	$16.88	$17.23
Class R-6:	Net assets	$1,044,868	$6,309,186	$11,402,862	$16,835,854	$18,864,921
	Shares outstanding	75,622	441,230	539,015	1,000,900	1,099,472
	Net asset value per share	$13.82	$14.30	$21.15	$16.82	$17.16

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	39

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,704,406	$3,157,101	$3,765,147	$3,472,720	$2,117,412
	Shares outstanding	162,422	197,444	253,759	255,793	173,996
	Net asset value per share	$16.65	$15.99	$14.84	$13.58	$12.17
Class C:	Net assets	$169,800	$190,855	$220,834	$186,906	$107,947
	Shares outstanding	10,494	12,262	15,298	14,135	9,085
	Net asset value per share	$16.18	$15.57	$14.44	$13.22	$11.88
Class T:	Net assets	$12	$12	$11	$11	$10
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$16.70	$16.04	$14.87	$13.61	$12.19
Class F-1:	Net assets	$144,136	$183,106	$152,493	$90,271	$43,485
	Shares outstanding	8,727	11,538	10,372	6,707	3,600
	Net asset value per share	$16.52	$15.87	$14.70	$13.46	$12.08
Class F-2:	Net assets	$174,670	$222,788	$298,449	$236,600	$136,415
	Shares outstanding	10,479	13,915	20,098	17,422	11,215
	Net asset value per share	$16.67	$16.01	$14.85	$13.58	$12.16
Class F-3:	Net assets	$19,979	$32,592	$38,794	$33,780	$20,762
	Shares outstanding	1,195	2,030	2,605	2,479	1,701
	Net asset value per share	$16.72	$16.05	$14.89	$13.63	$12.21
Class R-1:	Net assets	$32,222	$34,258	$42,107	$23,678	$8,191
	Shares outstanding	1,992	2,217	2,900	1,785	683
	Net asset value per share	$16.18	$15.45	$14.52	$13.26	$12.00
Class R-2:	Net assets	$1,167,059	$1,360,553	$1,315,722	$1,000,454	$444,446
	Shares outstanding	72,393	87,767	91,367	75,827	37,382
	Net asset value per share	$16.12	$15.50	$14.40	$13.19	$11.89
Class R-2E:	Net assets	$288,895	$347,293	$393,067	$296,051	$143,946
	Shares outstanding	17,741	22,240	27,079	22,277	12,078
	Net asset value per share	$16.28	$15.62	$14.52	$13.29	$11.92
Class R-3:	Net assets	$1,764,513	$2,058,987	$2,264,130	$1,656,030	$787,590
	Shares outstanding	107,506	130,703	154,737	123,636	65,408
	Net asset value per share	$16.41	$15.75	$14.63	$13.39	$12.04
Class R-4:	Net assets	$1,738,924	$2,004,250	$2,295,243	$1,701,602	$883,262
	Shares outstanding	104,656	125,636	154,983	125,544	72,646
	Net asset value per share	$16.62	$15.95	$14.81	$13.55	$12.16
Class R-5E:	Net assets	$1,000,796	$1,009,967	$1,120,577	$851,910	$422,214
	Shares outstanding	60,241	63,265	75,677	62,868	34,789
	Net asset value per share	$16.61	$15.96	$14.81	$13.55	$12.14
Class R-5:	Net assets	$415,075	$532,915	$549,055	$409,773	$198,066
	Shares outstanding	24,619	32,930	36,562	29,848	16,108
	Net asset value per share	$16.86	$16.18	$15.02	$13.73	$12.30
Class R-6:	Net assets	$22,922,735	$25,186,378	$27,310,683	$19,995,339	$9,661,329
	Shares outstanding	1,365,088	1,563,116	1,827,219	1,461,098	788,527
	Net asset value per share	$16.79	$16.11	$14.95	$13.69	$12.25

Refer to the notes to financial statements.

40	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$786,228	$513,860
	Shares outstanding	69,865	47,859
	Net asset value per share	$11.25	$10.74
Class C:	Net assets	$25,768	$19,589
	Shares outstanding	2,335	1,861
	Net asset value per share	$11.03	$10.53
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$11.27	$10.75
Class F-1:	Net assets	$11,503	$9,688
	Shares outstanding	1,029	908
	Net asset value per share	$11.17	$10.67
Class F-2:	Net assets	$46,875	$41,207
	Shares outstanding	4,168	3,842
	Net asset value per share	$11.25	$10.73
Class F-3:	Net assets	$6,629	$8,622
	Shares outstanding	588	801
	Net asset value per share	$11.28	$10.76
Class R-1:	Net assets	$5,588	$2,393
	Shares outstanding	507	225
	Net asset value per share	$11.02	$10.67
Class R-2:	Net assets	$143,586	$75,673
	Shares outstanding	13,022	7,174
	Net asset value per share	$11.03	$10.55
Class R-2E:	Net assets	$48,064	$39,887
	Shares outstanding	4,358	3,788
	Net asset value per share	$11.03	$10.53
Class R-3:	Net assets	$263,512	$173,426
	Shares outstanding	23,642	16,286
	Net asset value per share	$11.15	$10.65
Class R-4:	Net assets	$219,327	$211,386
	Shares outstanding	19,503	19,712
	Net asset value per share	$11.25	$10.72
Class R-5E:	Net assets	$108,720	$91,185
	Shares outstanding	9,694	8,521
	Net asset value per share	$11.21	$10.70
Class R-5:	Net assets	$68,971	$51,664
	Shares outstanding	6,074	4,772
	Net asset value per share	$11.35	$10.83
Class R-6:	Net assets	$3,000,072	$2,466,217
	Shares outstanding	265,402	228,564
	Net asset value per share	$11.30	$10.79

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	41

Financial statements (continued)

Statements of operations for the year ended October 31, 2023	(dollars in thousands)

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends from affiliated issuers	$17,967	$118,951	$222,949	$358,188	$431,985

Fees and expenses*:
Distribution services	1,939	8,798	15,220	22,973	26,661
Transfer agent services	806	3,753	6,626	10,022	11,746
Reports to shareholders	10	65	120	183	208
Registration statement and prospectus	80	373	616	853	970
Trustees’ compensation	4	27	51	78	89
Auditing and legal	2	11	21	31	36
Custodian	1	4	8	12	14
Other	— †	3	5	8	9
Total fees and expenses	2,842	13,034	22,667	34,160	39,733
Net investment income	15,125	105,917	200,282	324,028	392,252

Net realized gain and unrealized appreciation (depreciation):
Net realized loss on sale of investments in affiliated issuers	(274)	(4,402)	(5,950)	(21,557)	(27,933)
Net realized (loss) gain on in-kind redemptions	(106)	13,768	33,408	59,666	79,817
Capital gain distributions received from affiliated issuers	13,941	101,157	188,814	293,945	332,919
	13,561	110,523	216,272	332,054	384,803
Net unrealized appreciation (depreciation) on investments in affiliated issuers	26,594	318,554	635,441	941,381	990,838
Net realized gain and unrealized appreciation (depreciation)	40,155	429,077	851,713	1,273,435	1,375,641

Net increase in net assets resulting from operations	$55,280	$534,994	$1,051,995	$1,597,463	$1,767,893

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

42	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations for the year ended October 31, 2023 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Investment income:
Income:
Dividends from affiliated issuers	$589,869	$814,696	$1,055,308	$971,210	$553,879

Fees and expenses*:
Distribution services	32,844	38,455	42,892	34,921	18,308
Transfer agent services	14,447	16,724	18,531	15,060	7,943
Reports to shareholders	256	288	323	254	132
Registration statement and prospectus	1,135	1,283	1,401	945	362
Trustees’ compensation	111	125	140	111	58
Auditing and legal	43	49	54	43	22
Custodian	17	20	22	18	9
Other	12	13	15	12	6
Total fees and expenses	48,865	56,957	63,378	51,364	26,840
Net investment income	541,004	757,739	991,930	919,846	527,039

Net realized gain and unrealized appreciation (depreciation):
Net realized loss on sale of investments in affiliated issuers	(27,164)	(41,746)	(79,350)	(33,963)	(60,692)
Net realized (loss) gain on in-kind redemptions	94,471	86,840	73,073	48,157	16,956
Capital gain distributions received from affiliated issuers	394,165	397,186	374,904	263,593	143,228
	461,472	442,280	368,627	277,787	99,492
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,141,726	870,697	573,725	86,493	(53,604)
Net realized gain and unrealized appreciation (depreciation)	1,603,198	1,312,977	942,352	364,280	45,888

Net increase in net assets resulting from operations	$2,144,202	$2,070,716	$1,934,282	$1,284,126	$572,927

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	43

Financial statements (continued)

Statements of operations for the year ended October 31, 2023 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$181,689	$143,270

Fees and expenses*:
Distribution services	6,053	4,071
Transfer agent services	2,578	1,774
Reports to shareholders	42	33
Registration statement and prospectus	115	101
Trustees’ compensation	18	14
Auditing and legal	7	6
Custodian	3	2
Other	2	2
Total fees and expenses	8,818	6,003
Net investment income	172,871	137,267

Net realized gain and unrealized appreciation (depreciation):
Net realized loss on sale of investments in affiliated issuers	(7,091)	(13,845)
Net realized (loss) gain on in-kind redemptions	6,210	4,714
Capital gain distributions received from affiliated issuers	46,937	38,814
	46,056	29,683
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(55,274)	(56,537)
Net realized gain and unrealized appreciation (depreciation)	(9,218)	(26,854)

Net increase in net assets resulting from operations	$163,653	$110,413

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

44	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	2065 Fund		2060 Fund		2055 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$15,125	$5,137	$105,917	$61,464	$200,282	$129,238
Net realized gain	13,561	27,565	110,523	363,491	216,272	761,466
Net unrealized appreciation (depreciation)	26,594	(166,219)	318,554	(1,877,718)	635,441	(3,856,917)
Net increase (decrease) in net assets resulting from operations	55,280	(133,517)	534,994	(1,452,763)	1,051,995	(2,966,213)

Distributions paid to shareholders	(32,146)	(6,270)	(400,155)	(216,856)	(846,104)	(539,938)

Net capital share transactions	892,746	525,311	2,628,406	1,940,398	3,643,464	2,860,873

Total increase (decrease) in net assets	915,880	385,524	2,763,245	270,779	3,849,355	(645,278)

Net assets:
Beginning of year	769,986	384,462	6,251,818	5,981,039	12,136,492	12,781,770
End of year	$1,685,866	$769,986	$9,015,063	$6,251,818	$15,985,847	$12,136,492

	2050 Fund		2045 Fund		2040 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$324,028	$220,597	$392,252	$276,163	$541,004	$379,560
Net realized gain	332,054	1,198,217	384,803	1,263,511	461,472	1,414,975
Net unrealized appreciation (depreciation)	941,381	(6,023,647)	990,838	(6,634,369)	1,141,726	(7,995,049)
Net increase (decrease) in net assets resulting from operations	1,597,463	(4,604,833)	1,767,893	(5,094,695)	2,144,202	(6,200,514)

Distributions paid to shareholders	(1,344,820)	(913,877)	(1,481,241)	(1,121,283)	(1,755,501)	(1,514,768)

Net capital share transactions	4,417,222	3,528,684	4,445,525	3,969,831	4,860,640	4,315,033

Total increase (decrease) in net assets	4,669,865	(1,990,026)	4,732,177	(2,246,147)	5,249,341	(3,400,249)

Net assets:
Beginning of year	18,990,963	20,980,989	21,907,070	24,153,217	27,293,881	30,694,130
End of year	$23,660,828	$18,990,963	$26,639,247	$21,907,070	$32,543,222	$27,293,881

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	45

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	2035 Fund		2030 Fund		2025 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$757,739	$497,906	$991,930	$666,371	$919,846	$649,747
Net realized gain	442,280	1,200,059	368,627	922,153	277,787	505,669
Net unrealized appreciation (depreciation)	870,697	(8,229,748)	573,725	(8,273,300)	86,493	(6,124,367)
Net increase (decrease) in net assets resulting from operations	2,070,716	(6,531,783)	1,934,282	(6,684,776)	1,284,126	(4,968,951)

Distributions paid to shareholders	(1,719,406)	(1,812,589)	(1,614,161)	(2,518,868)	(1,193,144)	(2,069,029)

Net capital share transactions	4,878,047	4,866,968	3,887,880	5,026,021	766,905	2,387,245

Total increase (decrease) in net assets	5,229,357	(3,477,404)	4,208,001	(4,177,623)	857,887	(4,650,735)

Net assets:
Beginning of year	31,091,698	34,569,102	35,558,311	39,735,934	29,097,238	33,747,973
End of year	$36,321,055	$31,091,698	$39,766,312	$35,558,311	$29,955,125	$29,097,238

	2020 Fund		2015 Fund		2010 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$527,039	$412,942	$172,871	$133,714	$137,267	$99,388
Net realized gain	99,492	233,844	46,056	49,884	29,683	33,283
Net unrealized appreciation (depreciation)	(53,604)	(2,988,981)	(55,274)	(867,043)	(56,537)	(603,076)
Net increase (decrease) in net assets resulting from operations	572,927	(2,342,195)	163,653	(683,445)	110,413	(470,405)

Distributions paid to shareholders	(633,028)	(1,173,411)	(188,753)	(294,879)	(137,515)	(170,312)

Net capital share transactions	(647,419)	(71,246)	(224,300)	(34,754)	(162,964)	103,374

Total increase (decrease) in net assets	(707,520)	(3,586,852)	(249,400)	(1,013,078)	(190,066)	(537,343)

Net assets:
Beginning of year	15,682,595	19,269,447	4,984,253	5,997,331	3,894,873	4,432,216
End of year	$14,975,075	$15,682,595	$4,734,853	$4,984,253	$3,704,807	$3,894,873

Refer to the notes to financial statements.

46	American Funds Target Date Retirement Series

Notes to financial statements

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 12 funds (the “funds”) — American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	47

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2023, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

48	American Funds Target Date Retirement Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

American Funds Target Date Retirement Series	49

Investing outside the United States — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

50	American Funds Target Date Retirement Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

American Funds Target Date Retirement Series	51

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2023, were as follows (dollars in thousands):

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Undistributed ordinary income	$7,800	$52,223	$98,547	$160,332	$197,913	$275,002
Undistributed long-term capital gains	13,793	101,113	188,522	288,023	323,937	380,512
Gross unrealized appreciation on investments	1,169	134,432	423,335	962,008	1,173,568	1,695,030
Gross unrealized depreciation on investments	(104,563)	(428,817)	(560,568)	(637,310)	(626,498)	(673,574)
Net unrealized (depreciation) appreciation on investments	(103,394)	(294,385)	(137,233)	324,698	547,070	1,021,456
Cost of investments	1,789,599	9,310,702	16,125,388	23,339,539	26,096,155	31,526,682
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	2,036	26,100	54,201	91,042	115,341	135,899

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$407,757	$562,087	$519,616	$293,621	$96,007	$77,018
Undistributed long-term capital gains	358,772	305,540	220,505	92,301	38,501	27,526
Gross unrealized appreciation on investments	1,990,282	1,998,457	1,873,879	1,060,815	388,438	188,205
Gross unrealized depreciation on investments	(1,300,702)	(2,190,303)	(2,258,522)	(1,101,631)	(334,092)	(265,517)
Net unrealized (depreciation) appreciation on investments	689,580	(191,846)	(384,643)	(40,816)	54,346	(77,312)
Cost of investments	35,637,226	39,964,115	30,344,632	15,018,401	4,681,348	3,782,472
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	133,709	128,650	106,950	52,645	19,749	16,208

52	American Funds Target Date Retirement Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2065 Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$568		$3,572		$4,140		$430		$474		$904
Class C	—	*	264		264		9		30		39
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	10		59		69		6		7		13
Class F-2	49		212		261		31		27		58
Class F-3	3		12		15		1		1		2
Class R-1	—		20		20		2		5		7
Class R-2	—		2,050		2,050		40		292		332
Class R-2E	13		200		213		9		23		32
Class R-3	220		2,328		2,548		175		304		479
Class R-4	237		1,448		1,685		177		199		376
Class R-5E	250		1,138		1,388		133		124		257
Class R-5	113		468		581		70		60		130
Class R-6	3,828		15,084		18,912		1,987		1,654		3,641
Total	$5,291		$26,855		$32,146		$3,070		$3,200		$6,270

2060 Fund

	Year ended October 31, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$3,251		$34,061	$37,312	$4,919		$16,762	$21,681
Class C	—		3,859	3,859	90		2,052	2,142
Class T	—	*	1	1	—	*	1	1
Class F-1	137		1,647	1,784	253		874	1,127
Class F-2	356		2,593	2,949	522		1,400	1,922
Class F-3	46		296	342	36		89	125
Class R-1	—		318	318	13		167	180
Class R-2	—		15,389	15,389	249		8,267	8,516
Class R-2E	41		3,516	3,557	264		1,864	2,128
Class R-3	827		21,028	21,855	1,925		10,330	12,255
Class R-4	1,642		18,527	20,169	2,865		10,133	12,998
Class R-5E	1,499		11,727	13,226	1,791		5,143	6,934
Class R-5	764		5,296	6,060	1,089		2,836	3,925
Class R-6	36,490		236,844	273,334	40,841		102,081	142,922
Total	$45,053		$355,102	$400,155	$54,857		$161,999	$216,856

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	53

2055 Fund

	Year ended October 31, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$5,895		$63,726	$69,621	$7,458		$39,268		$46,726
Class C	—		5,460	5,460	—		3,595		3,595
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	233		2,832	3,065	346		1,921		2,267
Class F-2	441		3,327	3,768	519		2,030		2,549
Class F-3	99		673	772	113		409		522
Class R-1	—		585	585	—		389		389
Class R-2	—		31,108	31,108	—		20,793		20,793
Class R-2E	87		7,423	7,510	308		4,892		5,200
Class R-3	1,699		44,007	45,706	2,839		28,139		30,978
Class R-4	3,742		44,089	47,831	5,522		31,149		36,671
Class R-5E	2,832		23,247	26,079	3,297		14,118		17,415
Class R-5	1,828		13,268	15,096	2,326		8,900		11,226
Class R-6	75,572		513,930	589,502	78,221		283,386		361,607
Total	$92,428		$753,676	$846,104	$100,949		$438,989		$539,938

2050 Fund

	Year ended October 31, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$12,018		$101,803	$113,821	$13,878		$67,710	$81,588
Class C	—		8,344	8,344	80		5,776	5,856
Class T	—	*	1	1	—	*	1	1
Class F-1	482		4,451	4,933	610		3,086	3,696
Class F-2	840		5,312	6,152	920		3,436	4,356
Class F-3	133		768	901	126		435	561
Class R-1	—		995	995	3		745	748
Class R-2	—		45,829	45,829	—		32,136	32,136
Class R-2E	406		11,403	11,809	610		7,975	8,585
Class R-3	4,349		70,138	74,487	5,474		47,766	53,240
Class R-4	7,258		66,515	73,773	9,715		50,690	60,405
Class R-5E	5,323		36,050	41,373	5,560		22,589	28,149
Class R-5	3,125		19,074	22,199	3,815		13,898	17,713
Class R-6	138,818		801,385	940,203	138,256		478,587	616,843
Total	$172,752		$1,172,068	$1,344,820	$179,047		$734,830	$913,877

Refer to the end of the tables for footnote.

54	American Funds Target Date Retirement Series

2045 Fund

	Year ended October 31, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$15,490		$105,959	$121,449	$15,048		$81,029	$96,077
Class C	83		8,025	8,108	54		6,463	6,517
Class T	—	*	1	1	—	*	1	1
Class F-1	705		5,092	5,797	676		3,804	4,480
Class F-2	1,223		6,454	7,677	1,179		4,836	6,015
Class F-3	110		534	644	110		418	528
Class R-1	10		1,335	1,345	9		1,097	1,106
Class R-2	313		54,247	54,560	—		43,949	43,949
Class R-2E	894		15,947	16,841	931		13,024	13,955
Class R-3	6,274		73,753	80,027	6,003		58,588	64,591
Class R-4	9,618		69,908	79,526	10,293		60,318	70,611
Class R-5E	7,341		41,287	48,628	6,749		30,157	36,906
Class R-5	3,911		20,034	23,945	4,116		16,481	20,597
Class R-6	175,886		856,807	1,032,693	157,495		598,455	755,950
Total	$221,858		$1,259,383	$1,481,241	$202,663		$918,620	$1,121,283

2040 Fund

	Year ended October 31, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$25,309		$124,604	$149,913	$21,185		$115,173	$136,358
Class C	452		8,630	9,082	154		8,277	8,431
Class T	—	*	1	1	—	*	1	1
Class F-1	1,381		7,149	8,530	1,195		6,707	7,902
Class F-2	1,912		7,587	9,499	1,584		6,597	8,181
Class F-3	243		901	1,144	177		685	862
Class R-1	81		1,540	1,621	13		1,397	1,410
Class R-2	2,640		57,732	60,372	334		56,238	56,572
Class R-2E	1,509		14,095	15,604	1,011		13,376	14,387
Class R-3	11,454		83,984	95,438	8,482		80,112	88,594
Class R-4	15,610		80,953	96,563	14,879		86,132	101,011
Class R-5E	11,163		46,623	57,786	8,776		39,721	48,497
Class R-5	5,697		22,043	27,740	5,462		22,217	27,679
Class R-6	259,684		962,524	1,222,208	208,251		806,632	1,014,883
Total	$337,135		$1,418,366	$1,755,501	$271,503		$1,243,265	$1,514,768

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	55

2035 Fund

	Year ended October 31, 2023				Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$40,261		$111,090	$151,351	$27,656		$139,426	$167,082
Class C	1,172		7,454	8,626	394		10,080	10,474
Class T	—	*	1	1	—	*	1	1
Class F-1	2,373		6,796	9,169	1,674		8,694	10,368
Class F-2	3,272		7,669	10,941	2,375		9,417	11,792
Class F-3	558		1,238	1,796	382		1,417	1,799
Class R-1	215		1,263	1,478	50		1,502	1,552
Class R-2	7,790		51,748	59,538	1,796		70,134	71,930
Class R-2E	3,330		14,372	17,702	1,841		19,165	21,006
Class R-3	20,810		76,261	97,071	12,505		100,377	112,882
Class R-4	24,937		71,033	95,970	18,671		99,511	118,182
Class R-5E	15,430		37,623	53,053	10,555		45,095	55,650
Class R-5	8,805		20,207	29,012	6,914		26,794	33,708
Class R-6	367,555		816,143	1,183,698	254,028		942,135	1,196,163
Total	$496,508		$1,222,898	$1,719,406	$338,841		$1,473,748	$1,812,589

2030 Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$62,508		$91,419		$153,927		$38,543		$216,778	$255,321
Class C	2,233		5,934		8,167		745		14,702	15,447
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	2,585		3,906		6,491		1,665		9,652	11,317
Class F-2	5,572		7,115		12,687		3,693		16,529	20,222
Class F-3	780		952		1,732		424		1,784	2,208
Class R-1	400		1,079		1,479		123		2,616	2,739
Class R-2	12,542		34,075		46,617		3,209		85,914	89,123
Class R-2E	5,051		10,314		15,365		2,359		25,209	27,568
Class R-3	31,189		57,187		88,376		16,932		143,216	160,148
Class R-4	37,858		56,866		94,724		26,104		151,616	177,720
Class R-5E	21,510		28,435		49,945		13,691		65,693	79,384
Class R-5	11,851		14,887		26,738		8,786		38,470	47,256
Class R-6	498,834		609,079		1,107,913		313,111		1,317,303	1,630,414
Total	$692,913		$921,248		$1,614,161		$429,385		$2,089,483	$2,518,868

Refer to the end of the tables for footnote.

56	American Funds Target Date Retirement Series

2025 Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$73,381		$62,014		$135,395		$42,120		$201,333	$243,453
Class C	2,771		3,769		6,540		905		13,169	14,074
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	2,066		1,770		3,836		1,177		5,832	7,009
Class F-2	5,798		4,347		10,145		3,505		13,598	17,103
Class F-3	863		623		1,486		509		1,860	2,369
Class R-1	345		484		829		93		1,688	1,781
Class R-2	14,006		19,466		33,472		3,911		68,411	72,322
Class R-2E	5,669		6,377		12,046		2,590		22,895	25,485
Class R-3	30,670		31,351		62,021		16,268		113,006	129,274
Class R-4	36,503		31,449		67,952		23,655		117,471	141,126
Class R-5E	21,827		16,879		38,706		13,130		54,379	67,509
Class R-5	11,439		8,462		19,901		8,090		30,761	38,851
Class R-6	465,043		335,772		800,815		280,933		1,027,739	1,308,672
Total	$670,381		$522,763		$1,193,144		$396,886		$1,672,143	$2,069,029

2020 Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$55,288		$31,926		$87,214		$34,849		$127,697	$162,546
Class C	2,114		1,863		3,977		1,028		8,236	9,264
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	1,175		692		1,867		757		2,876	3,633
Class F-2	4,072		2,127		6,199		2,756		8,437	11,193
Class F-3	461		233		694		315		918	1,233
Class R-1	141		132		273		38		608	646
Class R-2	8,288		7,368		15,656		3,402		32,343	35,745
Class R-2E	3,355		2,481		5,836		1,798		10,548	12,346
Class R-3	18,739		12,848		31,587		11,512		57,626	69,138
Class R-4	23,060		13,665		36,725		17,449		65,783	83,232
Class R-5E	13,372		7,186		20,558		8,943		29,119	38,062
Class R-5	6,583		3,398		9,981		5,354		16,124	21,478
Class R-6	274,083		138,378		412,461		185,126		539,768	724,894
Total	$410,731		$222,297		$633,028		$273,327		$900,084	$1,173,411

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	57

2015 Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$21,321		$9,556		$30,877		$15,336		$34,307		$49,643
Class C	568		391		959		356		1,547		1,903
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	286		132		418		215		497		712
Class F-2	1,346		548		1,894		1,004		1,904		2,908
Class F-3	193		76		269		143		261		404
Class R-1	107		70		177		48		240		288
Class R-2	2,682		1,866		4,548		1,596		7,459		9,055
Class R-2E	1,169		677		1,846		790		2,600		3,390
Class R-3	6,565		3,474		10,039		4,627		13,470		18,097
Class R-4	6,152		2,819		8,971		4,927		11,295		16,222
Class R-5E	3,583		1,498		5,081		2,624		5,316		7,940
Class R-5	2,220		891		3,111		1,738		3,255		4,993
Class R-6	86,525		34,038		120,563		63,525		115,799		179,324
Total	$132,717		$56,036		$188,753		$96,929		$197,950		$294,879

2010 Fund

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$13,671		$5,117		$18,788		$9,660		$14,482		$24,142
Class C	397		227		624		262		714		976
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	252		93		345		149		227		376
Class F-2	1,117		374		1,491		691		887		1,578
Class F-3	281		91		372		144		177		321
Class R-1	39		20		59		15		44		59
Class R-2	1,364		784		2,148		748		2,361		3,109
Class R-2E	1,011		490		1,501		724		1,560		2,284
Class R-3	4,309		1,875		6,184		2,771		5,583		8,354
Class R-4	5,494		2,086		7,580		4,374		6,782		11,156
Class R-5E	3,085		1,065		4,150		2,294		3,097		5,391
Class R-5	1,640		543		2,183		1,258		1,589		2,847
Class R-6	69,523		22,567		92,090		49,247		60,472		109,719
Total	$102,183		$35,332		$137,515		$72,337		$97,975		$170,312

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.

58	American Funds Target Date Retirement Series

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2023, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Target Date Retirement Series	59

For the year ended October 31, 2023, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

2065 Fund

Share class	Distribution services	Transfer agent services
Class A	$451	$150
Class C	116	11
Class T	—	—	*
Class F-1	6	3
Class F-2	Not applicable	9
Class F-3	Not applicable	—	*
Class R-1	8	1
Class R-2	638	295
Class R-2E	55	18
Class R-3	509	152
Class R-4	156	62
Class R-5E	Not applicable	80
Class R-5	Not applicable	10
Class R-6	Not applicable	15
Total class-specific expenses	$1,939	$806

2060 Fund
Share class	Distribution services	Transfer agent services
Class A	$1,848	$707
Class C	782	76
Class T	—	—	*
Class F-1	84	37
Class F-2	Not applicable	51
Class F-3	Not applicable	—	*
Class R-1	69	7
Class R-2	2,355	1,096
Class R-2E	414	139
Class R-3	2,240	674
Class R-4	1,006	405
Class R-5E	Not applicable	392
Class R-5	Not applicable	57
Class R-6	Not applicable	112
Total class-specific expenses	$8,798	$3,753

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,999	$1,155
Class C	951	93
Class T	—	—	*
Class F-1	129	57
Class F-2	Not applicable	60
Class F-3	Not applicable	—	*
Class R-1	107	10
Class R-2	4,161	1,938
Class R-2E	774	261
Class R-3	4,039	1,218
Class R-4	2,060	832
Class R-5E	Not applicable	663
Class R-5	Not applicable	127
Class R-6	Not applicable	212
Total class-specific expenses	$15,220	$6,626

2050 Fund
Share class	Distribution services	Transfer agent services
Class A	$4,550	$1,812
Class C	1,430	140
Class T	—	—	*
Class F-1	196	87
Class F-2	Not applicable	93
Class F-3	Not applicable	—	*
Class R-1	179	18
Class R-2	6,022	2,809
Class R-2E	1,183	400
Class R-3	6,365	1,921
Class R-4	3,048	1,233
Class R-5E	Not applicable	1,009
Class R-5	Not applicable	178
Class R-6	Not applicable	322
Total class-specific expenses	$22,973	$10,022

Refer to the end of the tables for footnote.

60	American Funds Target Date Retirement Series

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$5,063	$2,006
Class C	1,469	143
Class T	—	—	*
Class F-1	242	107
Class F-2	Not applicable	119
Class F-3	Not applicable	—	*
Class R-1	258	26
Class R-2	7,589	3,536
Class R-2E	1,516	515
Class R-3	7,096	2,143
Class R-4	3,428	1,386
Class R-5E	Not applicable	1,202
Class R-5	Not applicable	197
Class R-6	Not applicable	366
Total class-specific expenses	$26,661	$11,746

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$6,607	$2,580
Class C	1,728	168
Class T	—	—	*
Class F-1	374	166
Class F-2	Not applicable	155
Class F-3	Not applicable	—	*
Class R-1	326	33
Class R-2	8,867	4,136
Class R-2E	1,729	585
Class R-3	8,886	2,684
Class R-4	4,327	1,752
Class R-5E	Not applicable	1,506
Class R-5	Not applicable	234
Class R-6	Not applicable	448
Total class-specific expenses	$32,844	$14,447

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$7,691	$3,011
Class C	1,962	190
Class T	—	—	*
Class F-1	467	208
Class F-2	Not applicable	202
Class F-3	Not applicable	1
Class R-1	342	34
Class R-2	10,444	4,868
Class R-2E	2,112	718
Class R-3	10,455	3,159
Class R-4	4,982	2,015
Class R-5E	Not applicable	1,533
Class R-5	Not applicable	288
Class R-6	Not applicable	497
Total class-specific expenses	$38,455	$16,724

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$9,485	$3,660
Class C	2,308	224
Class T	—	—	*
Class F-1	403	180
Class F-2	Not applicable	278
Class F-3	Not applicable	1
Class R-1	438	44
Class R-2	10,210	4,761
Class R-2E	2,440	828
Class R-3	11,714	3,541
Class R-4	5,894	2,389
Class R-5E	Not applicable	1,762
Class R-5	Not applicable	313
Class R-6	Not applicable	550
Total class-specific expenses	$42,892	$18,531

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$8,962	$3,456
Class C	2,034	196
Class T	—	—	*
Class F-1	248	111
Class F-2	Not applicable	234
Class F-3	Not applicable	1
Class R-1	263	26
Class R-2	8,108	3,783
Class R-2E	1,896	647
Class R-3	8,882	2,690
Class R-4	4,528	1,840
Class R-5E	Not applicable	1,408
Class R-5	Not applicable	246
Class R-6	Not applicable	422
Total class-specific expenses	$34,921	$15,060

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$5,390	$2,176
Class C	1,238	118
Class T	—	—	*
Class F-1	113	51
Class F-2	Not applicable	141
Class F-3	Not applicable	—	*
Class R-1	91	9
Class R-2	3,717	1,737
Class R-2E	983	338
Class R-3	4,372	1,327
Class R-4	2,404	980
Class R-5E	Not applicable	732
Class R-5	Not applicable	122
Class R-6	Not applicable	212
Total class-specific expenses	$18,308	$7,943

Refer to the end of the tables for footnote.

American Funds Target Date Retirement Series	61

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,034	$810
Class C	311	30
Class T	—	—	*
Class F-1	30	14
Class F-2	Not applicable	46
Class F-3	Not applicable	—	*
Class R-1	60	6
Class R-2	1,200	562
Class R-2E	325	111
Class R-3	1,485	451
Class R-4	608	248
Class R-5E	Not applicable	194
Class R-5	Not applicable	41
Class R-6	Not applicable	65
Total class-specific expenses	$6,053	$2,578

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,339	$533
Class C	228	22
Class T	—	—	*
Class F-1	26	12
Class F-2	Not applicable	40
Class F-3	Not applicable	—	*
Class R-1	23	2
Class R-2	618	288
Class R-2E	276	95
Class R-3	989	300
Class R-4	572	233
Class R-5E	Not applicable	164
Class R-5	Not applicable	31
Class R-6	Not applicable	54
Total class-specific expenses	$4,071	$1,774

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
2065 Fund	$3	$1	$4
2060 Fund	23	4	27
2055 Fund	43	8	51
2050 Fund	66	12	78
2045 Fund	75	14	89
2040 Fund	93	18	111
2035 Fund	105	20	125
2030 Fund	117	23	140
2025 Fund	92	19	111
2020 Fund	48	10	58
2015 Fund	15	3	18
2010 Fund	12	2	14

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

62	American Funds Target Date Retirement Series

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2023, as follows (dollars in thousands):

	Purchases	Sales
2065 Fund	$895,266	$8,467
2060 Fund	2,487,696	66,981
2055 Fund	3,341,973	155,323
2050 Fund	3,972,328	281,629
2045 Fund	4,080,131	390,520
2040 Fund	4,500,534	459,803
2035 Fund	4,803,645	482,797
2030 Fund	4,286,119	630,963
2025 Fund	2,217,869	1,448,774
2020 Fund	946,616	1,550,479
2015 Fund	332,502	523,730
2010 Fund	332,654	456,486

American Funds Target Date Retirement Series	63

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2065 Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$100,958	7,238	$4,140	319		$(18,816)	(1,347)	$86,282	6,210
Class C	8,253	599	264	21		(1,592)	(115)	6,925	505
Class T	—	—	—	—		—	—	—	—
Class F-1	1,612	116	69	5		(777)	(56)	904	65
Class F-2	7,491	533	261	20		(1,276)	(91)	6,476	462
Class F-3	177	13	14	1		(2)	— †	189	14
Class R-1	316	23	20	2		(79)	(6)	257	19
Class R-2	62,275	4,512	2,049	159		(23,564)	(1,710)	40,760	2,961
Class R-2E	7,748	555	214	17		(1,829)	(130)	6,133	442
Class R-3	82,299	5,913	2,547	197		(25,301)	(1,815)	59,545	4,295
Class R-4	49,791	3,550	1,685	129		(17,602)	(1,248)	33,874	2,431
Class R-5E	46,219	3,298	1,388	107		(11,904)	(847)	35,703	2,558
Class R-5	16,092	1,149	581	44		(4,670)	(330)	12,003	863
Class R-6	737,483	52,370	18,910	1,451		(152,698)	(10,893)	603,695	42,928
Total net increase (decrease)	$1,120,714	79,869	$32,142	2,472		$(260,110)	(18,588)	$892,746	63,753

Year ended October 31, 2022

Class A	$84,056	5,743	$905	54		$(15,679)	(1,074)	$69,282	4,723
Class C	5,544	386	39	3		(744)	(52)	4,839	337
Class T	—	—	—	—		—	—	—	—
Class F-1	1,566	109	12	1		(486)	(34)	1,092	76
Class F-2	4,768	326	58	3		(683)	(48)	4,143	281
Class F-3	283	19	1	—	†	(1)	— †	283	19
Class R-1	72	5	7	—	†	(15)	(1)	64	4
Class R-2	47,730	3,318	332	20		(14,259)	(975)	33,803	2,363
Class R-2E	5,670	399	32	1		(1,658)	(114)	4,044	286
Class R-3	56,107	3,895	478	28		(16,819)	(1,155)	39,766	2,768
Class R-4	40,492	2,796	376	23		(14,021)	(1,007)	26,847	1,812
Class R-5E	28,630	1,982	257	15		(6,886)	(467)	22,001	1,530
Class R-5	12,625	851	131	8		(4,422)	(307)	8,334	552
Class R-6	395,645	27,180	3,641	215		(88,473)	(6,073)	310,813	21,322
Total net increase (decrease)	$683,188	47,009	$6,269	371		$(164,146)	(11,307)	$525,311	36,073

Refer to the end of the tables for footnotes.

64	American Funds Target Date Retirement Series

2060 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$218,794	15,181	$37,095	2,773	$(82,116)	(5,693)	$173,773	12,261
Class C	20,511	1,453	3,852	293	(11,588)	(815)	12,775	931
Class T	—	—	—	—	—	—	—	—
Class F-1	6,362	443	1,777	133	(6,445)	(442)	1,694	134
Class F-2	17,912	1,236	2,943	219	(11,233)	(782)	9,622	673
Class F-3	6,472	466	341	25	(1,232)	(85)	5,581	406
Class R-1	2,857	202	318	24	(1,342)	(95)	1,833	131
Class R-2	119,927	8,503	15,382	1,170	(83,855)	(5,955)	51,454	3,718
Class R-2E	33,100	2,320	3,556	268	(22,795)	(1,637)	13,861	951
Class R-3	196,382	13,741	21,851	1,644	(112,302)	(7,860)	105,931	7,525
Class R-4	187,038	12,951	20,169	1,506	(102,593)	(7,145)	104,614	7,312
Class R-5E	118,474	8,200	13,225	987	(53,827)	(3,732)	77,872	5,455
Class R-5	41,396	2,851	6,050	449	(32,008)	(2,229)	15,438	1,071
Class R-6	2,596,175	178,207	273,329	20,262	(815,546)	(55,865)	2,053,958	142,604
Total net increase (decrease)	$3,565,400	245,754	$399,888	29,753	$(1,336,882)	(92,335)	$2,628,406	183,172

Year ended October 31, 2022

Class A	$204,122	13,171	$21,514	1,210	$(71,343)	(4,545)	$154,293	9,836
Class C	20,294	1,325	2,138	122	(10,202)	(662)	12,230	785
Class T	—	—	—	—	—	—	—	—
Class F-1	14,500	892	1,122	63	(7,358)	(463)	8,264	492
Class F-2	17,102	1,090	1,917	107	(11,931)	(747)	7,088	450
Class F-3	2,410	157	124	7	(461)	(29)	2,073	135
Class R-1	2,987	194	180	10	(1,640)	(109)	1,527	95
Class R-2	113,457	7,500	8,514	485	(78,040)	(5,077)	43,931	2,908
Class R-2E	30,284	1,980	2,129	121	(22,126)	(1,421)	10,287	680
Class R-3	176,823	11,581	12,250	693	(99,910)	(6,481)	89,163	5,793
Class R-4	167,162	10,840	12,998	730	(135,074)	(8,773)	45,086	2,797
Class R-5E	117,189	7,538	6,934	389	(50,329)	(3,214)	73,794	4,713
Class R-5	41,833	2,691	3,917	219	(28,817)	(1,860)	16,933	1,050
Class R-6	1,937,956	125,125	142,922	7,971	(605,149)	(38,482)	1,475,729	94,614
Total net increase (decrease)	$2,846,119	184,084	$216,659	12,127	$(1,122,380)	(71,863)	$1,940,398	124,348

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	65

2055 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$269,499	12,672	$69,563	3,522	$(128,165)	(6,021)	$210,897	10,173
Class C	19,864	959	5,459	283	(15,765)	(760)	9,558	482
Class T	—	—	—	—	—	—	—	—
Class F-1	7,829	372	3,057	156	(6,774)	(319)	4,112	209
Class F-2	22,309	1,043	3,765	191	(12,146)	(573)	13,928	661
Class F-3	2,171	104	772	39	(1,480)	(70)	1,463	73
Class R-1	3,292	160	585	30	(2,568)	(126)	1,309	64
Class R-2	174,251	8,450	31,101	1,619	(141,373)	(6,870)	63,979	3,199
Class R-2E	46,401	2,221	7,511	387	(36,782)	(1,794)	17,130	814
Class R-3	278,684	13,283	45,699	2,342	(209,011)	(9,979)	115,372	5,646
Class R-4	284,432	13,374	47,814	2,425	(198,450)	(9,395)	133,796	6,404
Class R-5E	160,035	7,546	26,078	1,325	(99,711)	(4,712)	86,402	4,159
Class R-5	63,196	2,936	15,035	754	(55,913)	(2,621)	22,318	1,069
Class R-6	3,701,079	171,809	589,480	29,518	(1,327,359)	(61,557)	2,963,200	139,770
Total net increase (decrease)	$5,033,042	234,929	$845,919	42,591	$(2,235,497)	(104,797)	$3,643,464	172,723

Year ended October 31, 2022

Class A	$262,592	11,374	$46,685	1,770	$(120,730)	(5,203)	$188,547	7,941
Class C	19,957	883	3,593	139	(12,587)	(560)	10,963	462
Class T	—	—	—	—	—	—	—	—
Class F-1	10,193	437	2,260	86	(8,025)	(348)	4,428	175
Class F-2	19,680	850	2,540	96	(8,710)	(374)	13,510	572
Class F-3	2,441	104	521	20	(1,307)	(55)	1,655	69
Class R-1	3,293	147	389	15	(2,583)	(116)	1,099	46
Class R-2	170,561	7,671	20,781	806	(149,270)	(6,614)	42,072	1,863
Class R-2E	39,536	1,759	5,200	200	(35,411)	(1,556)	9,325	403
Class R-3	267,448	11,837	30,974	1,188	(205,821)	(8,990)	92,601	4,035
Class R-4	258,754	11,254	36,670	1,392	(274,179)	(12,002)	21,245	644
Class R-5E	171,594	7,431	17,412	662	(109,463)	(4,750)	79,543	3,343
Class R-5	69,994	3,006	11,177	420	(85,815)	(3,534)	(4,644)	(108)
Class R-6	3,032,381	130,671	361,596	13,569	(993,448)	(42,629)	2,400,529	101,611
Total net increase (decrease)	$4,328,424	187,424	$539,798	20,363	$(2,007,349)	(86,731)	$2,860,873	121,056

Refer to the end of the tables for footnotes.

66	American Funds Target Date Retirement Series

2050 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$323,134	18,999	$113,663	7,175	$(194,431)	(11,416)	$242,366	14,758
Class C	26,266	1,589	8,339	540	(27,182)	(1,640)	7,423	489
Class T	—	—	—	—	—	—	—	—
Class F-1	9,857	582	4,919	313	(13,732)	(813)	1,044	82
Class F-2	31,944	1,874	6,118	387	(19,865)	(1,174)	18,197	1,087
Class F-3	3,495	207	901	56	(2,948)	(173)	1,448	90
Class R-1	3,740	227	995	64	(3,231)	(193)	1,504	98
Class R-2	221,351	13,404	45,808	2,969	(203,047)	(12,333)	64,112	4,040
Class R-2E	55,646	3,337	11,810	760	(48,250)	(2,941)	19,206	1,156
Class R-3	356,052	21,255	74,480	4,766	(286,120)	(17,100)	144,412	8,921
Class R-4	350,381	20,589	73,763	4,669	(278,337)	(16,522)	145,807	8,736
Class R-5E	191,290	11,261	41,373	2,622	(130,999)	(7,726)	101,664	6,157
Class R-5	66,940	3,896	22,193	1,387	(82,257)	(4,803)	6,876	480
Class R-6	4,686,455	273,442	940,198	59,021	(1,963,490)	(114,423)	3,663,163	218,040
Total net increase (decrease)	$6,326,551	370,662	$1,344,560	84,729	$(3,253,889)	(191,257)	$4,417,222	264,134

Year ended October 31, 2022

Class A	$329,728	17,819	$81,484	3,877	$(189,474)	(10,148)	$221,738	11,548
Class C	28,917	1,602	5,849	285	(20,780)	(1,158)	13,986	729
Class T	—	—	—	—	—	—	—	—
Class F-1	15,934	853	3,686	177	(9,782)	(535)	9,838	495
Class F-2	30,400	1,627	4,337	206	(18,094)	(981)	16,643	852
Class F-3	4,540	244	560	27	(1,046)	(54)	4,054	217
Class R-1	4,170	231	748	36	(4,543)	(253)	375	14
Class R-2	223,572	12,501	32,113	1,564	(205,938)	(11,347)	49,747	2,718
Class R-2E	51,391	2,849	8,585	416	(52,106)	(2,851)	7,870	414
Class R-3	347,082	19,128	53,223	2,564	(290,540)	(15,857)	109,765	5,835
Class R-4	314,924	17,101	60,405	2,881	(413,264)	(22,514)	(37,935)	(2,532)
Class R-5E	227,789	12,308	28,148	1,343	(138,332)	(7,434)	117,605	6,217
Class R-5	81,295	4,350	17,709	834	(116,619)	(6,046)	(17,615)	(862)
Class R-6	3,912,067	211,467	616,829	29,178	(1,496,283)	(80,423)	3,032,613	160,222
Total net increase (decrease)	$5,571,809	302,080	$913,676	43,388	$(2,956,801)	(159,601)	$3,528,684	185,867

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	67

2045 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$335,965	19,365	$121,302	7,479	$(206,405)	(11,875)	$250,862	14,969
Class C	25,306	1,499	8,112	512	(26,977)	(1,592)	6,441	419
Class T	—	—	—	—	—	—	—	—
Class F-1	13,889	803	5,769	358	(13,740)	(796)	5,918	365
Class F-2	32,094	1,845	7,659	472	(21,911)	(1,261)	17,842	1,056
Class F-3	5,342	305	614	38	(3,104)	(180)	2,852	163
Class R-1	5,525	327	1,346	85	(3,472)	(206)	3,399	206
Class R-2	242,889	14,467	54,546	3,464	(223,049)	(13,300)	74,386	4,631
Class R-2E	60,899	3,580	16,841	1,058	(106,687)	(6,511)	(28,947)	(1,873)
Class R-3	388,896	22,739	79,991	5,003	(329,294)	(19,266)	139,593	8,476
Class R-4	370,790	21,344	79,481	4,909	(295,915)	(17,169)	154,356	9,084
Class R-5E	216,210	12,481	48,628	3,011	(186,245)	(10,822)	78,593	4,670
Class R-5	67,453	3,834	23,937	1,460	(88,982)	(5,098)	2,408	196
Class R-6	4,845,141	277,253	1,032,657	63,276	(2,139,976)	(122,211)	3,737,822	218,318
Total net increase (decrease)	$6,610,399	379,842	$1,480,883	91,125	$(3,645,757)	(210,287)	$4,445,525	260,680

Year ended October 31, 2022

Class A	$353,052	18,718	$95,941	4,513	$(208,731)	(10,930)	$240,262	12,301
Class C	29,343	1,597	6,516	313	(22,048)	(1,215)	13,811	695
Class T	—	—	—	—	—	—	—	—
Class F-1	24,146	1,287	4,456	211	(14,365)	(767)	14,237	731
Class F-2	32,532	1,736	5,995	282	(19,639)	(1,038)	18,888	980
Class F-3	2,855	153	505	24	(2,645)	(147)	715	30
Class R-1	4,837	268	1,107	53	(4,678)	(264)	1,266	57
Class R-2	256,921	14,188	43,912	2,123	(239,887)	(13,099)	60,946	3,212
Class R-2E	67,965	3,688	13,955	669	(65,121)	(3,544)	16,799	813
Class R-3	387,888	20,973	64,559	3,079	(342,496)	(18,437)	109,951	5,615
Class R-4	347,255	18,465	70,600	3,327	(427,715)	(22,706)	(9,860)	(914)
Class R-5E	264,658	14,079	36,905	1,743	(157,054)	(8,251)	144,509	7,571
Class R-5	89,611	4,727	20,587	959	(128,518)	(6,544)	(18,320)	(858)
Class R-6	4,198,210	222,085	755,927	35,357	(1,577,510)	(83,637)	3,376,627	173,805
Total net increase (decrease)	$6,059,273	321,964	$1,120,965	52,653	$(3,210,407)	(170,579)	$3,969,831	204,038

Refer to the end of the tables for footnotes.

68	American Funds Target Date Retirement Series

2040 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$396,950	23,378	$149,680	9,402	$(285,682)	(16,788)	$260,948	15,992
Class C	27,929	1,688	9,079	583	(32,827)	(1,978)	4,181	293
Class T	—	—	—	—	—	—	—	—
Class F-1	19,956	1,181	8,481	537	(24,618)	(1,455)	3,819	263
Class F-2	47,074	2,762	9,458	594	(31,389)	(1,850)	25,143	1,506
Class F-3	10,080	589	1,144	72	(8,513)	(501)	2,711	160
Class R-1	5,388	325	1,621	104	(4,262)	(254)	2,747	175
Class R-2	257,629	15,619	60,353	3,889	(246,952)	(15,021)	71,030	4,487
Class R-2E	63,046	3,779	15,604	998	(57,544)	(3,492)	21,106	1,285
Class R-3	427,884	25,523	95,423	6,062	(387,038)	(23,090)	136,269	8,495
Class R-4	415,424	24,401	96,516	6,075	(364,417)	(21,617)	147,523	8,859
Class R-5E	243,845	14,382	57,784	3,643	(213,236)	(12,577)	88,393	5,448
Class R-5	67,985	3,952	27,737	1,725	(121,290)	(7,094)	(25,568)	(1,417)
Class R-6	5,338,680	312,124	1,222,147	76,337	(2,438,489)	(142,495)	4,122,338	245,966
Total net increase (decrease)	$7,321,870	429,703	$1,755,027	110,021	$(4,216,257)	(248,212)	$4,860,640	291,512

Year ended October 31, 2022

Class A	$412,060	22,313	$136,129	6,595	$(283,971)	(15,374)	$264,218	13,534
Class C	31,204	1,732	8,421	417	(27,334)	(1,526)	12,291	623
Class T	—	—	—	—	—	—	—	—
Class F-1	33,496	1,791	7,849	383	(25,126)	(1,371)	16,219	803
Class F-2	47,906	2,581	8,154	395	(26,609)	(1,463)	29,451	1,513
Class F-3	7,953	433	862	42	(4,172)	(231)	4,643	244
Class R-1	7,146	400	1,410	70	(4,555)	(253)	4,001	217
Class R-2	278,464	15,629	56,534	2,807	(281,879)	(15,718)	53,119	2,718
Class R-2E	64,031	3,576	14,388	709	(64,376)	(3,544)	14,043	741
Class R-3	421,845	23,303	88,574	4,340	(410,232)	(22,431)	100,187	5,212
Class R-4	390,004	21,178	100,987	4,902	(582,395)	(31,809)	(91,404)	(5,729)
Class R-5E	319,285	17,285	48,497	2,358	(186,472)	(10,018)	181,310	9,625
Class R-5	94,688	5,045	27,676	1,328	(140,570)	(7,389)	(18,206)	(1,016)
Class R-6	4,644,552	251,597	1,014,837	48,908	(1,914,228)	(103,710)	3,745,161	196,795
Total net increase (decrease)	$6,752,634	366,863	$1,514,318	73,254	$(3,951,919)	(214,837)	$4,315,033	225,280

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	69

2035 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$475,479	29,041	$150,991	9,754	$(331,738)	(20,274)	$294,732	18,521
Class C	29,017	1,820	8,612	568	(37,661)	(2,359)	(32)	29
Class T	—	—	—	—	—	—	—	—
Class F-1	31,443	1,928	9,128	594	(32,852)	(2,023)	7,719	499
Class F-2	50,790	3,096	10,649	688	(37,780)	(2,315)	23,659	1,469
Class F-3	9,022	553	1,796	116	(10,385)	(643)	433	26
Class R-1	6,535	411	1,477	98	(5,196)	(328)	2,816	181
Class R-2	291,519	18,332	59,525	3,942	(287,862)	(18,132)	63,182	4,142
Class R-2E	78,357	4,868	17,702	1,166	(114,074)	(7,277)	(18,015)	(1,243)
Class R-3	496,295	30,795	97,055	6,348	(481,596)	(29,913)	111,754	7,230
Class R-4	478,009	29,216	95,874	6,210	(404,825)	(24,906)	169,058	10,520
Class R-5E	265,847	16,262	53,052	3,438	(282,283)	(17,415)	36,616	2,285
Class R-5	88,125	5,335	28,999	1,855	(114,470)	(6,959)	2,654	231
Class R-6	5,722,018	348,066	1,183,636	76,118	(2,722,183)	(165,306)	4,183,471	258,878
Total net increase (decrease)	$8,022,456	489,723	$1,718,496	110,895	$(4,862,905)	(297,850)	$4,878,047	302,768

Year ended October 31, 2022

Class A	$503,677	28,411	$166,740	8,529	$(345,361)	(19,456)	$325,056	17,484
Class C	34,890	2,015	10,462	546	(34,999)	(2,052)	10,353	509
Class T	—	—	—	—	—	—	—	—
Class F-1	40,319	2,280	10,310	531	(31,301)	(1,805)	19,328	1,006
Class F-2	56,002	3,180	11,438	585	(39,311)	(2,249)	28,129	1,516
Class F-3	10,978	600	1,800	92	(4,286)	(245)	8,492	447
Class R-1	8,046	476	1,545	81	(5,134)	(299)	4,457	258
Class R-2	303,983	17,835	71,892	3,764	(337,971)	(19,891)	37,904	1,708
Class R-2E	87,125	5,064	21,005	1,095	(87,537)	(5,065)	20,593	1,094
Class R-3	511,845	29,434	112,865	5,842	(518,042)	(29,698)	106,668	5,578
Class R-4	454,340	25,791	118,154	6,056	(591,293)	(33,720)	(18,799)	(1,873)
Class R-5E	321,374	18,247	55,648	2,854	(206,253)	(11,587)	170,769	9,514
Class R-5	124,589	7,124	33,672	1,706	(154,276)	(8,604)	3,985	226
Class R-6	5,139,371	289,846	1,196,113	60,902	(2,185,451)	(124,299)	4,150,033	226,449
Total net increase (decrease)	$7,596,539	430,303	$1,811,644	92,583	$(4,541,215)	(258,970)	$4,866,968	263,916

Refer to the end of the tables for footnotes.

70	American Funds Target Date Retirement Series

2030 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$518,514	34,051	$153,577	10,548	$(481,400)	(31,663)	$190,691	12,936
Class C	33,753	2,273	8,152	572	(49,504)	(3,330)	(7,599)	(485)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,419	1,892	6,442	447	(37,193)	(2,460)	(2,332)	(121)
Class F-2	73,306	4,804	12,608	867	(65,704)	(4,320)	20,210	1,351
Class F-3	16,688	1,092	1,732	119	(13,894)	(904)	4,526	307
Class R-1	7,231	483	1,479	103	(7,917)	(527)	793	59
Class R-2	268,757	18,152	46,603	3,277	(291,056)	(19,703)	24,304	1,726
Class R-2E	86,833	5,822	15,365	1,075	(103,450)	(6,978)	(1,252)	(81)
Class R-3	489,457	32,624	88,367	6,141	(541,234)	(36,085)	36,590	2,680
Class R-4	491,875	32,284	94,698	6,518	(530,578)	(35,039)	55,995	3,763
Class R-5E	246,831	16,261	49,944	3,444	(306,975)	(20,240)	(10,200)	(535)
Class R-5	83,175	5,408	26,736	1,818	(159,521)	(10,395)	(49,610)	(3,169)
Class R-6	5,809,484	380,046	1,107,907	75,780	(3,291,627)	(214,984)	3,625,764	240,842
Total net increase (decrease)	$8,154,323	535,192	$1,613,610	110,709	$(5,880,053)	(386,628)	$3,887,880	259,273

Year ended October 31, 2022

Class A	$612,394	37,268	$254,721	14,310	$(502,763)	(30,876)	$364,352	20,702
Class C	41,096	2,554	15,421	885	(40,174)	(2,553)	16,343	886
Class T	—	—	—	—	—	—	—	—
Class F-1	38,719	2,381	11,116	630	(40,231)	(2,495)	9,604	516
Class F-2	82,870	5,037	20,056	1,128	(64,295)	(3,983)	38,631	2,182
Class F-3	12,594	788	2,188	123	(6,075)	(382)	8,707	529
Class R-1	7,602	481	2,738	156	(7,791)	(494)	2,549	143
Class R-2	293,791	18,494	89,004	5,115	(349,664)	(21,875)	33,131	1,734
Class R-2E	89,145	5,575	27,568	1,576	(102,505)	(6,334)	14,208	817
Class R-3	530,316	32,837	160,107	9,097	(601,281)	(37,294)	89,142	4,640
Class R-4	516,947	31,538	177,708	10,000	(763,834)	(46,973)	(69,179)	(5,435)
Class R-5E	347,707	21,264	79,381	4,475	(264,186)	(15,996)	162,902	9,743
Class R-5	140,248	8,310	47,249	2,631	(183,579)	(11,069)	3,918	(128)
Class R-6	5,557,847	337,985	1,630,382	91,185	(2,836,516)	(172,785)	4,351,713	256,385
Total net increase (decrease)	$8,271,276	504,512	$2,517,639	141,311	$(5,762,894)	(353,109)	$5,026,021	292,714

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	71

2025 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$430,340	30,836	$134,984	10,006	$(546,391)	(39,172)	$18,933	1,670
Class C	25,554	1,874	6,538	494	(53,215)	(3,900)	(21,123)	(1,532)
Class T	—	—	—	—	—	—	—	—
Class F-1	17,293	1,245	3,808	285	(28,555)	(2,061)	(7,454)	(531)
Class F-2	59,355	4,258	10,015	744	(74,114)	(5,321)	(4,744)	(319)
Class F-3	9,199	660	1,486	110	(10,273)	(736)	412	34
Class R-1	4,263	312	829	62	(9,052)	(663)	(3,960)	(289)
Class R-2	182,014	13,392	33,450	2,534	(279,941)	(20,623)	(64,477)	(4,697)
Class R-2E	69,626	5,078	12,046	908	(139,014)	(10,299)	(57,342)	(4,313)
Class R-3	339,748	24,662	62,017	4,645	(498,900)	(36,197)	(97,135)	(6,890)
Class R-4	358,997	25,738	67,944	5,044	(502,790)	(36,151)	(75,849)	(5,369)
Class R-5E	189,294	13,567	38,705	2,878	(332,366)	(23,913)	(104,367)	(7,468)
Class R-5	62,273	4,426	19,898	1,462	(154,122)	(10,941)	(71,951)	(5,053)
Class R-6	3,978,142	283,541	800,277	59,017	(3,522,457)	(250,659)	1,255,962	91,899
Total net increase (decrease)	$5,726,098	409,589	$1,191,997	88,189	$(6,151,190)	(440,636)	$766,905	57,142

Year ended October 31, 2022

Class A	$563,540	37,378	$242,847	15,093	$(589,398)	(39,514)	$216,989	12,957
Class C	30,906	2,112	14,064	891	(47,442)	(3,275)	(2,472)	(272)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,055	1,422	6,955	436	(25,237)	(1,693)	2,773	165
Class F-2	82,636	5,448	16,921	1,054	(68,985)	(4,629)	30,572	1,873
Class F-3	9,075	594	2,362	147	(5,861)	(387)	5,576	354
Class R-1	6,176	422	1,781	113	(8,298)	(560)	(341)	(25)
Class R-2	221,873	15,219	72,272	4,592	(327,310)	(22,393)	(33,165)	(2,582)
Class R-2E	68,828	4,739	25,485	1,612	(120,291)	(8,192)	(25,978)	(1,841)
Class R-3	416,850	28,077	129,204	8,121	(633,261)	(42,984)	(87,207)	(6,786)
Class R-4	417,706	27,722	141,103	8,786	(717,526)	(48,163)	(158,717)	(11,655)
Class R-5E	285,435	19,124	67,509	4,211	(268,292)	(17,962)	84,652	5,373
Class R-5	88,458	5,861	38,845	2,395	(174,872)	(11,543)	(47,569)	(3,287)
Class R-6	4,338,742	286,964	1,308,610	80,928	(3,245,220)	(217,428)	2,402,132	150,464
Total net increase (decrease)	$6,551,280	435,082	$2,067,958	128,379	$(6,231,993)	(418,723)	$2,387,245	144,738

Refer to the end of the tables for footnotes.

72	American Funds Target Date Retirement Series

2020 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$174,356	13,912	$86,843	7,113	$(385,801)	(30,788)	$(124,602)	(9,763)
Class C	9,185	747	3,976	331	(35,695)	(2,907)	(22,534)	(1,829)
Class T	—	—	—	—	—	—	—	—
Class F-1	9,524	768	1,865	154	(16,162)	(1,292)	(4,773)	(370)
Class F-2	28,311	2,255	6,127	503	(46,206)	(3,702)	(11,768)	(944)
Class F-3	10,657	854	691	57	(5,301)	(425)	6,047	486
Class R-1	1,038	84	273	23	(3,395)	(274)	(2,084)	(167)
Class R-2	74,350	6,055	15,655	1,303	(152,965)	(12,492)	(62,960)	(5,134)
Class R-2E	31,033	2,516	5,836	486	(66,373)	(5,405)	(29,504)	(2,403)
Class R-3	137,702	11,106	31,575	2,607	(286,065)	(23,047)	(116,788)	(9,334)
Class R-4	161,862	12,907	36,724	3,010	(292,217)	(23,417)	(93,631)	(7,500)
Class R-5E	87,467	7,011	20,558	1,691	(200,239)	(16,006)	(92,214)	(7,304)
Class R-5	21,066	1,669	9,981	811	(72,956)	(5,766)	(41,909)	(3,286)
Class R-6	1,809,653	143,740	412,442	33,641	(2,272,794)	(180,296)	(50,699)	(2,915)
Total net increase (decrease)	$2,556,204	203,624	$632,546	51,730	$(3,836,169)	(305,817)	$(647,419)	(50,463)

Year ended October 31, 2022

Class A	$277,704	20,447	$162,140	11,378	$(396,045)	(29,568)	$43,799	2,257
Class C	15,406	1,156	9,259	661	(33,591)	(2,578)	(8,926)	(761)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,010	532	3,626	256	(12,336)	(936)	(1,700)	(148)
Class F-2	36,942	2,742	11,119	782	(42,411)	(3,174)	5,650	350
Class F-3	5,653	412	1,228	86	(6,672)	(507)	209	(9)
Class R-1	1,815	141	646	46	(4,805)	(352)	(2,344)	(165)
Class R-2	92,658	7,033	35,737	2,551	(178,482)	(13,539)	(50,087)	(3,955)
Class R-2E	43,664	3,322	12,346	881	(69,212)	(5,256)	(13,202)	(1,053)
Class R-3	194,890	14,672	69,090	4,886	(378,778)	(28,566)	(114,798)	(9,008)
Class R-4	209,192	15,470	83,181	5,841	(488,156)	(36,492)	(195,783)	(15,181)
Class R-5E	137,242	10,212	38,046	2,682	(181,701)	(13,460)	(6,413)	(566)
Class R-5	55,071	3,932	21,477	1,496	(123,366)	(9,085)	(46,818)	(3,657)
Class R-6	2,170,885	160,723	724,843	50,653	(2,576,561)	(191,181)	319,167	20,195
Total net increase (decrease)	$3,248,132	240,794	$1,172,738	82,199	$(4,492,116)	(334,694)	$(71,246)	(11,701)

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	73

2015 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$52,016	4,486	$30,672	2,709	$(143,534)	(12,392)	$(60,846)	(5,197)
Class C	2,074	182	959	86	(12,256)	(1,077)	(9,223)	(809)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,595	138	418	37	(2,015)	(175)	(2)	— †
Class F-2	8,437	731	1,881	166	(12,345)	(1,070)	(2,027)	(173)
Class F-3	1,046	91	269	24	(874)	(76)	441	39
Class R-1	801	70	177	16	(1,394)	(123)	(416)	(37)
Class R-2	21,805	1,919	4,545	407	(45,847)	(4,031)	(19,497)	(1,705)
Class R-2E	10,984	964	1,846	166	(27,821)	(2,456)	(14,991)	(1,326)
Class R-3	37,796	3,292	10,039	893	(90,115)	(7,851)	(42,280)	(3,666)
Class R-4	41,165	3,572	8,970	793	(84,674)	(7,333)	(34,539)	(2,968)
Class R-5E	28,494	2,463	5,080	451	(58,105)	(5,022)	(24,531)	(2,108)
Class R-5	5,458	468	3,112	274	(19,245)	(1,648)	(10,675)	(906)
Class R-6	637,668	54,941	120,563	10,632	(763,945)	(65,761)	(5,714)	(188)
Total net increase (decrease)	$849,339	73,317	$188,531	16,654	$(1,262,170)	(109,015)	$(224,300)	(19,044)

Year ended October 31, 2022

Class A	$71,573	5,797	$49,488	3,789	$(147,520)	(12,026)	$(26,459)	(2,440)
Class C	3,325	273	1,903	148	(9,078)	(758)	(3,850)	(337)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,483	122	710	55	(3,234)	(273)	(1,041)	(96)
Class F-2	9,857	793	2,889	222	(11,217)	(912)	1,529	103
Class F-3	1,668	133	354	27	(2,275)	(184)	(253)	(24)
Class R-1	1,495	122	287	23	(1,553)	(129)	229	16
Class R-2	26,902	2,217	9,052	703	(61,139)	(5,055)	(25,185)	(2,135)
Class R-2E	14,181	1,175	3,390	264	(22,746)	(1,865)	(5,175)	(426)
Class R-3	60,050	4,893	18,094	1,395	(122,373)	(9,984)	(44,229)	(3,696)
Class R-4	56,490	4,605	16,222	1,243	(113,354)	(9,215)	(40,642)	(3,367)
Class R-5E	36,077	2,945	7,941	611	(65,959)	(5,233)	(21,941)	(1,677)
Class R-5	23,198	1,792	4,993	379	(22,630)	(1,819)	5,561	352
Class R-6	747,271	59,990	179,293	13,707	(799,862)	(64,800)	126,702	8,897
Total net increase (decrease)	$1,053,570	84,857	$294,616	22,566	$(1,382,940)	(112,253)	$(34,754)	(4,830)

Refer to the end of the tables for footnotes.

74	American Funds Target Date Retirement Series

2010 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$35,191	3,183	$18,649	1,720	$(97,441)	(8,801)	$(43,601)	(3,898)
Class C	1,760	163	624	58	(7,793)	(717)	(5,409)	(496)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,731	158	344	32	(2,137)	(194)	(62)	(4)
Class F-2	12,777	1,159	1,491	138	(13,038)	(1,183)	1,230	114
Class F-3	2,699	242	372	34	(3,534)	(319)	(463)	(43)
Class R-1	570	52	58	6	(218)	(20)	410	38
Class R-2	16,443	1,515	2,142	200	(27,677)	(2,543)	(9,092)	(828)
Class R-2E	11,439	1,048	1,501	141	(27,042)	(2,488)	(14,102)	(1,299)
Class R-3	33,336	3,037	6,184	573	(70,536)	(6,439)	(31,016)	(2,829)
Class R-4	44,878	4,059	7,579	700	(74,141)	(6,729)	(21,684)	(1,970)
Class R-5E	20,709	1,881	4,150	384	(50,815)	(4,619)	(25,956)	(2,354)
Class R-5	5,935	535	2,184	201	(16,331)	(1,465)	(8,212)	(729)
Class R-6	643,154	58,063	92,034	8,475	(740,195)	(66,692)	(5,007)	(154)
Total net increase (decrease)	$830,622	75,095	$137,312	12,662	$(1,130,898)	(102,209)	$(162,964)	(14,452)

Year ended October 31, 2022

Class A	$74,441	6,379	$23,987	1,947	$(104,112)	(8,958)	$(5,684)	(632)
Class C	4,638	398	973	80	(7,926)	(693)	(2,315)	(215)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,035	268	374	30	(2,306)	(202)	1,103	96
Class F-2	19,144	1,676	1,579	129	(14,488)	(1,267)	6,235	538
Class F-3	3,597	309	321	26	(1,304)	(113)	2,614	222
Class R-1	800	69	59	5	(452)	(40)	407	34
Class R-2	23,383	2,022	3,102	255	(32,255)	(2,813)	(5,770)	(536)
Class R-2E	23,811	2,025	2,283	188	(32,182)	(2,795)	(6,088)	(582)
Class R-3	55,677	4,788	8,351	682	(86,456)	(7,400)	(22,428)	(1,930)
Class R-4	60,238	5,122	11,156	906	(109,747)	(9,370)	(38,353)	(3,342)
Class R-5E	25,864	2,215	5,390	439	(35,480)	(3,044)	(4,226)	(390)
Class R-5	14,441	1,210	2,848	229	(19,505)	(1,622)	(2,216)	(183)
Class R-6	809,243	68,700	109,712	8,884	(738,860)	(63,119)	180,095	14,465
Total net increase (decrease)	$1,118,312	95,181	$170,135	13,800	$(1,185,073)	(101,436)	$103,374	7,545

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Target Date Retirement Series	75

Financial highlights

2065 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2023	$13.07	$.15	$.97	$1.12	$(.07)	$(.41)	$(.48)	$13.71	8.67%		$194		.39%		.39%		.77%		1.05%
10/31/2022	16.94	.11	(3.76)	(3.65)	(.09)	(.13)	(.22)	13.07	(21.75)		104		.39		.39		.76		.78
10/31/2021	12.66	.10	4.27	4.37	(.08)	(.01)	(.09)	16.94	34.61		54		.44		.40		.77		.60
10/31/2020[6,7]	10.00	.05	2.61	2.66	—	—	—	12.66	26.60	[8]	7		.60	[9]	.38	[9]	.75	[9]	.67	[9]
Class C:
10/31/2023	12.93	.04	.96	1.00	— [10]	(.41)	(.41)	13.52	7.91		14		1.10		1.10		1.48		.32
10/31/2022	16.80	.01	(3.73)	(3.72)	(.02)	(.13)	(.15)	12.93	(22.33)		7		1.09		1.09		1.46		.07
10/31/2021	12.63	(.01)	4.25	4.24	(.06)	(.01)	(.07)	16.80	33.63		4		1.12		1.09		1.46		(.09)
10/31/2020[6,7]	10.00	— [10]	2.63	2.63	—	—	—	12.63	26.30	[8]	—	[11]	1.17	[9]	1.00	[9]	1.37	[9]	—	[9,12]
Class T:
10/31/2023	13.15	.21	.95	1.16	(.09)	(.41)	(.50)	13.81	9.09	[13]	—	[11]	.06	[13]	.06	[13]	.44	[13]	1.47	[13]
10/31/2022	17.01	.17	(3.79)	(3.62)	(.11)	(.13)	(.24)	13.15	(21.57)[13]		—	[11]	.08	[13]	.08	[13]	.45	[13]	1.14	[13]
10/31/2021	12.69	.16	4.27	4.43	(.10)	(.01)	(.11)	17.01	35.01	[13]	—	[11]	.24	[13]	.11	[13]	.48	[13]	1.02	[13]
10/31/2020[6,7]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8,13]	—	[11]	.48	[9,13]	.02	[9,13]	.39	[9,13]	.94	[9,13]
Class F-1:
10/31/2023	13.09	.15	.98	1.13	(.07)	(.41)	(.48)	13.74	8.82		3		.37		.37		.75		1.08
10/31/2022	16.96	.12	(3.78)	(3.66)	(.08)	(.13)	(.21)	13.09	(21.83)		2		.37		.37		.74		.81
10/31/2021	12.68	.11	4.27	4.38	(.09)	(.01)	(.10)	16.96	34.73		1		.42		.37		.74		.67
10/31/2020[6,7]	10.00	.06	2.62	2.68	—	—	—	12.68	26.70	[8]	—	[11]	.47	[9]	.28	[9]	.65	[9]	.77	[9]
Class F-2:
10/31/2023	13.14	.19	.98	1.17	(.10)	(.41)	(.51)	13.80	9.11		13		.10		.10		.48		1.32
10/31/2022	17.01	.16	(3.78)	(3.62)	(.12)	(.13)	(.25)	13.14	(21.59)		6		.09		.09		.46		1.08
10/31/2021	12.69	.15	4.27	4.42	(.09)	(.01)	(.10)	17.01	34.99		3		.12		.10		.47		.91
10/31/2020[6,7]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8]	—	[11]	.27	[9]	.03	[9]	.40	[9]	.86	[9]
Class F-3:
10/31/2023	13.16	.21	.96	1.17	(.10)	(.41)	(.51)	13.82	9.17		1		.01		.01		.39		1.48
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13)	(.13)	(.26)	13.16	(21.49)		—	[11]	.01		.01		.38		1.18
10/31/2021	12.69	.17	4.27	4.44	(.10)	(.01)	(.11)	17.02	35.09		—	[11]	.10		.03		.40		1.08
10/31/2020[6,7]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8]	—	[11]	.30	[9]	—	[9,12]	.37	[9]	.99	[9]
Class R-1:
10/31/2023	13.01	.05	.96	1.01	—	(.41)	(.41)	13.61	7.93		1		1.09		1.09		1.47		.38
10/31/2022	16.91	.02	(3.76)	(3.74)	(.03)	(.13)	(.16)	13.01	(22.34)		1		1.08		1.08		1.45		.14
10/31/2021	12.69	(.04)	4.36	4.32	(.09)	(.01)	(.10)	16.91	34.17		1		1.06		1.06		1.43		(.22)
10/31/2020[6,7]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8,13]	—	[11]	.45	[9,13]	.06	[9,13]	.43	[9,13]	.90	[9,13]
Class R-2:
10/31/2023	12.93	.05	.95	1.00	—	(.41)	(.41)	13.52	7.90		103		1.11		1.11		1.49		.35
10/31/2022	16.78	.01	(3.73)	(3.72)	— [10]	(.13)	(.13)	12.93	(22.33)		60		1.11		1.11		1.48		.06
10/31/2021	12.61	(.01)	4.24	4.23	(.05)	(.01)	(.06)	16.78	33.62		38		1.17		1.12		1.49		(.05)
10/31/2020[6,7]	10.00	— [10]	2.61	2.61	—	—	—	12.61	26.10	[8]	7		1.31	[9]	1.11	[9]	1.48	[9]	(.04)[9]
Class R-2E:
10/31/2023	13.01	.09	.96	1.05	(.03)	(.41)	(.44)	13.62	8.24		12		.80		.80		1.18		.63
10/31/2022	16.87	.05	(3.75)	(3.70)	(.03)	(.13)	(.16)	13.01	(22.12)		6		.81		.81		1.18		.34
10/31/2021	12.64	.04	4.25	4.29	(.05)	(.01)	(.06)	16.87	34.02		3		.87		.82		1.19		.25
10/31/2020[6,7]	10.00	.02	2.62	2.64	—	—	—	12.64	26.40	[8]	1		1.01	[9]	.79	[9]	1.16	[9]	.27	[9]
Class R-3:
10/31/2023	13.03	.11	.96	1.07	(.04)	(.41)	(.45)	13.65	8.40		128		.66		.66		1.04		.78
10/31/2022	16.89	.07	(3.75)	(3.68)	(.05)	(.13)	(.18)	13.03	(22.00)		67		.66		.66		1.03		.51
10/31/2021	12.64	.05	4.27	4.32	(.06)	(.01)	(.07)	16.89	34.29		39		.72		.67		1.04		.34
10/31/2020[6,7]	10.00	.03	2.61	2.64	—	—	—	12.64	26.40	[8]	8		.91	[9]	.66	[9]	1.03	[9]	.45	[9]

Refer to the end of the tables for footnotes.

76	American Funds Target Date Retirement Series

Financial highlights (continued)

2065 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-4:
10/31/2023	$13.08	$.15	$.97	$1.12	$(.07)	$(.41)	$(.48)	$13.72	8.76%	$78	.36%		.36%		.74%		1.09%
10/31/2022	16.95	.12	(3.77)	(3.65)	(.09)	(.13)	(.22)	13.08	(21.81)	42	.36		.36		.73		.82
10/31/2021	12.67	.10	4.27	4.37	(.08)	(.01)	(.09)	16.95	34.63	24	.42		.38		.75		.65
10/31/2020[6,7]	10.00	.05	2.62	2.67	—	—	—	12.67	26.70 [8]	3	.57	[9]	.36	[9]	.73	[9]	.71	[9]
Class R-5E:
10/31/2023	13.13	.18	.97	1.15	(.09)	(.41)	(.50)	13.78	9.00	69	.16		.16		.54		1.27
10/31/2022	16.99	.14	(3.76)	(3.62)	(.11)	(.13)	(.24)	13.13	(21.60)	32	.16		.16		.53		1.01
10/31/2021	12.68	.14	4.27	4.41	(.09)	(.01)	(.10)	16.99	34.90	16	.22		.17		.54		.85
10/31/2020[6,7]	10.00	.07	2.61	2.68	—	—	—	12.68	26.80 [8]	3	.35	[9]	.17	[9]	.54	[9]	.99	[9]
Class R-5:
10/31/2023	13.15	.19	.97	1.16	(.10)	(.41)	(.51)	13.80	9.05	25	.06		.06		.44		1.38
10/31/2022	17.01	.16	(3.77)	(3.61)	(.12)	(.13)	(.25)	13.15	(21.53)	13	.06		.06		.43		1.11
10/31/2021	12.69	.16	4.26	4.42	(.09)	(.01)	(.10)	17.01	34.99	7	.12		.08		.45		.98
10/31/2020[6,7]	10.00	.08	2.61	2.69	—	—	—	12.69	26.90 [8]	1	.33	[9]	.07	[9]	.44	[9]	1.03	[9]
Class R-6:
10/31/2023	13.16	.20	.97	1.17	(.10)	(.41)	(.51)	13.82	9.17	1,045	.01		.01		.39		1.40
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13)	(.13)	(.26)	13.16	(21.49)	430	.01		.01		.38		1.15
10/31/2021	12.69	.15	4.29	4.44	(.10)	(.01)	(.11)	17.02	35.09	194	.07		.03		.40		.95
10/31/2020[6,7]	10.00	.09	2.60	2.69	—	—	—	12.69	26.90 [8]	14	.18	[9]	.04	[9]	.41	[9]	1.16	[9]

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2060 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income (loss) to average net assets
Class A:
10/31/2023	$13.81	$.16		$1.00	$1.16	$(.07)	$(.76)	$(.83)	$14.14	8.75%	$791		.35%		.73%		1.14%
10/31/2022	18.27	.14		(3.98)	(3.84)	(.13)	(.49)	(.62)	13.81	(21.77)	604		.34		.71		.88
10/31/2021	13.92	.13		4.62	4.75	(.09)	(.31)	(.40)	18.27	34.65	619		.34		.71		.77
10/31/2020	13.16	.15		1.05	1.20	(.10)	(.34)	(.44)	13.92	9.25	363		.38		.76		1.15
10/31/2019	12.14	.16		1.26	1.42	(.09)	(.31)	(.40)	13.16	12.22	232		.40		.79		1.27
Class C:
10/31/2023	13.53	.06		.98	1.04	—	(.76)	(.76)	13.81	7.95	82		1.09		1.47		.41
10/31/2022	17.92	.02		(3.91)	(3.89)	(.01)	(.49)	(.50)	13.53	(22.34)	67		1.08		1.45		.14
10/31/2021	13.68	.01		4.54	4.55	—	(.31)	(.31)	17.92	33.66	75		1.08		1.45		.04
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.43	49		1.11		1.49		.44
10/31/2019	11.96	.06		1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46	34		1.12		1.51		.51
Class T:
10/31/2023	13.88	.22		1.00	1.22	(.11)	(.76)	(.87)	14.23	9.12 [13]	—	[11]	.06	[13]	.44	[13]	1.49	[13]
10/31/2022	18.34	.18		(3.99)	(3.81)	(.16)	(.49)	(.65)	13.88	(21.55)[13]	—	[11]	.08	[13]	.45	[13]	1.15	[13]
10/31/2021	13.97	.17		4.62	4.79	(.11)	(.31)	(.42)	18.34	34.86 [13]	—	[11]	.15	[13]	.52	[13]	.99	[13]
10/31/2020	13.20	.19		1.05	1.24	(.13)	(.34)	(.47)	13.97	9.48 [13]	—	[11]	.16	[13]	.54	[13]	1.45	[13]
10/31/2019	12.16	.20		1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54 [13]	—	[11]	.16	[13]	.55	[13]	1.58	[13]
Class F-1:
10/31/2023	13.80	.17		.99	1.16	(.06)	(.76)	(.82)	14.14	8.75	33		.37		.75		1.15
10/31/2022	18.27	.13		(3.98)	(3.85)	(.13)	(.49)	(.62)	13.80	(21.83)	30		.38		.75		.84
10/31/2021	13.93	.12		4.62	4.74	(.09)	(.31)	(.40)	18.27	34.57	31		.37		.74		.73
10/31/2020	13.17	.15		1.05	1.20	(.10)	(.34)	(.44)	13.93	9.24	15		.38		.76		1.15
10/31/2019	12.15	.15		1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26	9		.39		.78		1.23
Class F-2:
10/31/2023	13.91	.20		1.00	1.20	(.10)	(.76)	(.86)	14.25	9.01	58		.10		.48		1.40
10/31/2022	18.39	.17		(3.99)	(3.82)	(.17)	(.49)	(.66)	13.91	(21.57)	48		.09		.46		1.12
10/31/2021	14.00	.17		4.65	4.82	(.12)	(.31)	(.43)	18.39	35.02	55		.09		.46		1.00
10/31/2020	13.23	.19		1.05	1.24	(.13)	(.34)	(.47)	14.00	9.52	29		.10		.48		1.41
10/31/2019	12.20	.18		1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50	17		.12		.51		1.46
Class F-3:
10/31/2023	13.89	.20		1.02	1.22	(.12)	(.76)	(.88)	14.23	9.13	10		.01		.39		1.35
10/31/2022	18.36	.18		(3.98)	(3.80)	(.18)	(.49)	(.67)	13.89	(21.49)	4		.01		.38		1.20
10/31/2021	13.98	.18		4.64	4.82	(.13)	(.31)	(.44)	18.36	35.08	3		.01		.38		1.07
10/31/2020	13.21	.17		1.08	1.25	(.14)	(.34)	(.48)	13.98	9.59	1		.02		.40		1.27
10/31/2019	12.17	.22		1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69	6		.03		.42		1.77
Class R-1:
10/31/2023	13.56	.05		.99	1.04	—	(.76)	(.76)	13.84	7.94	7		1.11		1.49		.37
10/31/2022	17.98	.01		(3.92)	(3.91)	(.02)	(.49)	(.51)	13.56	(22.36)	6		1.10		1.47		.09
10/31/2021	13.74	—	[10]	4.56	4.56	(.01)	(.31)	(.32)	17.98	33.60	6		1.11		1.48		(.01)
10/31/2020	13.01	.04		1.04	1.08	(.01)	(.34)	(.35)	13.74	8.40	3		1.14		1.52		.28
10/31/2019	12.01	.07		1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47	1		1.10		1.49		.60
Class R-2:
10/31/2023	13.52	.06		.98	1.04	—	(.76)	(.76)	13.80	7.96	326		1.11		1.49		.40
10/31/2022	17.91	.02		(3.92)	(3.90)	— [10]	(.49)	(.49)	13.52	(22.38)	269		1.11		1.48		.11
10/31/2021	13.68	—	[10]	4.54	4.54	—	(.31)	(.31)	17.91	33.58	304		1.11		1.48		.02
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.42	204		1.12		1.50		.44
10/31/2019	11.96	.07		1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44	148		1.13		1.52		.53
Class R-2E:
10/31/2023	13.63	.10		.99	1.09	(.01)	(.76)	(.77)	13.95	8.27	76		.81		1.19		.72
10/31/2022	18.05	.06		(3.94)	(3.88)	(.05)	(.49)	(.54)	13.63	(22.14)	61		.81		1.18		.42
10/31/2021	13.77	.05		4.58	4.63	(.04)	(.31)	(.35)	18.05	34.05	68		.81		1.18		.30
10/31/2020	13.04	.09		1.04	1.13	(.06)	(.34)	(.40)	13.77	8.74	40		.82		1.20		.71
10/31/2019	12.04	.10		1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75	27		.83		1.22		.79

Refer to the end of the tables for footnotes.

78	American Funds Target Date Retirement Series

Financial highlights (continued)

2060 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Class R-3:
10/31/2023	$13.68	$.12	$1.00	$1.12	$(.03)	$(.76)	$(.79)	$14.01	8.48%	$483	.66%	1.04%	.84%
10/31/2022	18.12	.09	(3.96)	(3.87)	(.08)	(.49)	(.57)	13.68	(22.07)	368	.66	1.03	.56
10/31/2021	13.82	.08	4.58	4.66	(.05)	(.31)	(.36)	18.12	34.22	383	.66	1.03	.45
10/31/2020	13.08	.11	1.04	1.15	(.07)	(.34)	(.41)	13.82	8.91	236	.67	1.05	.86
10/31/2019	12.07	.12	1.26	1.38	(.06)	(.31)	(.37)	13.08	11.91	158	.68	1.07	.96
Class R-4:
10/31/2023	13.81	.16	1.01	1.17	(.07)	(.76)	(.83)	14.15	8.78	438	.36	.74	1.13
10/31/2022	18.27	.13	(3.98)	(3.85)	(.12)	(.49)	(.61)	13.81	(21.79)	327	.36	.73	.87
10/31/2021	13.92	.12	4.62	4.74	(.08)	(.31)	(.39)	18.27	34.57	381	.36	.73	.73
10/31/2020	13.16	.16	1.04	1.20	(.10)	(.34)	(.44)	13.92	9.27	285	.37	.75	1.17
10/31/2019	12.13	.16	1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30	190	.38	.77	1.25
Class R-5E:
10/31/2023	13.85	.19	1.00	1.19	(.10)	(.76)	(.86)	14.18	8.92	289	.16	.54	1.33
10/31/2022	18.31	.16	(3.98)	(3.82)	(.15)	(.49)	(.64)	13.85	(21.61)	207	.16	.53	1.04
10/31/2021	13.95	.16	4.63	4.79	(.12)	(.31)	(.43)	18.31	34.87	187	.16	.53	.95
10/31/2020	13.18	.19	1.05	1.24	(.13)	(.34)	(.47)	13.95	9.50	116	.17	.55	1.41
10/31/2019	12.16	.18	1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43	75	.17	.56	1.39
Class R-5:
10/31/2023	13.94	.21	1.00	1.21	(.11)	(.76)	(.87)	14.28	9.03	113	.06	.44	1.45
10/31/2022	18.42	.18	(4.00)	(3.82)	(.17)	(.49)	(.66)	13.94	(21.51)	95	.06	.43	1.16
10/31/2021	14.03	.18	4.65	4.83	(.13)	(.31)	(.44)	18.42	34.97	106	.06	.43	1.05
10/31/2020	13.25	.20	1.06	1.26	(.14)	(.34)	(.48)	14.03	9.60	66	.07	.45	1.51
10/31/2019	12.21	.20	1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59	48	.08	.47	1.61
Class R-6:
10/31/2023	13.95	.21	1.02	1.23	(.12)	(.76)	(.88)	14.30	9.16	6,309	.01	.39	1.46
10/31/2022	18.44	.19	(4.01)	(3.82)	(.18)	(.49)	(.67)	13.95	(21.51)	4,166	.01	.38	1.20
10/31/2021	14.04	.19	4.65	4.84	(.13)	(.31)	(.44)	18.44	35.07	3,763	.01	.38	1.09
10/31/2020	13.26	.20	1.06	1.26	(.14)	(.34)	(.48)	14.04	9.64	1,888	.02	.40	1.48
10/31/2019	12.22	.20	1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64	1,069	.03	.42	1.57

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2055 Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$20.52	$.25		$1.46	$1.71	$(.12)	$(1.25)	$(1.37)	$20.86	8.70%	$1,253		.35%		.72%		1.16%
10/31/2022	27.25	.21		(5.85)	(5.64)	(.17)	(.92)	(1.09)	20.52	(21.58)	1,023		.33		.70		.89
10/31/2021	20.85	.20		6.90	7.10	(.15)	(.55)	(.70)	27.25	34.62	1,143		.33		.70		.79
10/31/2020	19.83	.24		1.58	1.82	(.17)	(.63)	(.80)	20.85	9.27	752		.35		.73		1.21
10/31/2019	18.45	.25		1.88	2.13	(.15)	(.60)	(.75)	19.83	12.31	581		.36		.75		1.33
Class C:
10/31/2023	19.99	.09		1.43	1.52	—	(1.25)	(1.25)	20.26	7.92	97		1.08		1.45		.44
10/31/2022	26.59	.04		(5.72)	(5.68)	—	(.92)	(.92)	19.99	(22.15)	86		1.07		1.44		.16
10/31/2021	20.39	.01		6.75	6.76	(.01)	(.55)	(.56)	26.59	33.59	103		1.07		1.44		.05
10/31/2020	19.42	.09		1.55	1.64	(.04)	(.63)	(.67)	20.39	8.51	71		1.09		1.47		.48
10/31/2019	18.09	.11		1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43	57		1.11		1.50		.58
Class T:
10/31/2023	20.58	.32		1.46	1.78	(.17)	(1.25)	(1.42)	20.94	9.05 [13]	—	[11]	.06	[13]	.43	[13]	1.51	[13]
10/31/2022	27.30	.27		(5.85)	(5.58)	(.22)	(.92)	(1.14)	20.58	(21.36)[13]	—	[11]	.08	[13]	.45	[13]	1.16	[13]
10/31/2021	20.89	.25		6.89	7.14	(.18)	(.55)	(.73)	27.30	34.80 [13]	—	[11]	.14	[13]	.51	[13]	1.00	[13]
10/31/2020	19.85	.29		1.58	1.87	(.20)	(.63)	(.83)	20.89	9.56 [13]	—	[11]	.15	[13]	.53	[13]	1.46	[13]
10/31/2019	18.47	.30		1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52 [13]	—	[11]	.14	[13]	.53	[13]	1.60	[13]
Class F-1:
10/31/2023	20.37	.25		1.44	1.69	(.10)	(1.25)	(1.35)	20.71	8.69	51		.37		.74		1.16
10/31/2022	27.06	.20		(5.80)	(5.60)	(.17)	(.92)	(1.09)	20.37	(21.61)	46		.38		.75		.86
10/31/2021	20.73	.19		6.84	7.03	(.15)	(.55)	(.70)	27.06	34.49	56		.37		.74		.74
10/31/2020	19.71	.23		1.58	1.81	(.16)	(.63)	(.79)	20.73	9.30	34		.37		.75		1.17
10/31/2019	18.36	.25		1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24	22		.38		.77		1.33
Class F-2:
10/31/2023	20.57	.30		1.46	1.76	(.17)	(1.25)	(1.42)	20.91	8.94	71		.10		.47		1.42
10/31/2022	27.30	.26		(5.84)	(5.58)	(.23)	(.92)	(1.15)	20.57	(21.36)	56		.09		.46		1.13
10/31/2021	20.89	.26		6.90	7.16	(.20)	(.55)	(.75)	27.30	34.89	58		.09		.46		1.02
10/31/2020	19.85	.29		1.59	1.88	(.21)	(.63)	(.84)	20.89	9.61	33		.10		.48		1.47
10/31/2019	18.48	.29		1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55	24		.10		.49		1.55
Class F-3:
10/31/2023	20.61	.33		1.46	1.79	(.18)	(1.25)	(1.43)	20.97	9.13	12		.01		.38		1.53
10/31/2022	27.36	.28		(5.86)	(5.58)	(.25)	(.92)	(1.17)	20.61	(21.33)	10		.01		.38		1.22
10/31/2021	20.93	.28		6.91	7.19	(.21)	(.55)	(.76)	27.36	35.00	12		.01		.38		1.10
10/31/2020	19.89	.31		1.59	1.90	(.23)	(.63)	(.86)	20.93	9.67	7		.01		.39		1.57
10/31/2019	18.51	.32		1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65	6		.02		.41		1.70
Class R-1:
10/31/2023	19.86	.08		1.42	1.50	—	(1.25)	(1.25)	20.11	7.87	11		1.10		1.47		.41
10/31/2022	26.43	.03		(5.68)	(5.65)	—	(.92)	(.92)	19.86	(22.17)	9		1.10		1.47		.13
10/31/2021	20.31	—	[10]	6.72	6.72	(.05)	(.55)	(.60)	26.43	33.58	11		1.11		1.48		.01
10/31/2020	19.34	.08		1.54	1.62	(.02)	(.63)	(.65)	20.31	8.44	5		1.14		1.52		.42
10/31/2019	18.03	.10		1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36	4		1.14		1.53		.57
Class R-2:
10/31/2023	19.90	.09		1.42	1.51	—	(1.25)	(1.25)	20.16	7.90	559		1.11		1.48		.42
10/31/2022	26.49	.03		(5.70)	(5.67)	—	(.92)	(.92)	19.90	(22.20)	488		1.11		1.48		.13
10/31/2021	20.32	.01		6.71	6.72	— [10]	(.55)	(.55)	26.49	33.53	601		1.10		1.47		.03
10/31/2020	19.35	.09		1.54	1.63	(.03)	(.63)	(.66)	20.32	8.49	438		1.12		1.50		.48
10/31/2019	18.02	.11		1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42	379		1.11		1.50		.60
Class R-2E:
10/31/2023	20.09	.15		1.43	1.58	(.01)	(1.25)	(1.26)	20.41	8.22	135		.81		1.18		.74
10/31/2022	26.71	.10		(5.74)	(5.64)	(.06)	(.92)	(.98)	20.09	(21.95)	117		.81		1.18		.42
10/31/2021	20.47	.08		6.77	6.85	(.06)	(.55)	(.61)	26.71	33.96	144		.81		1.18		.32
10/31/2020	19.50	.15		1.55	1.70	(.10)	(.63)	(.73)	20.47	8.79	98		.81		1.19		.75
10/31/2019	18.17	.15		1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81	74		.81		1.20		.83

Refer to the end of the tables for footnotes.

80	American Funds Target Date Retirement Series

Financial highlights (continued)

2055 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income to average net assets
Class R-3:
10/31/2023	$20.22	$.18	$1.45	$1.63	$(.05)	$(1.25)	$(1.30)	$20.55	8.40%	$828	.66%	1.03%	.86%
10/31/2022	26.87	.13	(5.77)	(5.64)	(.09)	(.92)	(1.01)	20.22	(21.83)	701	.66	1.03	.57
10/31/2021	20.59	.12	6.79	6.91	(.08)	(.55)	(.63)	26.87	34.11	823	.66	1.03	.47
10/31/2020	19.59	.18	1.56	1.74	(.11)	(.63)	(.74)	20.59	8.98	578	.67	1.05	.91
10/31/2019	18.24	.19	1.86	2.05	(.10)	(.60)	(.70)	19.59	11.92	478	.67	1.06	1.03
Class R-4:
10/31/2023	20.48	.25	1.46	1.71	(.11)	(1.25)	(1.36)	20.83	8.71	855	.36	.73	1.16
10/31/2022	27.19	.20	(5.83)	(5.63)	(.16)	(.92)	(1.08)	20.48	(21.59)	710	.36	.73	.88
10/31/2021	20.81	.19	6.87	7.06	(.13)	(.55)	(.68)	27.19	34.50	925	.36	.73	.75
10/31/2020	19.78	.24	1.59	1.83	(.17)	(.63)	(.80)	20.81	9.34	804	.36	.74	1.22
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27	653	.36	.75	1.30
Class R-5E:
10/31/2023	20.48	.29	1.45	1.74	(.15)	(1.25)	(1.40)	20.82	8.91	465	.16	.53	1.36
10/31/2022	27.19	.25	(5.83)	(5.58)	(.21)	(.92)	(1.13)	20.48	(21.43)	372	.15	.52	1.07
10/31/2021	20.81	.24	6.88	7.12	(.19)	(.55)	(.74)	27.19	34.81	403	.16	.53	.96
10/31/2020	19.78	.29	1.57	1.86	(.20)	(.63)	(.83)	20.81	9.53	291	.16	.54	1.46
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48	228	.16	.55	1.50
Class R-5:
10/31/2023	20.75	.32	1.47	1.79	(.17)	(1.25)	(1.42)	21.12	9.05	246	.06	.43	1.48
10/31/2022	27.54	.27	(5.90)	(5.63)	(.24)	(.92)	(1.16)	20.75	(21.38)	220	.06	.43	1.16
10/31/2021	21.06	.27	6.96	7.23	(.20)	(.55)	(.75)	27.54	34.97	294	.06	.43	1.07
10/31/2020	20.00	.32	1.59	1.91	(.22)	(.63)	(.85)	21.06	9.66	203	.06	.44	1.60
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58	209	.07	.46	1.67
Class R-6:
10/31/2023	20.79	.32	1.47	1.79	(.18)	(1.25)	(1.43)	21.15	9.04	11,403	.01	.38	1.49
10/31/2022	27.58	.28	(5.90)	(5.62)	(.25)	(.92)	(1.17)	20.79	(21.30)	8,298	.01	.38	1.21
10/31/2021	21.09	.28	6.97	7.25	(.21)	(.55)	(.76)	27.58	35.03	8,209	.01	.38	1.10
10/31/2020	20.03	.31	1.61	1.92	(.23)	(.63)	(.86)	21.09	9.70	4,709	.01	.39	1.51
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62	3,140	.02	.41	1.62

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$16.47	$.21	$1.11	$1.32	$(.12)	$(1.00)	$(1.12)	$16.67	8.37%	$1,921		.34%		.71%		1.26%
10/31/2022	21.72	.18	(4.53)	(4.35)	(.15)	(.75)	(.90)	16.47	(20.90)	1,654		.33		.70		.96
10/31/2021	16.67	.16	5.48	5.64	(.12)	(.47)	(.59)	21.72	34.41	1,931		.33		.69		.82
10/31/2020	15.88	.20	1.27	1.47	(.14)	(.54)	(.68)	16.67	9.36	1,334		.34		.72		1.24
10/31/2019	14.83	.20	1.50	1.70	(.13)	(.52)	(.65)	15.88	12.23	1,109		.36		.75		1.34
Class C:
10/31/2023	15.99	.09	1.07	1.16	—	(1.00)	(1.00)	16.15	7.55	142		1.08		1.45		.53
10/31/2022	21.12	.04	(4.41)	(4.37)	(.01)	(.75)	(.76)	15.99	(21.48)	133		1.07		1.44		.22
10/31/2021	16.25	.01	5.33	5.34	— [10]	(.47)	(.47)	21.12	33.36	160		1.07		1.43		.07
10/31/2020	15.51	.08	1.24	1.32	(.04)	(.54)	(.58)	16.25	8.57	113		1.09		1.47		.48
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47	91		1.10		1.49		.59
Class T:
10/31/2023	16.51	.27	1.11	1.38	(.16)	(1.00)	(1.16)	16.73	8.76 [13]	—	[11]	.06	[13]	.43	[13]	1.59	[13]
10/31/2022	21.76	.23	(4.54)	(4.31)	(.19)	(.75)	(.94)	16.51	(20.72)[13]	—	[11]	.08	[13]	.45	[13]	1.23	[13]
10/31/2021	16.70	.20	5.48	5.68	(.15)	(.47)	(.62)	21.76	34.61 [13]	—	[11]	.14	[13]	.50	[13]	1.02	[13]
10/31/2020	15.90	.23	1.28	1.51	(.17)	(.54)	(.71)	16.70	9.62 [13]	—	[11]	.15	[13]	.53	[13]	1.46	[13]
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52 [13]	—	[11]	.14	[13]	.53	[13]	1.60	[13]
Class F-1:
10/31/2023	16.33	.21	1.10	1.31	(.11)	(1.00)	(1.11)	16.53	8.38	76		.37		.74		1.25
10/31/2022	21.55	.17	(4.49)	(4.32)	(.15)	(.75)	(.90)	16.33	(20.95)	73		.38		.75		.92
10/31/2021	16.56	.15	5.43	5.58	(.12)	(.47)	(.59)	21.55	34.28	86		.37		.73		.76
10/31/2020	15.78	.19	1.27	1.46	(.14)	(.54)	(.68)	16.56	9.35	49		.37		.75		1.18
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27	34		.38		.77		1.30
Class F-2:
10/31/2023	16.49	.26	1.10	1.36	(.16)	(1.00)	(1.16)	16.69	8.63	107		.10		.47		1.50
10/31/2022	21.74	.22	(4.52)	(4.30)	(.20)	(.75)	(.95)	16.49	(20.70)	88		.09		.46		1.20
10/31/2021	16.68	.21	5.48	5.69	(.16)	(.47)	(.63)	21.74	34.74	97		.09		.45		1.05
10/31/2020	15.89	.23	1.28	1.51	(.18)	(.54)	(.72)	16.68	9.61	60		.09		.47		1.46
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60	44		.10		.49		1.52
Class F-3:
10/31/2023	16.54	.27	1.11	1.38	(.17)	(1.00)	(1.17)	16.75	8.77	14		.01		.38		1.61
10/31/2022	21.80	.24	(4.53)	(4.29)	(.22)	(.75)	(.97)	16.54	(20.63)	13		.01		.38		1.28
10/31/2021	16.73	.22	5.49	5.71	(.17)	(.47)	(.64)	21.80	34.78	12		.01		.37		1.07
10/31/2020	15.93	.30	1.23	1.53	(.19)	(.54)	(.73)	16.73	9.74	4		.01		.39		1.87
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66	9		.01		.40		1.56
Class R-1:
10/31/2023	15.98	.08	1.08	1.16	—	(1.00)	(1.00)	16.14	7.56	18		1.10		1.47		.50
10/31/2022	21.11	.04	(4.42)	(4.38)	— [10]	(.75)	(.75)	15.98	(21.52)	16		1.10		1.47		.20
10/31/2021	16.24	.01	5.34	5.35	(.01)	(.47)	(.48)	21.11	33.40	21		1.11		1.47		.05
10/31/2020	15.49	.07	1.23	1.30	(.01)	(.54)	(.55)	16.24	8.46	14		1.14		1.52		.44
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46	12		1.13		1.52		.58
Class R-2:
10/31/2023	15.97	.08	1.09	1.17	—	(1.00)	(1.00)	16.14	7.62	799		1.11		1.48		.51
10/31/2022	21.10	.04	(4.42)	(4.38)	—	(.75)	(.75)	15.97	(21.54)	726		1.11		1.48		.19
10/31/2021	16.23	.01	5.33	5.34	— [10]	(.47)	(.47)	21.10	33.36	902		1.10		1.46		.06
10/31/2020	15.49	.07	1.24	1.31	(.03)	(.54)	(.57)	16.23	8.52	680		1.11		1.49		.48
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40	598		1.11		1.50		.61
Class R-2E:
10/31/2023	16.10	.14	1.09	1.23	(.04)	(1.00)	(1.04)	16.29	7.93	201		.81		1.18		.82
10/31/2022	21.26	.09	(4.44)	(4.35)	(.06)	(.75)	(.81)	16.10	(21.30)	180		.81		1.18		.49
10/31/2021	16.34	.07	5.36	5.43	(.04)	(.47)	(.51)	21.26	33.77	229		.81		1.17		.34
10/31/2020	15.59	.12	1.25	1.37	(.08)	(.54)	(.62)	16.34	8.85	163		.81		1.19		.77
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70	136		.81		1.20		.86

Refer to the end of the tables for footnotes.

82	American Funds Target Date Retirement Series

Financial highlights (continued)

2050 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income to average net assets
Class R-3:
10/31/2023	$16.21	$.16	$1.09	$1.25	$(.06)	$(1.00)	$(1.06)	$16.40	8.06%	$1,286	.66%	1.03%	.95%
10/31/2022	21.40	.12	(4.47)	(4.35)	(.09)	(.75)	(.84)	16.21	(21.19)	1,127	.66	1.03	.64
10/31/2021	16.44	.10	5.40	5.50	(.07)	(.47)	(.54)	21.40	33.97	1,362	.66	1.02	.50
10/31/2020	15.68	.15	1.24	1.39	(.09)	(.54)	(.63)	16.44	8.98	1,017	.66	1.04	.93
10/31/2019	14.64	.16	1.48	1.64	(.08)	(.52)	(.60)	15.68	11.93	896	.66	1.05	1.04
Class R-4:
10/31/2023	16.43	.21	1.10	1.31	(.11)	(1.00)	(1.11)	16.63	8.33	1,241	.36	.73	1.25
10/31/2022	21.66	.18	(4.52)	(4.34)	(.14)	(.75)	(.89)	16.43	(20.90)	1,082	.36	.73	.95
10/31/2021	16.62	.15	5.46	5.61	(.10)	(.47)	(.57)	21.66	34.35	1,482	.36	.72	.77
10/31/2020	15.84	.20	1.26	1.46	(.14)	(.54)	(.68)	16.62	9.32	1,306	.36	.74	1.23
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31	1,113	.36	.75	1.32
Class R-5E:
10/31/2023	16.43	.25	1.10	1.35	(.15)	(1.00)	(1.15)	16.63	8.59	693	.16	.53	1.45
10/31/2022	21.67	.21	(4.51)	(4.30)	(.19)	(.75)	(.94)	16.43	(20.79)	584	.15	.52	1.13
10/31/2021	16.63	.20	5.46	5.66	(.15)	(.47)	(.62)	21.67	34.65	635	.15	.51	.99
10/31/2020	15.84	.23	1.27	1.50	(.17)	(.54)	(.71)	16.63	9.58	500	.16	.54	1.47
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45	423	.16	.55	1.46
Class R-5:
10/31/2023	16.66	.27	1.11	1.38	(.16)	(1.00)	(1.16)	16.88	8.70	327	.06	.43	1.57
10/31/2022	21.96	.23	(4.57)	(4.34)	(.21)	(.75)	(.96)	16.66	(20.70)	315	.06	.43	1.24
10/31/2021	16.84	.22	5.53	5.75	(.16)	(.47)	(.63)	21.96	34.79	434	.06	.42	1.10
10/31/2020	16.03	.26	1.27	1.53	(.18)	(.54)	(.72)	16.84	9.68	317	.06	.44	1.61
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58	351	.06	.45	1.69
Class R-6:
10/31/2023	16.61	.27	1.11	1.38	(.17)	(1.00)	(1.17)	16.82	8.73	16,836	.01	.38	1.58
10/31/2022	21.89	.24	(4.55)	(4.31)	(.22)	(.75)	(.97)	16.61	(20.64)	13,000	.01	.38	1.28
10/31/2021	16.79	.23	5.51	5.74	(.17)	(.47)	(.64)	21.89	34.84	13,630	.01	.37	1.12
10/31/2020	15.98	.25	1.29	1.54	(.19)	(.54)	(.73)	16.79	9.76	8,138	.01	.39	1.53
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61	5,959	.01	.40	1.63

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$16.80	$.24	$1.05	$1.29	$(.14)	$(.95)	$(1.09)	$17.00	8.01%	$2,120		.34%		.70%		1.35%
10/31/2022	21.99	.20	(4.41)	(4.21)	(.15)	(.83)	(.98)	16.80	(20.08)	1,843		.33		.69		1.06
10/31/2021	16.96	.18	5.46	5.64	(.14)	(.47)	(.61)	21.99	33.82	2,142		.32		.68		.89
10/31/2020	16.20	.21	1.25	1.46	(.16)	(.54)	(.70)	16.96	9.14	1,507		.34		.72		1.29
10/31/2019	15.13	.21	1.53	1.74	(.14)	(.53)	(.67)	16.20	12.30	1,254		.35		.74		1.40
Class C:
10/31/2023	16.33	.11	1.03	1.14	(.01)	(.95)	(.96)	16.51	7.26	146		1.08		1.44		.62
10/31/2022	21.41	.06	(4.30)	(4.24)	(.01)	(.83)	(.84)	16.33	(20.67)	138		1.07		1.43		.32
10/31/2021	16.55	.03	5.32	5.35	(.02)	(.47)	(.49)	21.41	32.80	166		1.07		1.43		.15
10/31/2020	15.83	.09	1.22	1.31	(.05)	(.54)	(.59)	16.55	8.39	117		1.09		1.47		.55
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43	98		1.10		1.49		.63
Class T:
10/31/2023	16.84	.29	1.05	1.34	(.18)	(.95)	(1.13)	17.05	8.34 [13]	—	[11]	.06	[13]	.42	[13]	1.68	[13]
10/31/2022	22.03	.25	(4.42)	(4.17)	(.19)	(.83)	(1.02)	16.84	(19.90)[13]	—	[11]	.08	[13]	.44	[13]	1.32	[13]
10/31/2021	16.98	.22	5.47	5.69	(.17)	(.47)	(.64)	22.03	34.12 [13]	—	[11]	.14	[13]	.50	[13]	1.09	[13]
10/31/2020	16.21	.25	1.25	1.50	(.19)	(.54)	(.73)	16.98	9.39 [13]	—	[11]	.15	[13]	.53	[13]	1.52	[13]
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45 [13]	—	[11]	.14	[13]	.53	[13]	1.65	[13]
Class F-1:
10/31/2023	16.67	.23	1.04	1.27	(.13)	(.95)	(1.08)	16.86	7.97	95		.37		.73		1.34
10/31/2022	21.83	.19	(4.37)	(4.18)	(.15)	(.83)	(.98)	16.67	(20.12)	88		.38		.74		1.01
10/31/2021	16.85	.17	5.42	5.59	(.14)	(.47)	(.61)	21.83	33.76	99		.37		.73		.83
10/31/2020	16.09	.20	1.25	1.45	(.15)	(.54)	(.69)	16.85	9.18	57		.37		.75		1.24
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19	43		.38		.77		1.34
Class F-2:
10/31/2023	16.83	.28	1.06	1.34	(.18)	(.95)	(1.13)	17.04	8.33	133		.10		.46		1.59
10/31/2022	22.03	.24	(4.41)	(4.17)	(.20)	(.83)	(1.03)	16.83	(19.91)	114		.09		.45		1.29
10/31/2021	16.99	.23	5.46	5.69	(.18)	(.47)	(.65)	22.03	34.11	127		.09		.45		1.11
10/31/2020	16.22	.25	1.26	1.51	(.20)	(.54)	(.74)	16.99	9.44	77		.10		.48		1.54
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55	58		.10		.49		1.59
Class F-3:
10/31/2023	16.86	.29	1.07	1.36	(.20)	(.95)	(1.15)	17.07	8.42	12		.01		.37		1.69
10/31/2022	22.06	.26	(4.41)	(4.15)	(.22)	(.83)	(1.05)	16.86	(19.83)	9		.01		.37		1.39
10/31/2021	17.01	.24	5.47	5.71	(.19)	(.47)	(.66)	22.06	34.22	11		.01		.37		1.17
10/31/2020	16.23	.25	1.28	1.53	(.21)	(.54)	(.75)	17.01	9.57	5		.01		.39		1.54
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59	3		.01		.40		1.73
Class R-1:
10/31/2023	16.29	.10	1.04	1.14	(.01)	(.95)	(.96)	16.47	7.25	26		1.10		1.46		.59
10/31/2022	21.37	.05	(4.29)	(4.24)	(.01)	(.83)	(.84)	16.29	(20.71)	22		1.10		1.46		.29
10/31/2021	16.53	.02	5.32	5.34	(.03)	(.47)	(.50)	21.37	32.79	28		1.11		1.47		.11
10/31/2020	15.81	.07	1.23	1.30	(.04)	(.54)	(.58)	16.53	8.30	17		1.13		1.51		.47
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34	13		1.13		1.52		.62
Class R-2:
10/31/2023	16.24	.10	1.03	1.13	(.01)	(.95)	(.96)	16.41	7.20	1,000		1.10		1.46		.60
10/31/2022	21.29	.05	(4.27)	(4.22)	—	(.83)	(.83)	16.24	(20.68)	914		1.11		1.47		.29
10/31/2021	16.46	.02	5.29	5.31	(.01)	(.47)	(.48)	21.29	32.75	1,130		1.10		1.46		.12
10/31/2020	15.75	.09	1.20	1.29	(.04)	(.54)	(.58)	16.46	8.30	859		1.11		1.49		.55
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43	784		1.11		1.50		.66
Class R-2E:
10/31/2023	16.43	.17	1.02	1.19	(.05)	(.95)	(1.00)	16.62	7.56	244		.81		1.17		1.00
10/31/2022	21.53	.11	(4.32)	(4.21)	(.06)	(.83)	(.89)	16.43	(20.45)	272		.81		1.17		.59
10/31/2021	16.63	.08	5.35	5.43	(.06)	(.47)	(.53)	21.53	33.16	339		.81		1.17		.41
10/31/2020	15.90	.13	1.23	1.36	(.09)	(.54)	(.63)	16.63	8.68	241		.81		1.19		.83
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73	212		.81		1.20		.91

Refer to the end of the tables for footnotes.

84	American Funds Target Date Retirement Series

Financial highlights (continued)

2045 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income to average net assets
Class R-3:
10/31/2023	$16.53	$.18	$1.04	$1.22	$(.08)	$(.95)	$(1.03)	$16.72	7.70%	$1,429	.66%	1.02%	1.04%
10/31/2022	21.65	.14	(4.35)	(4.21)	(.08)	(.83)	(.91)	16.53	(20.34)	1,273	.66	1.02	.73
10/31/2021	16.71	.11	5.38	5.49	(.08)	(.47)	(.55)	21.65	33.41	1,546	.66	1.02	.56
10/31/2020	15.97	.16	1.23	1.39	(.11)	(.54)	(.65)	16.71	8.83	1,143	.66	1.04	.99
10/31/2019	14.93	.17	1.49	1.66	(.09)	(.53)	(.62)	15.97	11.86	1,027	.66	1.05	1.10
Class R-4:
10/31/2023	16.77	.23	1.05	1.28	(.13)	(.95)	(1.08)	16.97	7.98	1,394	.36	.72	1.34
10/31/2022	21.94	.20	(4.40)	(4.20)	(.14)	(.83)	(.97)	16.77	(20.08)	1,225	.36	.72	1.04
10/31/2021	16.91	.17	5.45	5.62	(.12)	(.47)	(.59)	21.94	33.82	1,623	.36	.72	.84
10/31/2020	16.15	.21	1.24	1.45	(.15)	(.54)	(.69)	16.91	9.15	1,544	.36	.74	1.29
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23	1,363	.36	.75	1.37
Class R-5E:
10/31/2023	16.76	.27	1.05	1.32	(.17)	(.95)	(1.12)	16.96	8.24	810	.16	.52	1.55
10/31/2022	21.93	.23	(4.39)	(4.16)	(.18)	(.83)	(1.01)	16.76	(19.93)	722	.15	.51	1.23
10/31/2021	16.91	.21	5.45	5.66	(.17)	(.47)	(.64)	21.93	34.09	779	.15	.51	1.06
10/31/2020	16.15	.25	1.23	1.48	(.18)	(.54)	(.72)	16.91	9.34	602	.16	.54	1.55
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46	531	.16	.55	1.52
Class R-5:
10/31/2023	17.01	.29	1.07	1.36	(.19)	(.95)	(1.14)	17.23	8.34	365	.06	.42	1.67
10/31/2022	22.25	.25	(4.45)	(4.20)	(.21)	(.83)	(1.04)	17.01	(19.88)	357	.06	.42	1.32
10/31/2021	17.15	.24	5.51	5.75	(.18)	(.47)	(.65)	22.25	34.17	486	.06	.42	1.17
10/31/2020	16.36	.27	1.26	1.53	(.20)	(.54)	(.74)	17.15	9.50	361	.06	.44	1.67
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57	395	.06	.45	1.75
Class R-6:
10/31/2023	16.94	.29	1.08	1.37	(.20)	(.95)	(1.15)	17.16	8.44	18,865	.01	.37	1.67
10/31/2022	22.16	.26	(4.43)	(4.17)	(.22)	(.83)	(1.05)	16.94	(19.83)	14,930	.01	.37	1.37
10/31/2021	17.08	.25	5.49	5.74	(.19)	(.47)	(.66)	22.16	34.26	15,677	.01	.37	1.20
10/31/2020	16.30	.26	1.27	1.53	(.21)	(.54)	(.75)	17.08	9.53	9,561	.01	.39	1.59
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61	7,082	.01	.40	1.69

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	85

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$16.43	$.26	$.98	$1.24	$(.17)	$(.85)	$(1.02)	$16.65	7.82%	$2,704		.35%		.71%		1.53%
10/31/2022	21.41	.21	(4.17)	(3.96)	(.16)	(.86)	(1.02)	16.43	(19.48)	2,406		.33		.68		1.16
10/31/2021	16.64	.19	5.18	5.37	(.14)	(.46)	(.60)	21.41	32.90	2,845		.33		.68		.96
10/31/2020	15.92	.22	1.19	1.41	(.16)	(.53)	(.69)	16.64	9.02	2,039		.34		.71		1.36
10/31/2019	14.90	.22	1.47	1.69	(.15)	(.52)	(.67)	15.92	12.15	1,735		.36		.74		1.44
Class C:
10/31/2023	15.99	.13	.95	1.08	(.04)	(.85)	(.89)	16.18	6.98	170		1.08		1.44		.81
10/31/2022	20.86	.08	(4.07)	(3.99)	(.02)	(.86)	(.88)	15.99	(20.03)	163		1.08		1.43		.42
10/31/2021	16.24	.04	5.07	5.11	(.03)	(.46)	(.49)	20.86	31.94	200		1.07		1.42		.21
10/31/2020	15.57	.10	1.16	1.26	(.06)	(.53)	(.59)	16.24	8.19	142		1.09		1.46		.61
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30	124		1.10		1.48		.69
Class T:
10/31/2023	16.47	.32	.97	1.29	(.21)	(.85)	(1.06)	16.70	8.14 [13]	—	[11]	.06	[13]	.42	[13]	1.87	[13]
10/31/2022	21.45	.26	(4.18)	(3.92)	(.20)	(.86)	(1.06)	16.47	(19.29)[13]	—	[11]	.08	[13]	.43	[13]	1.43	[13]
10/31/2021	16.66	.23	5.19	5.42	(.17)	(.46)	(.63)	21.45	33.19 [13]	—	[11]	.14	[13]	.49	[13]	1.16	[13]
10/31/2020	15.94	.25	1.19	1.44	(.19)	(.53)	(.72)	16.66	9.21 [13]	—	[11]	.15	[13]	.52	[13]	1.58	[13]
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39 [13]	—	[11]	.14	[13]	.52	[13]	1.70	[13]
Class F-1:
10/31/2023	16.30	.26	.97	1.23	(.16)	(.85)	(1.01)	16.52	7.83	144		.37		.73		1.53
10/31/2022	21.25	.20	(4.14)	(3.94)	(.15)	(.86)	(1.01)	16.30	(19.50)	138		.38		.73		1.11
10/31/2021	16.53	.18	5.15	5.33	(.15)	(.46)	(.61)	21.25	32.82	163		.37		.72		.90
10/31/2020	15.82	.21	1.19	1.40	(.16)	(.53)	(.69)	16.53	9.01	102		.37		.74		1.30
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11	71		.37		.75		1.39
Class F-2:
10/31/2023	16.45	.30	.98	1.28	(.21)	(.85)	(1.06)	16.67	8.08	175		.10		.46		1.77
10/31/2022	21.43	.25	(4.16)	(3.91)	(.21)	(.86)	(1.07)	16.45	(19.27)	148		.09		.44		1.39
10/31/2021	16.65	.23	5.19	5.42	(.18)	(.46)	(.64)	21.43	33.23	160		.09		.44		1.18
10/31/2020	15.93	.25	1.20	1.45	(.20)	(.53)	(.73)	16.65	9.28	98		.09		.46		1.59
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48	76		.10		.48		1.67
Class F-3:
10/31/2023	16.50	.32	.98	1.30	(.23)	(.85)	(1.08)	16.72	8.16	20		.01		.37		1.90
10/31/2022	21.49	.27	(4.18)	(3.91)	(.22)	(.86)	(1.08)	16.50	(19.20)	17		.01		.36		1.47
10/31/2021	16.69	.25	5.21	5.46	(.20)	(.46)	(.66)	21.49	33.36	17		.01		.36		1.27
10/31/2020	15.97	.26	1.20	1.46	(.21)	(.53)	(.74)	16.69	9.33	8		.01		.38		1.59
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60	4		.01		.39		1.84
Class R-1:
10/31/2023	15.98	.13	.96	1.09	(.04)	(.85)	(.89)	16.18	7.04	32		1.10		1.46		.78
10/31/2022	20.86	.07	(4.08)	(4.01)	(.01)	(.86)	(.87)	15.98	(20.10)	29		1.10		1.45		.39
10/31/2021	16.25	.03	5.07	5.10	(.03)	(.46)	(.49)	20.86	31.87	33		1.11		1.46		.17
10/31/2020	15.56	.09	1.16	1.25	(.03)	(.53)	(.56)	16.25	8.16	22		1.14		1.51		.58
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29	21		1.13		1.51		.68
Class R-2:
10/31/2023	15.93	.13	.95	1.08	(.04)	(.85)	(.89)	16.12	6.96	1,167		1.10		1.46		.79
10/31/2022	20.78	.07	(4.05)	(3.98)	(.01)	(.86)	(.87)	15.93	(20.05)	1,082		1.11		1.46		.40
10/31/2021	16.19	.04	5.03	5.07	(.02)	(.46)	(.48)	20.78	31.82	1,355		1.10		1.45		.20
10/31/2020	15.51	.09	1.17	1.26	(.05)	(.53)	(.58)	16.19	8.21	1,040		1.11		1.48		.60
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34	962		1.11		1.49		.72
Class R-2E:
10/31/2023	16.09	.18	.95	1.13	(.09)	(.85)	(.94)	16.28	7.24	289		.81		1.17		1.10
10/31/2022	20.98	.12	(4.08)	(3.96)	(.07)	(.86)	(.93)	16.09	(19.81)	265		.81		1.16		.69
10/31/2021	16.32	.09	5.10	5.19	(.07)	(.46)	(.53)	20.98	32.31	330		.80		1.15		.49
10/31/2020	15.65	.14	1.16	1.30	(.10)	(.53)	(.63)	16.32	8.42	240		.81		1.18		.89
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75	219		.81		1.19		.96

Refer to the end of the tables for footnotes.

86	American Funds Target Date Retirement Series

Financial highlights (continued)

2040 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income to average net assets
Class R-3:
10/31/2023	$16.21	$.21	$.96	$1.17	$(.12)	$(.85)	$(.97)	$16.41	7.42%	$1,764	.66%	1.02%	1.23%
10/31/2022	21.12	.15	(4.11)	(3.96)	(.09)	(.86)	(.95)	16.21	(19.67)	1,605	.66	1.01	.84
10/31/2021	16.43	.12	5.12	5.24	(.09)	(.46)	(.55)	21.12	32.45	1,981	.66	1.01	.64
10/31/2020	15.74	.17	1.17	1.34	(.12)	(.53)	(.65)	16.43	8.61	1,518	.66	1.03	1.05
10/31/2019	14.72	.17	1.47	1.64	(.10)	(.52)	(.62)	15.74	11.91	1,377	.66	1.04	1.15
Class R-4:
10/31/2023	16.39	.26	.98	1.24	(.16)	(.85)	(1.01)	16.62	7.85	1,739	.36	.72	1.53
10/31/2022	21.35	.21	(4.16)	(3.95)	(.15)	(.86)	(1.01)	16.39	(19.48)	1,570	.36	.71	1.15
10/31/2021	16.59	.18	5.17	5.35	(.13)	(.46)	(.59)	21.35	32.85	2,168	.36	.71	.91
10/31/2020	15.88	.22	1.18	1.40	(.16)	(.53)	(.69)	16.59	8.96	1,930	.36	.73	1.35
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23	1,756	.36	.74	1.44
Class R-5E:
10/31/2023	16.40	.29	.97	1.26	(.20)	(.85)	(1.05)	16.61	7.98	1,001	.16	.52	1.73
10/31/2022	21.36	.24	(4.15)	(3.91)	(.19)	(.86)	(1.05)	16.40	(19.31)	898	.15	.50	1.33
10/31/2021	16.60	.22	5.18	5.40	(.18)	(.46)	(.64)	21.36	33.14	965	.15	.50	1.13
10/31/2020	15.88	.26	1.18	1.44	(.19)	(.53)	(.72)	16.60	9.22	783	.16	.53	1.64
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38	770	.16	.54	1.55
Class R-5:
10/31/2023	16.63	.32	.98	1.30	(.22)	(.85)	(1.07)	16.86	8.10	415	.06	.42	1.87
10/31/2022	21.64	.27	(4.21)	(3.94)	(.21)	(.86)	(1.07)	16.63	(19.20)	433	.06	.41	1.44
10/31/2021	16.81	.25	5.23	5.48	(.19)	(.46)	(.65)	21.64	33.24	585	.06	.41	1.24
10/31/2020	16.08	.28	1.19	1.47	(.21)	(.53)	(.74)	16.81	9.27	454	.06	.43	1.73
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59	510	.06	.44	1.80
Class R-6:
10/31/2023	16.57	.32	.98	1.30	(.23)	(.85)	(1.08)	16.79	8.13	22,923	.01	.37	1.85
10/31/2022	21.57	.27	(4.19)	(3.92)	(.22)	(.86)	(1.08)	16.57	(19.18)	18,540	.01	.36	1.48
10/31/2021	16.75	.25	5.23	5.48	(.20)	(.46)	(.66)	21.57	33.36	19,892	.01	.36	1.27
10/31/2020	16.02	.27	1.20	1.47	(.21)	(.53)	(.74)	16.75	9.36	12,454	.01	.38	1.65
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56	9,766	.01	.39	1.75

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	87

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$15.81	$.32	$.70	$1.02	$(.22)	$(.62)	$(.84)	$15.99	6.63%	$3,157		.35%		.69%		1.96%
10/31/2022	20.32	.24	(3.73)	(3.49)	(.17)	(.85)	(1.02)	15.81	(18.12)	2,829		.33		.67		1.37
10/31/2021	16.21	.20	4.54	4.74	(.18)	(.45)	(.63)	20.32	29.81	3,281		.33		.67		1.05
10/31/2020	15.54	.22	1.12	1.34	(.18)	(.49)	(.67)	16.21	8.72	2,364		.35		.71		1.41
10/31/2019	14.55	.23	1.40	1.63	(.16)	(.48)	(.64)	15.54	11.96	2,036		.36		.73		1.52
Class C:
10/31/2023	15.40	.20	.69	.89	(.10)	(.62)	(.72)	15.57	5.86	191		1.09		1.43		1.24
10/31/2022	19.83	.11	(3.66)	(3.55)	(.03)	(.85)	(.88)	15.40	(18.74)	188		1.08		1.42		.63
10/31/2021	15.84	.06	4.44	4.50	(.06)	(.45)	(.51)	19.83	28.92	232		1.07		1.41		.31
10/31/2020	15.22	.10	1.08	1.18	(.07)	(.49)	(.56)	15.84	7.84	168		1.09		1.45		.66
10/31/2019	14.26	.11	1.39	1.50	(.06)	(.48)	(.54)	15.22	11.13	148		1.10		1.47		.77
Class T:
10/31/2023	15.85	.38	.69	1.07	(.26)	(.62)	(.88)	16.04	6.95 [13]	—	[11]	.05	[13]	.39	[13]	2.30	[13]
10/31/2022	20.36	.29	(3.74)	(3.45)	(.21)	(.85)	(1.06)	15.85	(17.92)[13]	—	[11]	.09	[13]	.43	[13]	1.63	[13]
10/31/2021	16.23	.24	4.55	4.79	(.21)	(.45)	(.66)	20.36	30.12 [13]	—	[11]	.14	[13]	.48	[13]	1.26	[13]
10/31/2020	15.57	.26	1.10	1.36	(.21)	(.49)	(.70)	16.23	8.84 [13]	—	[11]	.15	[13]	.51	[13]	1.64	[13]
10/31/2019	14.57	.26	1.41	1.67	(.19)	(.48)	(.67)	15.57	12.26 [13]	—	[11]	.14	[13]	.51	[13]	1.78	[13]
Class F-1:
10/31/2023	15.69	.32	.70	1.02	(.22)	(.62)	(.84)	15.87	6.62	183		.37		.71		1.96
10/31/2022	20.19	.23	(3.72)	(3.49)	(.16)	(.85)	(1.01)	15.69	(18.21)	173		.38		.72		1.32
10/31/2021	16.11	.19	4.52	4.71	(.18)	(.45)	(.63)	20.19	29.83	203		.37		.71		1.00
10/31/2020	15.46	.21	1.10	1.31	(.17)	(.49)	(.66)	16.11	8.62	124		.37		.73		1.36
10/31/2019	14.48	.22	1.40	1.62	(.16)	(.48)	(.64)	15.46	11.95	90		.37		.74		1.47
Class F-2:
10/31/2023	15.83	.36	.70	1.06	(.26)	(.62)	(.88)	16.01	6.89	223		.10		.44		2.21
10/31/2022	20.35	.28	(3.73)	(3.45)	(.22)	(.85)	(1.07)	15.83	(17.95)	197		.09		.43		1.61
10/31/2021	16.22	.24	4.56	4.80	(.22)	(.45)	(.67)	20.35	30.21	222		.09		.43		1.28
10/31/2020	15.56	.26	1.10	1.36	(.21)	(.49)	(.70)	16.22	8.90	135		.09		.45		1.65
10/31/2019	14.57	.26	1.41	1.67	(.20)	(.48)	(.68)	15.56	12.29	107		.10		.47		1.74
Class F-3:
10/31/2023	15.87	.39	.69	1.08	(.28)	(.62)	(.90)	16.05	6.97	33		.01		.35		2.36
10/31/2022	20.39	.30	(3.74)	(3.44)	(.23)	(.85)	(1.08)	15.87	(17.85)	32		.01		.35		1.69
10/31/2021	16.25	.26	4.56	4.82	(.23)	(.45)	(.68)	20.39	30.31	32		.01		.35		1.35
10/31/2020	15.58	.27	1.11	1.38	(.22)	(.49)	(.71)	16.25	9.03	16		.01		.37		1.74
10/31/2019	14.59	.23	1.45	1.68	(.21)	(.48)	(.69)	15.58	12.33	14		.01		.38		1.52
Class R-1:
10/31/2023	15.30	.19	.68	.87	(.10)	(.62)	(.72)	15.45	5.82	34		1.10		1.44		1.22
10/31/2022	19.71	.10	(3.63)	(3.53)	(.03)	(.85)	(.88)	15.30	(18.77)	31		1.10		1.44		.59
10/31/2021	15.76	.05	4.43	4.48	(.08)	(.45)	(.53)	19.71	28.91	35		1.11		1.45		.28
10/31/2020	15.14	.10	1.07	1.17	(.06)	(.49)	(.55)	15.76	7.80	22		1.13		1.49		.63
10/31/2019	14.18	.11	1.38	1.49	(.05)	(.48)	(.53)	15.14	11.14	21		1.13		1.50		.75
Class R-2:
10/31/2023	15.34	.19	.68	.87	(.09)	(.62)	(.71)	15.50	5.79	1,361		1.10		1.44		1.22
10/31/2022	19.75	.10	(3.64)	(3.54)	(.02)	(.85)	(.87)	15.34	(18.76)	1,283		1.11		1.45		.60
10/31/2021	15.78	.05	4.43	4.48	(.06)	(.45)	(.51)	19.75	28.86	1,618		1.10		1.44		.30
10/31/2020	15.16	.10	1.08	1.18	(.07)	(.49)	(.56)	15.78	7.83	1,287		1.11		1.47		.66
10/31/2019	14.20	.11	1.38	1.49	(.05)	(.48)	(.53)	15.16	11.12	1,216		1.11		1.48		.79
Class R-2E:
10/31/2023	15.45	.25	.68	.93	(.14)	(.62)	(.76)	15.62	6.16	347		.81		1.15		1.58
10/31/2022	19.89	.15	(3.66)	(3.51)	(.08)	(.85)	(.93)	15.45	(18.53)	363		.81		1.15		.90
10/31/2021	15.88	.11	4.45	4.56	(.10)	(.45)	(.55)	19.89	29.27	445		.80		1.14		.59
10/31/2020	15.25	.15	1.08	1.23	(.11)	(.49)	(.60)	15.88	8.19	331		.81		1.17		.95
10/31/2019	14.30	.15	1.38	1.53	(.10)	(.48)	(.58)	15.25	11.41	293		.81		1.18		1.04

Refer to the end of the tables for footnotes.

88	American Funds Target Date Retirement Series

Financial highlights (continued)

2035 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income to average net assets
Class R-3:
10/31/2023	$15.58	$.27	$.69	$.96	$(.17)	$(.62)	$(.79)	$15.75	6.28%	$2,059	.66%	1.00%	1.66%
10/31/2022	20.04	.18	(3.68)	(3.50)	(.11)	(.85)	(.96)	15.58	(18.39)	1,924	.66	1.00	1.05
10/31/2021	16.00	.14	4.48	4.62	(.13)	(.45)	(.58)	20.04	29.40	2,363	.66	1.00	.73
10/31/2020	15.36	.17	1.09	1.26	(.13)	(.49)	(.62)	16.00	8.31	1,811	.66	1.02	1.10
10/31/2019	14.38	.18	1.39	1.57	(.11)	(.48)	(.59)	15.36	11.65	1,661	.66	1.03	1.23
Class R-4:
10/31/2023	15.77	.32	.70	1.02	(.22)	(.62)	(.84)	15.95	6.60	2,004	.36	.70	1.95
10/31/2022	20.27	.24	(3.73)	(3.49)	(.16)	(.85)	(1.01)	15.77	(18.15)	1,815	.36	.70	1.35
10/31/2021	16.16	.19	4.53	4.72	(.16)	(.45)	(.61)	20.27	29.82	2,372	.36	.70	1.01
10/31/2020	15.50	.22	1.10	1.32	(.17)	(.49)	(.66)	16.16	8.66	2,204	.36	.72	1.41
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97	2,035	.36	.73	1.51
Class R-5E:
10/31/2023	15.79	.36	.68	1.04	(.25)	(.62)	(.87)	15.96	6.77	1,010	.16	.50	2.19
10/31/2022	20.29	.27	(3.72)	(3.45)	(.20)	(.85)	(1.05)	15.79	(17.97)	963	.15	.49	1.54
10/31/2021	16.18	.23	4.54	4.77	(.21)	(.45)	(.66)	20.29	30.10	1,044	.15	.49	1.22
10/31/2020	15.51	.27	1.09	1.36	(.20)	(.49)	(.69)	16.18	8.89	835	.16	.52	1.74
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17	886	.16	.53	1.65
Class R-5:
10/31/2023	15.99	.38	.70	1.08	(.27)	(.62)	(.89)	16.18	6.92	533	.06	.40	2.28
10/31/2022	20.54	.29	(3.77)	(3.48)	(.22)	(.85)	(1.07)	15.99	(17.91)	523	.06	.40	1.64
10/31/2021	16.37	.26	4.58	4.84	(.22)	(.45)	(.67)	20.54	30.21	667	.06	.40	1.34
10/31/2020	15.69	.28	1.11	1.39	(.22)	(.49)	(.71)	16.37	8.98	515	.06	.42	1.77
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33	564	.06	.43	1.88
Class R-6:
10/31/2023	15.93	.38	.70	1.08	(.28)	(.62)	(.90)	16.11	6.94	25,186	.01	.35	2.28
10/31/2022	20.46	.30	(3.75)	(3.45)	(.23)	(.85)	(1.08)	15.93	(17.84)	20,771	.01	.35	1.68
10/31/2021	16.31	.26	4.57	4.83	(.23)	(.45)	(.68)	20.46	30.26	22,055	.01	.35	1.36
10/31/2020	15.63	.27	1.12	1.39	(.22)	(.49)	(.71)	16.31	9.07	14,062	.01	.37	1.71
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37	10,860	.01	.38	1.83

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	89

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$14.70	$.35	$.43	$.78	$(.26)	$(.38)	$(.64)	$14.84	5.38%	$3,765		.35%		.67%		2.33%
10/31/2022	18.71	.26	(3.12)	(2.86)	(.17)	(.98)	(1.15)	14.70	(16.35)	3,540		.33		.65		1.61
10/31/2021	15.58	.21	3.52	3.73	(.23)	(.37)	(.60)	18.71	24.40	4,118		.34		.66		1.19
10/31/2020	15.05	.23	.90	1.13	(.20)	(.40)	(.60)	15.58	7.61	3,083		.35		.69		1.53
10/31/2019	14.15	.25	1.24	1.49	(.18)	(.41)	(.59)	15.05	11.13	2,686		.37		.73		1.75
Class C:
10/31/2023	14.31	.24	.41	.65	(.14)	(.38)	(.52)	14.44	4.60	221		1.08		1.40		1.61
10/31/2022	18.24	.14	(3.04)	(2.90)	(.05)	(.98)	(1.03)	14.31	(16.92)	226		1.08		1.40		.87
10/31/2021	15.22	.08	3.43	3.51	(.12)	(.37)	(.49)	18.24	23.43	272		1.07		1.39		.46
10/31/2020	14.73	.12	.87	.99	(.10)	(.40)	(.50)	15.22	6.80	208		1.09		1.43		.80
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34	187		1.10		1.46		1.01
Class T:
10/31/2023	14.73	.41	.41	.82	(.30)	(.38)	(.68)	14.87	5.65 [13]	—	[11]	.05	[13]	.37	[13]	2.66	[13]
10/31/2022	18.73	.31	(3.12)	(2.81)	(.21)	(.98)	(1.19)	14.73	(16.12)[13]	—	[11]	.08	[13]	.40	[13]	1.89	[13]
10/31/2021	15.60	.25	3.51	3.76	(.26)	(.37)	(.63)	18.73	24.59 [13]	—	[11]	.14	[13]	.46	[13]	1.41	[13]
10/31/2020	15.07	.27	.89	1.16	(.23)	(.40)	(.63)	15.60	7.82 [13]	—	[11]	.14	[13]	.48	[13]	1.77	[13]
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37 [13]	—	[11]	.14	[13]	.50	[13]	2.02	[13]
Class F-1:
10/31/2023	14.57	.35	.41	.76	(.25)	(.38)	(.63)	14.70	5.30	152		.37		.69		2.31
10/31/2022	18.55	.25	(3.08)	(2.83)	(.17)	(.98)	(1.15)	14.57	(16.36)	153		.38		.70		1.57
10/31/2021	15.46	.20	3.49	3.69	(.23)	(.37)	(.60)	18.55	24.36	185		.37		.69		1.17
10/31/2020	14.95	.22	.89	1.11	(.20)	(.40)	(.60)	15.46	7.53	130		.37		.71		1.49
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14	98		.37		.73		1.74
Class F-2:
10/31/2023	14.71	.39	.43	.82	(.30)	(.38)	(.68)	14.85	5.64	298		.10		.42		2.58
10/31/2022	18.72	.30	(3.11)	(2.81)	(.22)	(.98)	(1.20)	14.71	(16.14)	276		.09		.41		1.86
10/31/2021	15.59	.25	3.52	3.77	(.27)	(.37)	(.64)	18.72	24.68	310		.09		.41		1.43
10/31/2020	15.06	.27	.90	1.17	(.24)	(.40)	(.64)	15.59	7.88	204		.09		.43		1.77
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38	154		.10		.46		2.00
Class F-3:
10/31/2023	14.75	.40	.43	.83	(.31)	(.38)	(.69)	14.89	5.73	39		.01		.33		2.65
10/31/2022	18.77	.31	(3.12)	(2.81)	(.23)	(.98)	(1.21)	14.75	(16.08)	34		.01		.33		1.93
10/31/2021	15.63	.27	3.52	3.79	(.28)	(.37)	(.65)	18.77	24.77	33		.01		.33		1.49
10/31/2020	15.10	.29	.89	1.18	(.25)	(.40)	(.65)	15.63	7.94	18		.01		.35		1.91
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58	15		.01		.37		2.07
Class R-1:
10/31/2023	14.39	.24	.41	.65	(.14)	(.38)	(.52)	14.52	4.56	42		1.10		1.42		1.58
10/31/2022	18.34	.13	(3.05)	(2.92)	(.05)	(.98)	(1.03)	14.39	(16.96)	41		1.10		1.42		.84
10/31/2021	15.30	.07	3.47	3.54	(.13)	(.37)	(.50)	18.34	23.46	49		1.11		1.43		.42
10/31/2020	14.80	.11	.87	.98	(.08)	(.40)	(.48)	15.30	6.70	31		1.14		1.48		.76
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29	31		1.13		1.49		1.00
Class R-2:
10/31/2023	14.27	.23	.42	.65	(.14)	(.38)	(.52)	14.40	4.59	1,316		1.10		1.42		1.58
10/31/2022	18.20	.13	(3.04)	(2.91)	(.04)	(.98)	(1.02)	14.27	(17.03)	1,279		1.11		1.43		.85
10/31/2021	15.18	.08	3.43	3.51	(.12)	(.37)	(.49)	18.20	23.46	1,600		1.10		1.42		.45
10/31/2020	14.69	.12	.87	.99	(.10)	(.40)	(.50)	15.18	6.77	1,365		1.11		1.45		.80
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36	1,311		1.11		1.47		1.03
Class R-2E:
10/31/2023	14.39	.28	.42	.70	(.19)	(.38)	(.57)	14.52	4.89	393		.81		1.13		1.90
10/31/2022	18.33	.18	(3.05)	(2.87)	(.09)	(.98)	(1.07)	14.39	(16.70)	391		.81		1.13		1.14
10/31/2021	15.29	.13	3.44	3.57	(.16)	(.37)	(.53)	18.33	23.78	483		.80		1.12		.73
10/31/2020	14.80	.16	.88	1.04	(.15)	(.40)	(.55)	15.29	7.06	364		.81		1.15		1.08
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71	325		.81		1.17		1.28

Refer to the end of the tables for footnotes.

90	American Funds Target Date Retirement Series

Financial highlights (continued)

2030 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income to average net assets
Class R-3:
10/31/2023	$14.50	$.30	$.42	$.72	$(.21)	$(.38)	$(.59)	$14.63	5.00%	$2,264	.66%	.98%	2.03%
10/31/2022	18.46	.21	(3.07)	(2.86)	(.12)	(.98)	(1.10)	14.50	(16.58)	2,204	.66	.98	1.29
10/31/2021	15.39	.15	3.47	3.62	(.18)	(.37)	(.55)	18.46	23.96	2,722	.66	.98	.89
10/31/2020	14.88	.18	.89	1.07	(.16)	(.40)	(.56)	15.39	7.26	2,229	.66	1.00	1.24
10/31/2019	13.99	.21	1.22	1.43	(.13)	(.41)	(.54)	14.88	10.82	2,087	.66	1.02	1.47
Class R-4:
10/31/2023	14.67	.35	.42	.77	(.25)	(.38)	(.63)	14.81	5.34	2,295	.36	.68	2.33
10/31/2022	18.67	.26	(3.11)	(2.85)	(.17)	(.98)	(1.15)	14.67	(16.36)	2,218	.36	.68	1.60
10/31/2021	15.54	.20	3.52	3.72	(.22)	(.37)	(.59)	18.67	24.40	2,924	.36	.68	1.16
10/31/2020	15.02	.23	.89	1.12	(.20)	(.40)	(.60)	15.54	7.56	2,680	.36	.70	1.54
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14	2,550	.36	.72	1.76
Class R-5E:
10/31/2023	14.67	.39	.42	.81	(.29)	(.38)	(.67)	14.81	5.59	1,121	.16	.48	2.54
10/31/2022	18.67	.29	(3.11)	(2.82)	(.20)	(.98)	(1.18)	14.67	(16.19)	1,118	.15	.47	1.79
10/31/2021	15.55	.24	3.51	3.75	(.26)	(.37)	(.63)	18.67	24.61	1,241	.15	.47	1.38
10/31/2020	15.02	.28	.88	1.16	(.23)	(.40)	(.63)	15.55	7.81	1,083	.16	.50	1.86
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34	1,169	.16	.52	1.88
Class R-5:
10/31/2023	14.87	.41	.42	.83	(.30)	(.38)	(.68)	15.02	5.69	549	.06	.38	2.66
10/31/2022	18.91	.31	(3.15)	(2.84)	(.22)	(.98)	(1.20)	14.87	(16.11)	591	.06	.38	1.89
10/31/2021	15.74	.27	3.54	3.81	(.27)	(.37)	(.64)	18.91	24.73	754	.06	.38	1.49
10/31/2020	15.20	.29	.89	1.18	(.24)	(.40)	(.64)	15.74	7.90	627	.06	.40	1.89
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51	668	.06	.42	2.12
Class R-6:
10/31/2023	14.81	.41	.42	.83	(.31)	(.38)	(.69)	14.95	5.71	27,311	.01	.33	2.65
10/31/2022	18.83	.31	(3.12)	(2.81)	(.23)	(.98)	(1.21)	14.81	(16.03)	23,487	.01	.33	1.93
10/31/2021	15.68	.27	3.53	3.80	(.28)	(.37)	(.65)	18.83	24.76	25,045	.01	.33	1.51
10/31/2020	15.14	.28	.91	1.19	(.25)	(.40)	(.65)	15.68	7.99	17,000	.01	.35	1.85
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54	13,616	.01	.37	2.07

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	91

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$13.55	$.39	$.17	$.56	$(.29)	$(.24)	$(.53)	$13.58	4.18%	$3,473		.35%		.66%		2.79%
10/31/2022	16.86	.28	(2.59)	(2.31)	(.17)	(.83)	(1.00)	13.55	(14.61)	3,442		.34		.65		1.89
10/31/2021	14.51	.22	2.68	2.90	(.26)	(.29)	(.55)	16.86	20.37	4,067		.34		.64		1.35
10/31/2020	14.03	.23	.77	1.00	(.21)	(.31)	(.52)	14.51	7.23	3,172		.35		.67		1.64
10/31/2019	13.20	.25	1.08	1.33	(.18)	(.32)	(.50)	14.03	10.62	2,784		.37		.71		1.88
Class C:
10/31/2023	13.20	.28	.16	.44	(.18)	(.24)	(.42)	13.22	3.36	187		1.09		1.40		2.07
10/31/2022	16.45	.17	(2.53)	(2.36)	(.06)	(.83)	(.89)	13.20	(15.24)	207		1.08		1.39		1.16
10/31/2021	14.18	.10	2.62	2.72	(.16)	(.29)	(.45)	16.45	19.47	262		1.08		1.38		.62
10/31/2020	13.73	.12	.76	.88	(.12)	(.31)	(.43)	14.18	6.46	211		1.09		1.41		.90
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78	191		1.10		1.44		1.14
Class T:
10/31/2023	13.58	.43	.17	.60	(.33)	(.24)	(.57)	13.61	4.46 [13]	—	[11]	.06	[13]	.37	[13]	3.10	[13]
10/31/2022	16.89	.33	(2.60)	(2.27)	(.21)	(.83)	(1.04)	13.58	(14.42)[13]	—	[11]	.08	[13]	.39	[13]	2.18	[13]
10/31/2021	14.53	.25	2.69	2.94	(.29)	(.29)	(.58)	16.89	20.64 [13]	—	[11]	.14	[13]	.44	[13]	1.57	[13]
10/31/2020	14.05	.26	.77	1.03	(.24)	(.31)	(.55)	14.53	7.44 [13]	—	[11]	.14	[13]	.46	[13]	1.87	[13]
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84 [13]	—	[11]	.14	[13]	.48	[13]	2.14	[13]
Class F-1:
10/31/2023	13.43	.39	.16	.55	(.28)	(.24)	(.52)	13.46	4.18	90		.36		.67		2.79
10/31/2022	16.73	.28	(2.58)	(2.30)	(.17)	(.83)	(1.00)	13.43	(14.70)	97		.38		.69		1.86
10/31/2021	14.41	.21	2.66	2.87	(.26)	(.29)	(.55)	16.73	20.35	118		.37		.67		1.34
10/31/2020	13.93	.22	.78	1.00	(.21)	(.31)	(.52)	14.41	7.27	95		.37		.69		1.58
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52	64		.38		.72		1.87
Class F-2:
10/31/2023	13.55	.42	.18	.60	(.33)	(.24)	(.57)	13.58	4.46	236		.10		.41		3.05
10/31/2022	16.87	.32	(2.60)	(2.28)	(.21)	(.83)	(1.04)	13.55	(14.45)	241		.09		.40		2.13
10/31/2021	14.52	.26	2.67	2.93	(.29)	(.29)	(.58)	16.87	20.65	268		.09		.39		1.60
10/31/2020	14.03	.27	.77	1.04	(.24)	(.31)	(.55)	14.52	7.59	201		.09		.41		1.89
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85	164		.10		.44		2.13
Class F-3:
10/31/2023	13.60	.44	.17	.61	(.34)	(.24)	(.58)	13.63	4.54	34		.01		.32		3.16
10/31/2022	16.92	.33	(2.59)	(2.26)	(.23)	(.83)	(1.06)	13.60	(14.34)	33		.01		.32		2.23
10/31/2021	14.56	.26	2.70	2.96	(.31)	(.29)	(.60)	16.92	20.75	35		.01		.31		1.63
10/31/2020	14.07	.28	.78	1.06	(.26)	(.31)	(.57)	14.56	7.64	17		.01		.33		1.96
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98	12		.01		.35		2.28
Class R-1:
10/31/2023	13.23	.28	.16	.44	(.17)	(.24)	(.41)	13.26	3.38	24		1.10		1.41		2.06
10/31/2022	16.49	.17	(2.55)	(2.38)	(.05)	(.83)	(.88)	13.23	(15.32)	27		1.10		1.41		1.13
10/31/2021	14.21	.10	2.63	2.73	(.16)	(.29)	(.45)	16.49	19.50	35		1.10		1.40		.60
10/31/2020	13.75	.12	.75	.87	(.10)	(.31)	(.41)	14.21	6.41	27		1.12		1.44		.89
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78	29		1.13		1.47		1.12
Class R-2:
10/31/2023	13.17	.28	.16	.44	(.18)	(.24)	(.42)	13.19	3.33	1,000		1.10		1.41		2.05
10/31/2022	16.41	.17	(2.53)	(2.36)	(.05)	(.83)	(.88)	13.17	(15.27)	1,060		1.11		1.42		1.14
10/31/2021	14.14	.10	2.61	2.71	(.15)	(.29)	(.44)	16.41	19.48	1,364		1.10		1.40		.61
10/31/2020	13.69	.12	.75	.87	(.11)	(.31)	(.42)	14.14	6.42	1,206		1.11		1.43		.90
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81	1,188		1.11		1.45		1.17
Class R-2E:
10/31/2023	13.26	.34	.15	.49	(.22)	(.24)	(.46)	13.29	3.71	296		.81		1.12		2.45
10/31/2022	16.52	.21	(2.55)	(2.34)	(.09)	(.83)	(.92)	13.26	(15.04)	353		.81		1.12		1.43
10/31/2021	14.23	.14	2.63	2.77	(.19)	(.29)	(.48)	16.52	19.82	470		.81		1.11		.90
10/31/2020	13.78	.16	.75	.91	(.15)	(.31)	(.46)	14.23	6.71	407		.81		1.13		1.19
10/31/2019	12.98	.19	1.06	1.25	(.13)	(.32)	(.45)	13.78	10.11	387		.81		1.15		1.43

Refer to the end of the tables for footnotes.

92	American Funds Target Date Retirement Series

Financial highlights (continued)

2025 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income to average net assets
Class R-3:
10/31/2023	$13.36	$.34	$.17	$.51	$(.24)	$(.24)	$(.48)	$13.39	3.85%	$1,656	.66%	.97%	2.49%
10/31/2022	16.64	.23	(2.56)	(2.33)	(.12)	(.83)	(.95)	13.36	(14.92)	1,744	.66	.97	1.58
10/31/2021	14.33	.17	2.64	2.81	(.21)	(.29)	(.50)	16.64	20.00	2,285	.66	.96	1.05
10/31/2020	13.87	.19	.75	.94	(.17)	(.31)	(.48)	14.33	6.87	2,000	.66	.98	1.34
10/31/2019	13.05	.21	1.07	1.28	(.14)	(.32)	(.46)	13.87	10.29	1,897	.66	1.00	1.60
Class R-4:
10/31/2023	13.52	.39	.16	.55	(.28)	(.24)	(.52)	13.55	4.14	1,702	.36	.67	2.79
10/31/2022	16.83	.28	(2.59)	(2.31)	(.17)	(.83)	(1.00)	13.52	(14.67)	1,770	.36	.67	1.89
10/31/2021	14.48	.21	2.68	2.89	(.25)	(.29)	(.54)	16.83	20.35	2,399	.36	.66	1.33
10/31/2020	14.00	.23	.77	1.00	(.21)	(.31)	(.52)	14.48	7.25	2,437	.36	.68	1.65
10/31/2019	13.17	.25	1.08	1.33	(.18)	(.32)	(.50)	14.00	10.62	2,390	.36	.70	1.89
Class R-5E:
10/31/2023	13.52	.42	.17	.59	(.32)	(.24)	(.56)	13.55	4.39	852	.16	.47	3.03
10/31/2022	16.83	.31	(2.59)	(2.28)	(.20)	(.83)	(1.03)	13.52	(14.50)	951	.15	.46	2.07
10/31/2021	14.48	.25	2.68	2.93	(.29)	(.29)	(.58)	16.83	20.64	1,093	.15	.45	1.53
10/31/2020	14.00	.28	.74	1.02	(.23)	(.31)	(.54)	14.48	7.42	970	.16	.48	1.98
10/31/2019	13.18	.27	1.08	1.35	(.21)	(.32)	(.53)	14.00	10.82	1,132	.16	.50	2.02
Class R-5:
10/31/2023	13.69	.44	.17	.61	(.33)	(.24)	(.57)	13.73	4.52	410	.06	.37	3.13
10/31/2022	17.03	.33	(2.62)	(2.29)	(.22)	(.83)	(1.05)	13.69	(14.41)	478	.05	.36	2.18
10/31/2021	14.65	.27	2.70	2.97	(.30)	(.29)	(.59)	17.03	20.70	651	.06	.36	1.66
10/31/2020	14.16	.28	.77	1.05	(.25)	(.31)	(.56)	14.65	7.53	575	.06	.38	1.98
10/31/2019	13.31	.30	1.09	1.39	(.22)	(.32)	(.54)	14.16	11.02	637	.06	.40	2.24
Class R-6:
10/31/2023	13.65	.44	.18	.62	(.34)	(.24)	(.58)	13.69	4.60	19,995	.01	.32	3.11
10/31/2022	16.99	.33	(2.61)	(2.28)	(.23)	(.83)	(1.06)	13.65	(14.40)	18,694	.01	.32	2.22
10/31/2021	14.61	.27	2.71	2.98	(.31)	(.29)	(.60)	16.99	20.81	20,701	.01	.31	1.68
10/31/2020	14.12	.28	.78	1.06	(.26)	(.31)	(.57)	14.61	7.62	14,909	.01	.33	1.95
10/31/2019	13.28	.30	1.09	1.39	(.23)	(.32)	(.55)	14.12	11.03	11,967	.01	.35	2.21

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	93

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$12.25	$.39	$.01	$.40	$(.30)	$(.18)	$(.48)	$12.17	3.26%	$2,117		.34%		.64%		3.12%
10/31/2022	14.92	.29	(2.06)	(1.77)	(.19)	(.71)	(.90)	12.25	(12.72)	2,250		.33		.62		2.19
10/31/2021	13.22	.24	2.04	2.28	(.31)	(.27)	(.58)	14.92	17.65	2,707		.35		.64		1.70
10/31/2020	13.04	.27	.42	.69	(.24)	(.27)	(.51)	13.22	5.41	2,362		.35		.65		2.10
10/31/2019	12.37	.29	.87	1.16	(.21)	(.28)	(.49)	13.04	9.82	2,218		.36		.67		2.34
Class C:
10/31/2023	11.95	.29	.02	.31	(.20)	(.18)	(.38)	11.88	2.53	108		1.09		1.39		2.39
10/31/2022	14.58	.19	(2.02)	(1.83)	(.09)	(.71)	(.80)	11.95	(13.38)	131		1.08		1.37		1.46
10/31/2021	12.94	.14	1.99	2.13	(.22)	(.27)	(.49)	14.58	16.74	170		1.08		1.37		.97
10/31/2020	12.78	.17	.41	.58	(.15)	(.27)	(.42)	12.94	4.62	147		1.09		1.39		1.37
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01	146		1.10		1.41		1.59
Class T:
10/31/2023	12.27	.43	.01	.44	(.34)	(.18)	(.52)	12.19	3.55 [13]	—	[11]	.07	[13]	.37	[13]	3.40	[13]
10/31/2022	14.94	.33	(2.07)	(1.74)	(.22)	(.71)	(.93)	12.27	(12.51)[13]	—	[11]	.07	[13]	.36	[13]	2.48	[13]
10/31/2021	13.24	.28	2.03	2.31	(.34)	(.27)	(.61)	14.94	17.86 [13]	—	[11]	.13	[13]	.42	[13]	1.93	[13]
10/31/2020	13.06	.30	.42	.72	(.27)	(.27)	(.54)	13.24	5.61 [13]	—	[11]	.14	[13]	.44	[13]	2.33	[13]
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13 [13]	—	[11]	.15	[13]	.46	[13]	2.58	[13]
Class F-1:
10/31/2023	12.16	.39	.01	.40	(.30)	(.18)	(.48)	12.08	3.23	44		.36		.66		3.16
10/31/2022	14.81	.29	(2.04)	(1.75)	(.19)	(.71)	(.90)	12.16	(12.72)	48		.38		.67		2.17
10/31/2021	13.14	.24	2.01	2.25	(.31)	(.27)	(.58)	14.81	17.52	61		.37		.66		1.70
10/31/2020	12.97	.27	.41	.68	(.24)	(.27)	(.51)	13.14	5.35	57		.37		.67		2.08
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96	49		.38		.69		2.34
Class F-2:
10/31/2023	12.24	.42	.02	.44	(.34)	(.18)	(.52)	12.16	3.53	136		.10		.40		3.37
10/31/2022	14.92	.33	(2.07)	(1.74)	(.23)	(.71)	(.94)	12.24	(12.57)	149		.09		.38		2.44
10/31/2021	13.22	.28	2.04	2.32	(.35)	(.27)	(.62)	14.92	17.94	176		.09		.38		1.94
10/31/2020	13.04	.31	.42	.73	(.28)	(.27)	(.55)	13.22	5.68	134		.09		.39		2.36
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14	119		.10		.41		2.59
Class F-3:
10/31/2023	12.29	.42	.03	.45	(.35)	(.18)	(.53)	12.21	3.62	21		.01		.31		3.38
10/31/2022	14.96	.34	(2.06)	(1.72)	(.24)	(.71)	(.95)	12.29	(12.39)	15		.01		.30		2.53
10/31/2021	13.26	.29	2.04	2.33	(.36)	(.27)	(.63)	14.96	17.98	18		.01		.30		2.00
10/31/2020	13.08	.32	.42	.74	(.29)	(.27)	(.56)	13.26	5.74	11		.01		.31		2.43
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27	8		.01		.32		2.72
Class R-1:
10/31/2023	12.05	.29	.03	.32	(.19)	(.18)	(.37)	12.00	2.57	8		1.10		1.40		2.36
10/31/2022	14.66	.18	(2.04)	(1.86)	(.04)	(.71)	(.75)	12.05	(13.44)	10		1.10		1.39		1.40
10/31/2021	12.99	.14	2.00	2.14	(.20)	(.27)	(.47)	14.66	16.74	15		1.11		1.40		.96
10/31/2020	12.83	.17	.40	.57	(.14)	(.27)	(.41)	12.99	4.51	15		1.13		1.43		1.34
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13	18		1.13		1.44		1.57
Class R-2:
10/31/2023	11.96	.29	.02	.31	(.20)	(.18)	(.38)	11.89	2.51	445		1.10		1.40		2.38
10/31/2022	14.58	.19	(2.03)	(1.84)	(.07)	(.71)	(.78)	11.96	(13.41)	509		1.11		1.40		1.44
10/31/2021	12.94	.14	1.98	2.12	(.21)	(.27)	(.48)	14.58	16.68	678		1.10		1.39		.97
10/31/2020	12.77	.17	.41	.58	(.14)	(.27)	(.41)	12.94	4.63	680		1.11		1.41		1.37
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02	731		1.11		1.42		1.62
Class R-2E:
10/31/2023	11.99	.33	.02	.35	(.24)	(.18)	(.42)	11.92	2.85	144		.81		1.11		2.70
10/31/2022	14.62	.23	(2.03)	(1.80)	(.12)	(.71)	(.83)	11.99	(13.16)	174		.81		1.10		1.73
10/31/2021	12.97	.18	1.99	2.17	(.25)	(.27)	(.52)	14.62	17.05	227		.81		1.10		1.26
10/31/2020	12.81	.21	.41	.62	(.19)	(.27)	(.46)	12.97	4.93	222		.81		1.11		1.65
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38	230		.81		1.12		1.87

Refer to the end of the tables for footnotes.

94	American Funds Target Date Retirement Series

Financial highlights (continued)

2020 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income to average net assets
Class R-3:
10/31/2023	$12.11	$.35	$.02	$.37	$(.26)	$(.18)	$(.44)	$12.04	2.97%	$788	.66%	.96%	2.83%
10/31/2022	14.76	.25	(2.05)	(1.80)	(.14)	(.71)	(.85)	12.11	(13.04)	905	.66	.95	1.89
10/31/2021	13.08	.20	2.02	2.22	(.27)	(.27)	(.54)	14.76	17.30	1,236	.66	.95	1.41
10/31/2020	12.92	.23	.40	.63	(.20)	(.27)	(.47)	13.08	4.97	1,248	.66	.96	1.81
10/31/2019	12.24	.25	.88	1.13	(.17)	(.28)	(.45)	12.92	9.61	1,342	.66	.97	2.05
Class R-4:
10/31/2023	12.23	.39	.02	.41	(.30)	(.18)	(.48)	12.16	3.28	883	.36	.66	3.12
10/31/2022	14.90	.29	(2.06)	(1.77)	(.19)	(.71)	(.90)	12.23	(12.78)	980	.35	.64	2.20
10/31/2021	13.20	.24	2.03	2.27	(.30)	(.27)	(.57)	14.90	17.61	1,420	.36	.65	1.69
10/31/2020	13.02	.27	.42	.69	(.24)	(.27)	(.51)	13.20	5.40	1,554	.36	.66	2.12
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88	1,692	.36	.67	2.36
Class R-5E:
10/31/2023	12.21	.42	.02	.44	(.33)	(.18)	(.51)	12.14	3.54	422	.16	.46	3.36
10/31/2022	14.88	.32	(2.06)	(1.74)	(.22)	(.71)	(.93)	12.21	(12.61)	514	.15	.44	2.37
10/31/2021	13.19	.27	2.03	2.30	(.34)	(.27)	(.61)	14.88	17.84	635	.15	.44	1.90
10/31/2020	13.01	.32	.39	.71	(.26)	(.27)	(.53)	13.19	5.57	659	.15	.45	2.46
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10	886	.16	.47	2.46
Class R-5:
10/31/2023	12.37	.44	.01	.45	(.34)	(.18)	(.52)	12.30	3.61	198	.06	.36	3.44
10/31/2022	15.06	.34	(2.09)	(1.75)	(.23)	(.71)	(.94)	12.37	(12.49)	240	.05	.34	2.50
10/31/2021	13.34	.29	2.05	2.34	(.35)	(.27)	(.62)	15.06	17.96	347	.06	.35	2.02
10/31/2020	13.16	.32	.41	.73	(.28)	(.27)	(.55)	13.34	5.65	350	.06	.36	2.44
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24	428	.06	.37	2.69
Class R-6:
10/31/2023	12.33	.43	.02	.45	(.35)	(.18)	(.53)	12.25	3.60	9,661	.01	.31	3.44
10/31/2022	15.01	.34	(2.07)	(1.73)	(.24)	(.71)	(.95)	12.33	(12.42)	9,758	.01	.30	2.52
10/31/2021	13.30	.29	2.05	2.34	(.36)	(.27)	(.63)	15.01	18.00	11,579	.01	.30	2.03
10/31/2020	13.12	.32	.42	.74	(.29)	(.27)	(.56)	13.30	5.73	9,367	.01	.31	2.43
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24	8,414	.01	.32	2.66

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	95

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets[4]		Net effective expense ratio[5]		Ratio of net income to average net assets
Class A:
10/31/2023	$11.34	$.38	$(.05)	$.33	$(.29)	$(.13)	$(.42)	$11.25	2.88%	$786		.34%		.63%		3.26%
10/31/2022	13.50	.28	(1.79)	(1.51)	(.20)	(.45)	(.65)	11.34	(11.83)	851		.33		.62		2.27
10/31/2021	12.02	.23	1.76	1.99	(.31)	(.20)	(.51)	13.50	16.91	1,046		.35		.63		1.80
10/31/2020	11.98	.27	.25	.52	(.24)	(.24)	(.48)	12.02	4.40	968		.34		.63		2.28
10/31/2019	11.38	.29	.77	1.06	(.22)	(.24)	(.46)	11.98	9.80	978		.36		.67		2.54
Class C:
10/31/2023	11.11	.29	(.05)	.24	(.19)	(.13)	(.32)	11.03	2.11	26		1.09		1.38		2.56
10/31/2022	13.24	.18	(1.76)	(1.58)	(.10)	(.45)	(.55)	11.11	(12.50)	35		1.08		1.37		1.52
10/31/2021	11.79	.14	1.72	1.86	(.21)	(.20)	(.41)	13.24	16.09	46		1.08		1.36		1.07
10/31/2020	11.76	.18	.25	.43	(.16)	(.24)	(.40)	11.79	3.63	43		1.10		1.39		1.53
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91	47		1.11		1.42		1.80
Class T:
10/31/2023	11.35	.41	(.04)	.37	(.32)	(.13)	(.45)	11.27	3.26 [13]	—	[11]	.07	[13]	.36	[13]	3.53	[13]
10/31/2022	13.51	.31	(1.79)	(1.48)	(.23)	(.45)	(.68)	11.35	(11.62)[13]	—	[11]	.07	[13]	.36	[13]	2.54	[13]
10/31/2021	12.03	.26	1.75	2.01	(.33)	(.20)	(.53)	13.51	17.14 [13]	—	[11]	.13	[13]	.41	[13]	2.02	[13]
10/31/2020	11.99	.29	.26	.55	(.27)	(.24)	(.51)	12.03	4.62 [13]	—	[11]	.14	[13]	.43	[13]	2.48	[13]
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04 [13]	—	[11]	.15	[13]	.46	[13]	2.77	[13]
Class F-1:
10/31/2023	11.25	.37	(.04)	.33	(.28)	(.13)	(.41)	11.17	2.92	11		.36		.65		3.21
10/31/2022	13.40	.27	(1.78)	(1.51)	(.19)	(.45)	(.64)	11.25	(11.90)	12		.38		.67		2.23
10/31/2021	11.94	.23	1.74	1.97	(.31)	(.20)	(.51)	13.40	16.83	15		.37		.65		1.79
10/31/2020	11.91	.26	.25	.51	(.24)	(.24)	(.48)	11.94	4.33	16		.37		.66		2.24
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74	14		.38		.69		2.52
Class F-2:
10/31/2023	11.33	.40	(.03)	.37	(.32)	(.13)	(.45)	11.25	3.24	47		.10		.39		3.50
10/31/2022	13.50	.31	(1.80)	(1.49)	(.23)	(.45)	(.68)	11.33	(11.68)	49		.09		.38		2.50
10/31/2021	12.02	.27	1.75	2.02	(.34)	(.20)	(.54)	13.50	17.21	57		.09		.37		2.04
10/31/2020	11.98	.30	.25	.55	(.27)	(.24)	(.51)	12.02	4.68	48		.10		.39		2.51
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04	44		.10		.41		2.81
Class F-3:
10/31/2023	11.37	.42	(.05)	.37	(.33)	(.13)	(.46)	11.28	3.24	7		.01		.30		3.58
10/31/2022	13.54	.32	(1.79)	(1.47)	(.25)	(.45)	(.70)	11.37	(11.57)	6		.01		.30		2.59
10/31/2021	12.05	.27	1.77	2.04	(.35)	(.20)	(.55)	13.54	17.34	8		.01		.29		2.02
10/31/2020	12.01	.32	.24	.56	(.28)	(.24)	(.52)	12.05	4.75	3		.01		.30		2.71
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08	4		.01		.32		2.91
Class R-1:
10/31/2023	11.10	.28	(.03)	.25	(.20)	(.13)	(.33)	11.02	2.19	6		1.10		1.39		2.50
10/31/2022	13.22	.18	(1.76)	(1.58)	(.09)	(.45)	(.54)	11.10	(12.54)	6		1.10		1.39		1.50
10/31/2021	11.77	.14	1.72	1.86	(.21)	(.20)	(.41)	13.22	16.03	7		1.11		1.39		1.07
10/31/2020	11.75	.18	.23	.41	(.15)	(.24)	(.39)	11.77	3.51	8		1.14		1.43		1.51
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95	9		1.13		1.44		1.76
Class R-2:
10/31/2023	11.10	.28	(.03)	.25	(.19)	(.13)	(.32)	11.03	2.19	144		1.10		1.39		2.50
10/31/2022	13.22	.18	(1.75)	(1.57)	(.10)	(.45)	(.55)	11.10	(12.49)	163		1.11		1.40		1.51
10/31/2021	11.78	.14	1.71	1.85	(.21)	(.20)	(.41)	13.22	16.00	223		1.10		1.38		1.06
10/31/2020	11.75	.18	.24	.42	(.15)	(.24)	(.39)	11.78	3.58	222		1.12		1.41		1.53
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93	255		1.11		1.42		1.81
Class R-2E:
10/31/2023	11.11	.33	(.06)	.27	(.22)	(.13)	(.35)	11.03	2.43	48		.81		1.10		2.88
10/31/2022	13.23	.22	(1.75)	(1.53)	(.14)	(.45)	(.59)	11.11	(12.21)	63		.81		1.10		1.80
10/31/2021	11.79	.17	1.72	1.89	(.25)	(.20)	(.45)	13.23	16.32	81		.81		1.09		1.35
10/31/2020	11.76	.21	.25	.46	(.19)	(.24)	(.43)	11.79	3.91	80		.82		1.11		1.81
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28	87		.81		1.12		2.07

Refer to the end of the tables for footnotes.

96	American Funds Target Date Retirement Series

Financial highlights (continued)

2015 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]		Net effective expense ratio[5]	Ratio of net income to average net assets
Class R-3:
10/31/2023	$11.22	$.34	$(.03)	$.31	$(.25)	$(.13)	$(.38)	$11.15	2.69%	$263	.66%		.95%	2.96%
10/31/2022	13.37	.24	(1.79)	(1.55)	(.15)	(.45)	(.60)	11.22	(12.19)	307	.66		.95	1.95
10/31/2021	11.90	.19	1.75	1.94	(.27)	(.20)	(.47)	13.37	16.63	415	.66		.94	1.51
10/31/2020	11.87	.23	.24	.47	(.20)	(.24)	(.44)	11.90	4.01	426	.66		.95	1.96
10/31/2019	11.28	.26	.75	1.01	(.18)	(.24)	(.42)	11.87	9.39	457	.66		.97	2.25
Class R-4:
10/31/2023	11.33	.38	(.05)	.33	(.28)	(.13)	(.41)	11.25	2.92	219	.36		.65	3.26
10/31/2022	13.48	.28	(1.78)	(1.50)	(.20)	(.45)	(.65)	11.33	(11.81)	254	.35		.64	2.25
10/31/2021	12.00	.23	1.75	1.98	(.30)	(.20)	(.50)	13.48	16.86	348	.36		.64	1.77
10/31/2020	11.96	.27	.25	.52	(.24)	(.24)	(.48)	12.00	4.39	398	.36		.65	2.27
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77	442	.36		.67	2.55
Class R-5E:
10/31/2023	11.30	.40	(.05)	.35	(.31)	(.13)	(.44)	11.21	3.08	109	.16		.45	3.48
10/31/2022	13.45	.30	(1.78)	(1.48)	(.22)	(.45)	(.67)	11.30	(11.66)	133	.15		.44	2.43
10/31/2021	11.98	.26	1.74	2.00	(.33)	(.20)	(.53)	13.45	17.12	181	.15		.43	2.00
10/31/2020	11.94	.31	.23	.54	(.26)	(.24)	(.50)	11.98	4.55	192	.16		.45	2.64
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99	251	.16		.47	2.69
Class R-5:
10/31/2023	11.44	.41	(.05)	.36	(.32)	(.13)	(.45)	11.35	3.16	69	.06		.35	3.55
10/31/2022	13.61	.32	(1.80)	(1.48)	(.24)	(.45)	(.69)	11.44	(11.55)	80	.05		.34	2.56
10/31/2021	12.11	.28	1.76	2.04	(.34)	(.20)	(.54)	13.61	17.27	90	.06		.34	2.11
10/31/2020	12.07	.31	.25	.56	(.28)	(.24)	(.52)	12.11	4.66	93	.06		.35	2.58
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06	119	.06		.37	2.88
Class R-6:
10/31/2023	11.39	.41	(.04)	.37	(.33)	(.13)	(.46)	11.30	3.23	3,000	.01		.30	3.56
10/31/2022	13.56	.32	(1.79)	(1.47)	(.25)	(.45)	(.70)	11.39	(11.55)	3,025	—	[12]	.29	2.58
10/31/2021	12.07	.28	1.76	2.04	(.35)	(.20)	(.55)	13.56	17.31	3,480	.01		.29	2.11
10/31/2020	12.03	.31	.25	.56	(.28)	(.24)	(.52)	12.07	4.74	2,801	.01		.30	2.59
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16	2,564	.01		.32	2.86

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	97

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2023	$10.83	$.36	$(.08)	$.28	$(.27)	$(.10)	$(.37)	$10.74	2.54%	$514		.34%		.34%		.62%		3.30%
10/31/2022	12.60	.25	(1.55)	(1.30)	(.19)	(.28)	(.47)	10.83	(10.80)	561		.34		.34		.61		2.18
10/31/2021	11.37	.21	1.46	1.67	(.28)	(.16)	(.44)	12.60	14.96	660		.34		.34		.61		1.73
10/31/2020	11.28	.25	.23	.48	(.23)	(.16)	(.39)	11.37	4.31	604		.35		.35		.79		2.22
10/31/2019	10.71	.28	.67	.95	(.21)	(.17)	(.38)	11.28	9.32	559		.37		.37		.68		2.54
Class C:
10/31/2023	10.62	.28	(.09)	.19	(.18)	(.10)	(.28)	10.53	1.71	20		1.09		1.09		1.37		2.57
10/31/2022	12.36	.17	(1.53)	(1.36)	(.10)	(.28)	(.38)	10.62	(11.38)	25		1.08		1.08		1.35		1.44
10/31/2021	11.16	.12	1.44	1.56	(.20)	(.16)	(.36)	12.36	14.11	32		1.07		1.07		1.34		.99
10/31/2020	11.09	.17	.22	.39	(.16)	(.16)	(.32)	11.16	3.52	26		1.09		1.09		1.53		1.51
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48	28		1.10		1.10		1.41		1.80
Class T:
10/31/2023	10.85	.39	(.09)	.30	(.30)	(.10)	(.40)	10.75	2.76 [13]	—	[11]	.07	[13]	.07	[13]	.35	[13]	3.57	[13]
10/31/2022	12.61	.29	(1.56)	(1.27)	(.21)	(.28)	(.49)	10.85	(10.51)[13]	—	[11]	.07	[13]	.07	[13]	.34	[13]	2.47	[13]
10/31/2021	11.38	.24	1.46	1.70	(.31)	(.16)	(.47)	12.61	15.18 [13]	—	[11]	.13	[13]	.13	[13]	.40	[13]	1.95	[13]
10/31/2020	11.29	.27	.23	.50	(.25)	(.16)	(.41)	11.38	4.53 [13]	—	[11]	.15	[13]	.15	[13]	.59	[13]	2.44	[13]
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57 [13]	—	[11]	.15	[13]	.15	[13]	.46	[13]	2.77	[13]
Class F-1:
10/31/2023	10.77	.36	(.09)	.27	(.27)	(.10)	(.37)	10.67	2.48	10		.36		.36		.64		3.25
10/31/2022	12.53	.25	(1.55)	(1.30)	(.18)	(.28)	(.46)	10.77	(10.80)	10		.37		.37		.64		2.16
10/31/2021	11.31	.21	1.45	1.66	(.28)	(.16)	(.44)	12.53	14.93	10		.37		.37		.64		1.69
10/31/2020	11.22	.24	.24	.48	(.23)	(.16)	(.39)	11.31	4.34	9		.38		.38		.82		2.17
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26	8		.38		.38		.69		2.61
Class F-2:
10/31/2023	10.83	.39	(.09)	.30	(.30)	(.10)	(.40)	10.73	2.75	41		.10		.10		.38		3.51
10/31/2022	12.59	.28	(1.54)	(1.26)	(.22)	(.28)	(.50)	10.83	(10.50)	40		.09		.09		.36		2.42
10/31/2021	11.36	.24	1.46	1.70	(.31)	(.16)	(.47)	12.59	15.26	40		.09		.09		.36		1.96
10/31/2020	11.27	.28	.23	.51	(.26)	(.16)	(.42)	11.36	4.60	29		.10		.10		.54		2.48
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57	24		.10		.10		.41		2.79
Class F-3:
10/31/2023	10.86	.41	(.10)	.31	(.31)	(.10)	(.41)	10.76	2.83	9		.01		.01		.29		3.67
10/31/2022	12.63	.29	(1.55)	(1.26)	(.23)	(.28)	(.51)	10.86	(10.47)	9		.01		.01		.28		2.49
10/31/2021	11.39	.25	1.47	1.72	(.32)	(.16)	(.48)	12.63	15.40	8		.01		.01		.28		2.08
10/31/2020	11.30	.27	.25	.52	(.27)	(.16)	(.43)	11.39	4.67	6		.01		.01		.45		2.43
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62	4		.02		.01		.32		2.62
Class R-1:
10/31/2023	10.78	.27	(.08)	.19	(.20)	(.10)	(.30)	10.67	1.72	2		1.10		1.10		1.38		2.47
10/31/2022	12.54	.16	(1.54)	(1.38)	(.10)	(.28)	(.38)	10.78	(11.42)	2		1.10		1.10		1.37		1.42
10/31/2021	11.33	.12	1.46	1.58	(.21)	(.16)	(.37)	12.54	14.10	2		1.11		1.11		1.38		1.00
10/31/2020	11.22	.17	.23	.40	(.13)	(.16)	(.29)	11.33	3.57	2		1.06		1.06		1.50		1.54
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43	2		1.14		1.14		1.45		1.79
Class R-2:
10/31/2023	10.64	.28	(.10)	.18	(.17)	(.10)	(.27)	10.55	1.70	76		1.10		1.10		1.38		2.56
10/31/2022	12.38	.16	(1.53)	(1.37)	(.09)	(.28)	(.37)	10.64	(11.46)	85		1.11		1.11		1.38		1.43
10/31/2021	11.18	.12	1.44	1.56	(.20)	(.16)	(.36)	12.38	14.09	106		1.10		1.10		1.37		.99
10/31/2020	11.09	.16	.23	.39	(.14)	(.16)	(.30)	11.18	3.57	101		1.12		1.12		1.56		1.48
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49	109		1.11		1.11		1.42		1.81

Refer to the end of the tables for footnotes.

98	American Funds Target Date Retirement Series

Financial highlights (continued)

2010 Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-2E:
10/31/2023	$10.62	$.32	$(.10)	$.22	$(.21)	$(.10)	$(.31)	$10.53	2.01%	$40	.81%	.81%	1.09%	2.94%
10/31/2022	12.36	.20	(1.53)	(1.33)	(.13)	(.28)	(.41)	10.62	(11.18)	54	.81	.81	1.08	1.71
10/31/2021	11.16	.15	1.44	1.59	(.23)	(.16)	(.39)	12.36	14.46	70	.81	.81	1.08	1.25
10/31/2020	11.09	.20	.21	.41	(.18)	(.16)	(.34)	11.16	3.78	61	.82	.82	1.26	1.78
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79	56	.82	.82	1.13	2.06
Class R-3:
10/31/2023	10.75	.33	(.10)	.23	(.23)	(.10)	(.33)	10.65	2.11	173	.66	.66	.94	3.00
10/31/2022	12.49	.22	(1.54)	(1.32)	(.14)	(.28)	(.42)	10.75	(10.99)	205	.66	.66	.93	1.87
10/31/2021	11.27	.17	1.45	1.62	(.24)	(.16)	(.40)	12.49	14.62	263	.66	.66	.93	1.44
10/31/2020	11.19	.21	.22	.43	(.19)	(.16)	(.35)	11.27	3.94	279	.67	.67	1.11	1.93
10/31/2019	10.63	.24	.67	.91	(.18)	(.17)	(.35)	11.19	8.95	298	.67	.67	.98	2.24
Class R-4:
10/31/2023	10.82	.36	(.10)	.26	(.26)	(.10)	(.36)	10.72	2.41	211	.36	.36	.64	3.28
10/31/2022	12.58	.25	(1.55)	(1.30)	(.18)	(.28)	(.46)	10.82	(10.78)	235	.35	.35	.62	2.18
10/31/2021	11.35	.21	1.46	1.67	(.28)	(.16)	(.44)	12.58	14.97	315	.36	.36	.63	1.73
10/31/2020	11.26	.25	.23	.48	(.23)	(.16)	(.39)	11.35	4.31	315	.36	.36	.80	2.22
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31	324	.36	.36	.67	2.54
Class R-5E:
10/31/2023	10.80	.39	(.10)	.29	(.29)	(.10)	(.39)	10.70	2.67	91	.16	.16	.44	3.55
10/31/2022	12.56	.28	(1.55)	(1.27)	(.21)	(.28)	(.49)	10.80	(10.60)	118	.15	.15	.42	2.37
10/31/2021	11.34	.23	1.46	1.69	(.31)	(.16)	(.47)	12.56	15.14	141	.16	.16	.43	1.90
10/31/2020	11.24	.28	.23	.51	(.25)	(.16)	(.41)	11.34	4.59	137	.16	.16	.60	2.52
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42	154	.16	.16	.47	2.67
Class R-5:
10/31/2023	10.93	.40	(.10)	.30	(.30)	(.10)	(.40)	10.83	2.75	52	.06	.06	.34	3.60
10/31/2022	12.70	.29	(1.56)	(1.27)	(.22)	(.28)	(.50)	10.93	(10.46)	60	.05	.05	.32	2.49
10/31/2021	11.46	.25	1.46	1.71	(.31)	(.16)	(.47)	12.70	15.24	72	.06	.06	.33	2.05
10/31/2020	11.36	.29	.23	.52	(.26)	(.16)	(.42)	11.46	4.67	74	.06	.06	.50	2.54
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60	81	.07	.07	.38	2.90
Class R-6:
10/31/2023	10.89	.40	(.09)	.31	(.31)	(.10)	(.41)	10.79	2.82	2,466	.01	.01	.29	3.60
10/31/2022	12.66	.29	(1.55)	(1.26)	(.23)	(.28)	(.51)	10.89	(10.45)	2,491	.01	.01	.28	2.51
10/31/2021	11.42	.25	1.47	1.72	(.32)	(.16)	(.48)	12.66	15.36	2,713	.01	.01	.28	2.05
10/31/2020	11.33	.29	.23	.52	(.27)	(.16)	(.43)	11.42	4.65	2,191	.01	.01	.45	2.54
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70	1,905	.01	.01	.32	2.85

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	99

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2023		2022		2021		2020		2019
2065 Fund	1%[14]		2%		13%		22%[6,7,8]
2060 Fund	1	[14]	2		12		3	[14]	—%[15]
2055 Fund	1	[14]	3		14	[14]	3	[14]	—	[15]
2050 Fund	1		2		14	[14]	4	[14]	—	[15]
2045 Fund	2	[14]	—	[15]	15	[14]	4	[14]	—	[15]
2040 Fund	1		4		17	[14]	5	[14]	—	[15]
2035 Fund	1		6		17	[14]	9	[14]	—	[15]
2030 Fund	2	[14]	9		21		8	[14]	—	[15]
2025 Fund	5	[14]	12		18	[14]	12	[14]	—	[15]
2020 Fund	6		15		20	[14]	13	[14]	2
2015 Fund	7		17		21	[14]	13		6
2010 Fund	8		18		20	[14]	12		5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes for 2010 Fund and 2065 Fund and reimbursed a portion of miscellaneous fees and expenses during 2065 Fund’s startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	Amount less than $1 million.
[12]	Amount less than .01%.
[13]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[14]	Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to two percentage points if the value of securities sold due to in-kind redemptions were excluded.
[15]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

100	American Funds Target Date Retirement Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Target Date Retirement Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Funds Target Date Retirement Series comprising the American Funds 2065 Target Date Retirement Fund, American Funds 2060 Target Date Retirement Fund, American Funds 2055 Target Date Retirement Fund, American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund, and American Funds 2010 Target Date Retirement Fund (the “Funds”), including the investment portfolios, as of October 31, 2023; the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except American Funds 2065 Target Date Retirement Fund; the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from March 27, 2020 (commencement of operations) through October 31, 2020 for American Funds 2065 Target Date Retirement Fund; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except American Funds 2065 Target Date Retirement Fund, as of October 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds 2065 Target Date Retirement Fund as of October 31, 2023; the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from March 27, 2020 (commencement of operations) through October 31, 2020, for American Funds 2065 Target Date Retirement Fund, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2023, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
December 8, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Target Date Retirement Series	101

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2023, through October 31, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

102	American Funds Target Date Retirement Series

Expense example (continued)

2065 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$981.39	$1.95	.39%	$3.85	.77%
Class A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.92	.77
Class C – actual return	1,000.00	977.59	5.53	1.11	7.43	1.49
Class C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.58	1.49
Class T – actual return	1,000.00	982.91	.55	.11	2.45	.49
Class T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.50	.49
Class F-1 – actual return	1,000.00	982.14	1.85	.37	3.75	.75
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75
Class F-2 – actual return	1,000.00	982.91	.50	.10	2.40	.48
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51	.10	2.45	.48
Class F-3 – actual return	1,000.00	983.62	.05	.01	1.95	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class R-1 – actual return	1,000.00	977.73	5.43	1.09	7.33	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.48	1.47
Class R-2 – actual return	1,000.00	977.59	5.48	1.10	7.38	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2E – actual return	1,000.00	979.16	3.99	.80	5.89	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	6.01	1.18
Class R-3 – actual return	1,000.00	979.91	3.29	.66	5.19	1.04
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.30	1.04
Class R-4 – actual return	1,000.00	981.41	1.80	.36	3.70	.74
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5E – actual return	1,000.00	982.89	.75	.15	2.65	.53
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.70	.53
Class R-5 – actual return	1,000.00	982.91	.30	.06	2.20	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	983.62	.05	.01	1.95	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	103

Expense example (continued)

2060 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$981.26	$1.75		.35%		$3.65	.73%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.72	.73
Class C – actual return	1,000.00	978.05	5.38		1.08		7.28	1.46
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.43	1.46
Class T – actual return	1,000.00	983.42	.50		.10		2.40	.48
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		2.45	.48
Class F-1 – actual return	1,000.00	981.26	1.85		.37		3.75	.75
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.82	.75
Class F-2 – actual return	1,000.00	982.77	.50		.10		2.40	.48
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		2.45	.48
Class F-3 – actual return	1,000.00	983.42	—	[5]	—	[6]	1.90	.38
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.94	.38
Class R-1 – actual return	1,000.00	978.09	5.48		1.10		7.38	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.53	1.48
Class R-2 – actual return	1,000.00	978.03	5.48		1.10		7.38	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.53	1.48
Class R-2E – actual return	1,000.00	979.64	3.99		.80		5.89	1.18
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		6.01	1.18
Class R-3 – actual return	1,000.00	980.41	3.24		.65		5.14	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.24	1.03
Class R-4 – actual return	1,000.00	981.27	1.75		.35		3.65	.73
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.72	.73
Class R-5E – actual return	1,000.00	982.67	.75		.15		2.65	.53
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.70	.53
Class R-5 – actual return	1,000.00	982.79	.25		.05		2.15	.43
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.19	.43
Class R-6 – actual return	1,000.00	983.50	—	[5]	—	[6]	1.90	.38
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.94	.38

Refer to the end of the tables for footnotes.

104	American Funds Target Date Retirement Series

Expense example (continued)

2055 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$981.19	$1.75		.35%		$3.60	.72%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.67	.72
Class C – actual return	1,000.00	977.81	5.38		1.08		7.23	1.45
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.37	1.45
Class T – actual return	1,000.00	982.63	.50		.10		2.35	.47
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		2.40	.47
Class F-1 – actual return	1,000.00	981.05	1.85		.37		3.70	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.77	.74
Class F-2 – actual return	1,000.00	982.14	.50		.10		2.35	.47
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		2.40	.47
Class F-3 – actual return	1,000.00	983.12	—	[5]	—	[6]	1.85	.37
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37
Class R-1 – actual return	1,000.00	977.63	5.48		1.10		7.33	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2 – actual return	1,000.00	977.22	5.48		1.10		7.33	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2E – actual return	1,000.00	979.37	3.99		.80		5.84	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.96	1.17
Class R-3 – actual return	1,000.00	979.97	3.24		.65		5.09	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.19	1.02
Class R-4 – actual return	1,000.00	981.16	1.75		.35		3.60	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.67	.72
Class R-5E – actual return	1,000.00	982.08	.75		.15		2.60	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.65	.52
Class R-5 – actual return	1,000.00	982.78	.25		.05		2.10	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.14	.42
Class R-6 – actual return	1,000.00	982.80	—	[5]	—	[6]	1.85	.37
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	105

Expense example (continued)

2050 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$979.43	$1.70		.34%		$3.54	.71%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.62	.71
Class C – actual return	1,000.00	975.83	5.38		1.08		7.22	1.45
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.37	1.45
Class T – actual return	1,000.00	981.23	.50		.10		2.35	.47
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		2.40	.47
Class F-1 – actual return	1,000.00	979.85	1.85		.37		3.69	.74
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.77	.74
Class F-2 – actual return	1,000.00	981.19	.50		.10		2.35	.47
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		2.40	.47
Class F-3 – actual return	1,000.00	981.83	—	[5]	—	[6]	1.85	.37
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37
Class R-1 – actual return	1,000.00	976.41	5.48		1.10		7.32	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2 – actual return	1,000.00	976.41	5.48		1.10		7.32	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.48	1.47
Class R-2E – actual return	1,000.00	977.79	3.99		.80		5.83	1.17
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.96	1.17
Class R-3 – actual return	1,000.00	977.93	3.24		.65		5.09	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.19	1.02
Class R-4 – actual return	1,000.00	979.39	1.75		.35		3.59	.72
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.67	.72
Class R-5E – actual return	1,000.00	980.54	.75		.15		2.60	.52
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.65	.52
Class R-5 – actual return	1,000.00	981.40	.25		.05		2.10	.42
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.14	.42
Class R-6 – actual return	1,000.00	981.33	—	[5]	—	[6]	1.85	.37
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.89	.37

Refer to the end of the tables for footnotes.

106	American Funds Target Date Retirement Series

Expense example (continued)

2045 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$978.13	$1.70		.34%		$3.49	.70%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.57	.70
Class C – actual return	1,000.00	974.62	5.38		1.08		7.17	1.44
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.32	1.44
Class T – actual return	1,000.00	979.32	.50		.10		2.29	.46
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		2.35	.46
Class F-1 – actual return	1,000.00	977.96	1.84		.37		3.64	.73
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.72	.73
Class F-2 – actual return	1,000.00	979.87	.50		.10		2.30	.46
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		2.35	.46
Class F-3 – actual return	1,000.00	979.90	—	[5]	—	[6]	1.80	.36
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.84	.36
Class R-1 – actual return	1,000.00	974.56	5.47		1.10		7.27	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.43	1.46
Class R-2 – actual return	1,000.00	974.46	5.47		1.10		7.27	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.43	1.46
Class R-2E – actual return	1,000.00	976.49	3.99		.80		5.78	1.16
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.90	1.16
Class R-3 – actual return	1,000.00	976.63	3.24		.65		5.03	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.14	1.01
Class R-4 – actual return	1,000.00	978.10	1.75		.35		3.54	.71
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.62	.71
Class R-5E – actual return	1,000.00	979.22	.75		.15		2.54	.51
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.60	.51
Class R-5 – actual return	1,000.00	979.53	.25		.05		2.05	.41
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.09	.41
Class R-6 – actual return	1,000.00	980.01	—	[5]	—	[6]	1.80	.36
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.84	.36

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	107

Expense example (continued)

2040 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$977.69	$1.74		.35%		$3.54	.71%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.62	.71
Class C – actual return	1,000.00	974.12	5.37		1.08		7.17	1.44
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.32	1.44
Class T – actual return	1,000.00	978.90	.50		.10		2.29	.46
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		2.35	.46
Class F-1 – actual return	1,000.00	978.10	1.84		.37		3.64	.73
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.72	.73
Class F-2 – actual return	1,000.00	978.86	.50		.10		2.29	.46
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		2.35	.46
Class F-3 – actual return	1,000.00	979.49	—	[5]	—	[6]	1.80	.36
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.84	.36
Class R-1 – actual return	1,000.00	974.12	5.47		1.10		7.26	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.43	1.46
Class R-2 – actual return	1,000.00	974.02	5.47		1.10		7.26	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.43	1.46
Class R-2E – actual return	1,000.00	975.43	3.98		.80		5.78	1.16
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.90	1.16
Class R-3 – actual return	1,000.00	976.20	3.24		.65		5.03	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.14	1.01
Class R-4 – actual return	1,000.00	977.65	1.74		.35		3.54	.71
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.62	.71
Class R-5E – actual return	1,000.00	978.21	.75		.15		2.54	.51
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.60	.51
Class R-5 – actual return	1,000.00	979.09	.25		.05		2.05	.41
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		2.09	.41
Class R-6 – actual return	1,000.00	979.01	—	[5]	—	[6]	1.80	.36
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.84	.36

Refer to the end of the tables for footnotes.

108	American Funds Target Date Retirement Series

Expense example (continued)

2035 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$973.22	$1.74		.35%		$3.43	.69%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.52	.69
Class C – actual return	1,000.00	969.50	5.36		1.08		7.05	1.42
Class C – assumed 5% return	1,000.00	1,019.76	5.50		1.08		7.22	1.42
Class T – actual return	1,000.00	974.48	.50		.10		2.19	.44
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		2.24	.44
Class F-1 – actual return	1,000.00	973.02	1.84		.37		3.53	.71
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.62	.71
Class F-2 – actual return	1,000.00	973.84	.50		.10		2.19	.44
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		2.24	.44
Class F-3 – actual return	1,000.00	974.49	—	[5]	—	[6]	1.69	.34
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.73	.34
Class R-1 – actual return	1,000.00	969.26	5.46		1.10		7.15	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.32	1.44
Class R-2 – actual return	1,000.00	969.35	5.46		1.10		7.15	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.32	1.44
Class R-2E – actual return	1,000.00	970.78	3.97		.80		5.66	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.80	1.14
Class R-3 – actual return	1,000.00	971.02	3.23		.65		4.92	.99
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		5.04	.99
Class R-4 – actual return	1,000.00	972.57	1.74		.35		3.43	.69
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.52	.69
Class R-5E – actual return	1,000.00	973.77	.75		.15		2.44	.49
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.50	.49
Class R-5 – actual return	1,000.00	974.12	.25		.05		1.94	.39
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.99	.39
Class R-6 – actual return	1,000.00	974.59	—	[5]	—	[6]	1.69	.34
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.73	.34

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	109

Expense example (continued)

2030 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$967.40	$1.74		.35%		$3.32	.67%
Class A – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.41	.67
Class C – actual return	1,000.00	963.96	5.40		1.09		6.98	1.41
Class C – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.17	1.41
Class T – actual return	1,000.00	968.10	.45		.09		2.03	.41
Class T – assumed 5% return	1,000.00	1,024.75	.46		.09		2.09	.41
Class F-1 – actual return	1,000.00	967.10	1.83		.37		3.42	.69
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.52	.69
Class F-2 – actual return	1,000.00	968.70	.50		.10		2.08	.42
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		2.14	.42
Class F-3 – actual return	1,000.00	968.77	—	[5]	—	[6]	1.59	.32
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.63	.32
Class R-1 – actual return	1,000.00	964.14	5.45		1.10		7.03	1.42
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.22	1.42
Class R-2 – actual return	1,000.00	963.85	5.40		1.09		6.98	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.17	1.41
Class R-2E – actual return	1,000.00	965.42	3.96		.80		5.55	1.12
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.70	1.12
Class R-3 – actual return	1,000.00	965.68	3.22		.65		4.81	.97
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.94	.97
Class R-4 – actual return	1,000.00	967.34	1.74		.35		3.32	.67
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.41	.67
Class R-5E – actual return	1,000.00	968.60	.74		.15		2.33	.47
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.40	.47
Class R-5 – actual return	1,000.00	969.03	.25		.05		1.84	.37
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.89	.37
Class R-6 – actual return	1,000.00	969.52	—	[5]	—	[6]	1.59	.32
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.63	.32

Refer to the end of the tables for footnotes.

110	American Funds Target Date Retirement Series

Expense example (continued)

2025 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$963.12	$1.78		.36%		$3.32	.67%
Class A – assumed 5% return	1,000.00	1,023.39	1.84		.36		3.41	.67
Class C – actual return	1,000.00	959.36	5.38		1.09		6.91	1.40
Class C – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.12	1.40
Class T – actual return	1,000.00	963.89	.50		.10		2.03	.41
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		2.09	.41
Class F-1 – actual return	1,000.00	962.81	1.83		.37		3.36	.68
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.47	.68
Class F-2 – actual return	1,000.00	964.49	.50		.10		2.03	.41
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		2.09	.41
Class F-3 – actual return	1,000.00	965.30	—	[5]	—	[6]	1.54	.31
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.58	.31
Class R-1 – actual return	1,000.00	959.48	5.43		1.10		6.96	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.17	1.41
Class R-2 – actual return	1,000.00	959.27	5.38		1.09		6.91	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.12	1.40
Class R-2E – actual return	1,000.00	960.96	3.95		.80		5.49	1.11
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.65	1.11
Class R-3 – actual return	1,000.00	961.24	3.21		.65		4.75	.96
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.89	.96
Class R-4 – actual return	1,000.00	963.04	1.73		.35		3.27	.66
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.36	.66
Class R-5E – actual return	1,000.00	963.73	.74		.15		2.28	.46
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.35	.46
Class R-5 – actual return	1,000.00	964.86	.25		.05		1.78	.36
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.84	.36
Class R-6 – actual return	1,000.00	964.76	—	[5]	—	[6]	1.54	.31
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.58	.31

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	111

Expense example (continued)

2020 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$960.54	$1.68		.34%		$3.16	.64%
Class A – assumed 5% return	1,000.00	1,023.49	1.73		.34		3.26	.64
Class C – actual return	1,000.00	956.52	5.42		1.10		6.90	1.40
Class C – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.12	1.40
Class T – actual return	1,000.00	961.35	.49		.10		1.98	.40
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		2.04	.40
Class F-1 – actual return	1,000.00	960.25	1.83		.37		3.31	.67
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.41	.67
Class F-2 – actual return	1,000.00	961.26	.49		.10		1.98	.40
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		2.04	.40
Class F-3 – actual return	1,000.00	962.17	—	[5]	—	[6]	1.48	.30
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.53	.30
Class R-1 – actual return	1,000.00	956.94	5.43		1.10		6.91	1.40
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.12	1.40
Class R-2 – actual return	1,000.00	956.56	5.38		1.09		6.85	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.07	1.39
Class R-2E – actual return	1,000.00	958.20	3.95		.80		5.43	1.10
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.60	1.10
Class R-3 – actual return	1,000.00	958.60	3.21		.65		4.69	.95
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.84	.95
Class R-4 – actual return	1,000.00	960.51	1.73		.35		3.21	.65
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.31	.65
Class R-5E – actual return	1,000.00	961.21	.74		.15		2.22	.45
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.29	.45
Class R-5 – actual return	1,000.00	961.69	.25		.05		1.73	.35
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.79	.35
Class R-6 – actual return	1,000.00	961.54	—	[5]	—	[6]	1.48	.30
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.53	.30

Refer to the end of the tables for footnotes.

112	American Funds Target Date Retirement Series

Expense example (continued)

2015 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$960.72	$1.63		.33%		$3.06	.62%
Class A – assumed 5% return	1,000.00	1,023.54	1.68		.33		3.16	.62
Class C – actual return	1,000.00	956.63	5.38		1.09		6.81	1.38
Class C – assumed 5% return	1,000.00	1,019.71	5.55		1.09		7.02	1.38
Class T – actual return	1,000.00	962.42	.49		.10		1.93	.39
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		1.99	.39
Class F-1 – actual return	1,000.00	960.45	1.83		.37		3.26	.66
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.36	.66
Class F-2 – actual return	1,000.00	962.36	.49		.10		1.93	.39
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		1.99	.39
Class F-3 – actual return	1,000.00	962.45	—	[5]	—	[6]	1.43	.29
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.48	.29
Class R-1 – actual return	1,000.00	957.43	5.43		1.10		6.86	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.07	1.39
Class R-2 – actual return	1,000.00	957.47	5.43		1.10		6.86	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.07	1.39
Class R-2E – actual return	1,000.00	958.30	3.95		.80		5.38	1.09
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.55	1.09
Class R-3 – actual return	1,000.00	959.56	3.21		.65		4.64	.94
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.79	.94
Class R-4 – actual return	1,000.00	961.54	1.73		.35		3.16	.64
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.26	.64
Class R-5E – actual return	1,000.00	961.40	.74		.15		2.18	.44
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.24	.44
Class R-5 – actual return	1,000.00	961.87	.25		.05		1.68	.34
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.73	.34
Class R-6 – actual return	1,000.00	962.52	—	[5]	—	[6]	1.43	.29
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.48	.29

Refer to the end of the tables for footnotes.

American Funds Target Date Retirement Series	113

Expense example (continued)

2010 Fund

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$960.64	$1.63		.33%		$3.01	.61%
Class A – assumed 5% return	1,000.00	1,023.54	1.68		.33		3.11	.61
Class C – actual return	1,000.00	957.27	5.43		1.10		6.81	1.38
Class C – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.02	1.38
Class T – actual return	1,000.00	961.53	.49		.10		1.88	.38
Class T – assumed 5% return	1,000.00	1,024.70	.51		.10		1.94	.38
Class F-1 – actual return	1,000.00	960.40	1.83		.37		3.21	.65
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89		.37		3.31	.65
Class F-2 – actual return	1,000.00	961.47	.49		.10		1.88	.38
Class F-2 – assumed 5% return	1,000.00	1,024.70	.51		.10		1.94	.38
Class F-3 – actual return	1,000.00	961.58	—	[5]	—	[6]	1.38	.28
Class F-3 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.43	.28
Class R-1 – actual return	1,000.00	956.95	5.43		1.10		6.81	1.38
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60		1.10		7.02	1.38
Class R-2 – actual return	1,000.00	956.48	5.38		1.09		6.76	1.37
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55		1.09		6.97	1.37
Class R-2E – actual return	1,000.00	958.15	3.95		.80		5.33	1.08
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08		.80		5.50	1.08
Class R-3 – actual return	1,000.00	958.60	3.21		.65		4.59	.93
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31		.65		4.74	.93
Class R-4 – actual return	1,000.00	959.72	1.73		.35		3.11	.63
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79		.35		3.21	.63
Class R-5E – actual return	1,000.00	961.36	.74		.15		2.13	.43
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77		.15		2.19	.43
Class R-5 – actual return	1,000.00	961.81	.25		.05		1.63	.33
Class R-5 – assumed 5% return	1,000.00	1,024.95	.26		.05		1.68	.33
Class R-6 – actual return	1,000.00	961.68	—	[5]	—	[6]	1.38	.28
Class R-6 – assumed 5% return	1,000.00	1,025.21	—	[5]	—	[6]	1.43	.28

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	Amount less than $.01.
[6]	Amount less than .01%.

114	American Funds Target Date Retirement Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2023:

	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Long-term capital gains	$26,856,000	$355,102,000	$753,677,000	$1,172,069,000
Foreign taxes (per share)	$0.0031	$0.0043	$0.0067	$0.0050
Foreign source income (per share)	$0.0246	$0.0327	$0.0509	$0.0385
Qualified dividend income	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	100%	100%
U.S. government income that may be exempt from state taxation	$1,963,000	$13,243,000	$24,702,000	$39,721,000

	2045 Fund	2040 Fund	2035 Fund	2030 Fund
Long-term capital gains	$1,259,384,000	$1,418,366,000	$1,222,898,000	$921,249,000
Foreign taxes (per share)	$0.0048	$0.0041	$0.0030	$0.0022
Foreign source income (per share)	$0.0376	$0.0364	$0.0307	$0.0273
Qualified dividend income	100%	100%	100%	$609,070,000
Section 199A dividends	—	—	—	$6,252,000
Section 163(j) interest dividends	—	—	$139,764,000	$382,252,000
Corporate dividends received deduction	100%	100%	$413,794,000	$386,495,000
U.S. government income that may be exempt from state taxation	$48,383,000	$93,430,000	$196,031,000	$310,325,000

	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Long-term capital gains	$522,763,000	$222,297,000	$56,036,000	$35,333,000
Foreign taxes (per share)	$0.0015	$0.0009	$0.0007	$0.0005
Foreign source income (per share)	$0.0219	$0.0131	$0.0104	$0.0072
Qualified dividend income	$505,183,000	$257,436,000	$80,797,000	$64,733,000
Section 199A dividends	$6,398,000	$4,594,000	$1,619,000	$1,506,000
Section 163(j) interest dividends	$476,335,000	$312,180,000	$102,760,000	$78,983,000
Corporate dividends received deduction	$264,804,000	$140,778,000	$43,549,000	$33,600,000
U.S. government income that may be exempt from state taxation	$304,171,000	$174,735,000	$56,286,000	$45,875,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

American Funds Target Date Retirement Series	115

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2007	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications, and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970	2019	Partner – Capital Fixed Income Investors, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.[6]; Vice Chairman and Director, Capital Research and Management Company	88	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by referring to the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 117 for footnotes.

116	American Funds Target Date Retirement Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Michelle J. Black, 1971 President	2020	Partner — Capital Solutions Group, Capital Research and Management Company; Partner — Capital Solutions Group, Capital Bank and Trust Company[6]
Walt Burkley, 1966 Principal Executive Officer	2018	General Counsel — Fund Business Management Group, Capital Research and Management Company; General Counsel and Secretary, The Capital Group Companies, Inc.[6]; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2012	Partner — Capital Solutions Group, Capital Research and Management Company
Jessica C. Spaly, 1977 Senior Vice President	2023	Partner — Capital Research Global Investors, Capital Research and Management Company
Shannon Ward, 1964 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Rich Lang, 1969 Vice President	2015	Senior Vice President — Capital Group Institutional Investment Services Division, American Funds Distributors, Inc.[6]
Maria Manotok, 1974 Vice President	2010	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Senior Vice President, Secretary and Director, Capital Group Companies Global[6]; Senior Vice President, Secretary and Director, Capital Group International, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2010–2014 2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2007	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Randall F. Buonviri, 1988 Assistant Treasurer	2023	Assistant Vice President — Investment Operations, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Target Date Retirement Series	117

This page was intentionally left blank.

118	American Funds Target Date Retirement Series

This page was intentionally left blank.

American Funds Target Date Retirement Series	119

This page was intentionally left blank.

120	American Funds Target Date Retirement Series

This page was intentionally left blank.

American Funds Target Date Retirement Series	121

This page was intentionally left blank.

122	American Funds Target Date Retirement Series

This page was intentionally left blank.

American Funds Target Date Retirement Series	123

Office of the series
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

124	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios —is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Refer to the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 and S&P Target Date indexes are products of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 91% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class R-6 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class R-6 share results as of December 31, 2022. Ten of the 12 taxable fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class R-6 shares were first offered on May 1, 2009. Class R-6 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after May 1, 2009, also include hypothetical returns because those funds’ Class R-6 shares sold after the funds’ date of first offering. For Short-Term Bond Fund of America, shares first sold on November 20, 2009; results prior to that date are hypothetical, except for the period between May 7, 2009, and June 15, 2009, a short period when the fund had shareholders and actual results were calculated. Refer to each fund’s prospectus for more information on specific expenses.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 333 South Hope Street, 55th Floor, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFTDF

Registrant:

a) Audit Fees:
Audit	2022	85,000
	2023	91,000

b) Audit-Related Fees:
	2022	37,000
	2023	39,000

c) Tax Fees:
	2022	48,000
	2023	49,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,221,000
	2023	2,183,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,701,000 for fiscal year 2022 and $2,271,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: December 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 29, 2023

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 29, 2023